File No. 33-38909


               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 9

                               TO

                            FORM S-6

 For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2


               THE FIRST TRUST COMBINED SERIES 130
                      (Exact Name of Trust)

                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          NIKE SECURITIES L.P.       CHAPMAN AND CUTLER
          Attn:  James A. Bowen      Attn:  Eric F. Fess
          1001 Warrenville Road      111 West Monroe Street
          Lisle, Illinois  60532     Chicago, Illinois  60603

        (Name and complete address of agents for service)




It is proposed that this filing will become effective (check appropriate box)


:    :  immediately upon filing pursuant to paragraph (b)
:  x :  May 28, 1999
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)

     Pursuant to Rule 24f-2 under the Investment Company  Act  of
1940,   the  issuer  has  registered  an  indefinite  amount   of
securities.   A 24f-2 Notice for the offering was last  filed  on
April 28, 1999.

                     THE FIRST TRUST COMBINED SERIES 130
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                            OHIO TRUST, SERIES 33
                                 4,264 UNITS

PROSPECTUS
Part One
Dated May 26, 1999

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

In the opinion of Counsel, interest income to the Trust and to Unit holders, with certain exceptions, is exempt under existing law from all Federal income taxes. In addition, the interest income is, in the opinion of Special Counsel, exempt to the extent indicated from Ohio State and local income taxes. Capital gains, if any, are subject to tax.

The Trust

The First Trust of Insured Municipal Bonds - Multi-State Ohio Trust, Series 33 (the "Trust") is an insured and fixed portfolio of interest-bearing obligations issued by or on behalf of municipalities and other governmental authorities within the State of Ohio, counties, municipalities, authorities and political subdivisions thereof, the interest on which is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income taxes and from Ohio State and local income taxes under existing law. At April 16, 1999, each Unit represented a 1/4,264 undivided interest in the principal and net income of the Trust (see "The Fund" in Part
Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price of the Units is equal to the aggregate value of the Bonds in the Portfolio of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the amount invested). At April 16, 1999, the Public Offering Price per Unit was $956.97 plus net interest accrued to date of settlement (three business days after such date) of $10.42 and $31.22 for the monthly and semi-annual distribution plans, respectively (see "Market for Units" in Part Two).

       Please retain all parts of this Prospectus for future reference.
_____________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
_____________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

Estimated Current Return and Estimated Long-Term Return

Estimated Current Return to Unit holders under the semi-annual distribution plan was 6.45% per annum on April 16, 1999, and 6.38% under the monthly distribution plan. Estimated Long-Term Return to Unit holders under the semi-annual distribution plan was 2.22% per annum on April 16, 1999, and 2.16% under the monthly distribution plan. Estimated Current Return is calculated by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price. Estimated Long-Term Return is calculated using a formula which (1) takes into consideration and determines and factors in the relative weightings of the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust and (2) takes into account a compounding factor and the expenses and sales charge associated with each Unit of the Trust. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Current Return and Estimated Long-Term Return indicated above will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. The above figures are based on estimated per Unit cash flows. Estimated cash flows will vary with changes in fees and expenses, with changes in current interest rates, and with the principal prepayment, redemption, maturity, call, exchange or sale of the underlying Bonds. See "What are Estimated Current Return and Estimated Long-Term Return?" in Part Two.

                     THE FIRST TRUST COMBINED SERIES 130
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                            OHIO TRUST, SERIES 33
            SUMMARY OF ESSENTIAL INFORMATION AS OF APRIL 16, 1999
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Principal Amount of Bonds in the Trust                             $3,760,000
Number of Units                                                         4,264
Fractional Undivided Interest in the Trust per Unit                   1/4,264
Public Offering Price:
  Aggregate Value of Bonds in the Portfolio                        $3,958,081
  Aggregate Value of Bonds per Unit                                   $928.26
  Sales Charge 3.093% (3.0% of Public Offering Price)                  $28.71
  Public Offering Price per Unit                                      $956.97*
Redemption Price and Sponsor's Repurchase Price per Unit
  ($28.71 less than the Public Offering Price per Unit)               $928.26*
Discretionary Liquidation Amount of the Trust (20% of the
  original principal amount of Bonds in the Trust)                 $1,000,000

Date Trust Established                                         March 20, 1991
Mandatory Termination Date                                  December 31, 2040
Evaluator's Fee: $1,500 annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate                       Maximum of $.25
  of the Sponsor                                            per Unit annually

*Plus net interest accrued to date of settlement (three business days after purchase) (see "Public Offering Price" herein and "Redemption of Units" and "Purchase of Units by Sponsor" in Part Two).

                     THE FIRST TRUST COMBINED SERIES 130
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                            OHIO TRUST, SERIES 33
            SUMMARY OF ESSENTIAL INFORMATION AS OF APRIL 16, 1999
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
                      Trustee:  The Chase Manhattan Bank


PER UNIT INFORMATION BASED ON VARIOUS DISTRIBUTION PLANS

                                                                      Semi-
                                                           Monthly    Annual

Calculation of Estimated Net Annual Income:
  Estimated Annual Interest Income                          $63.58    $63.58
  Less: Estimated Annual Expense Excluding
          Insurance                                          $2.36     $1.76
        Annual Premium on Portfolio Insurance                 $.13      $.13
  Estimated Net Annual Interest Income                      $61.09    $61.69
Calculation of Interest Distribution:
  Estimated Net Annual Interest Income                      $61.09    $61.69
  Divided by 12 and 2, Respectively                          $5.09    $30.85
Estimated Daily Rate of Net Interest Accrual                  $.1697    $.1714
Estimated Current Return Based on Public
  Offering Price                                              6.38%     6.45%
Estimated Long-Term Return Based on Public
  Offering Price                                              2.16%     2.22%

Trustee's Annual Fee: $1.05 and $.55 per $1,000 principal amount of Bonds for those portions of the Trust under the monthly and semi-annual distribution plans, respectively.
Computation Dates: Fifteenth day of the month as follows: monthly--each month; semi-annual--June and December.
Distribution Dates: Last day of the month as follows: monthly--each month; semi-annual--June and December.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust Combined
Series 130, The First Trust of Insured Municipal
Bonds - Multi-State, Ohio Trust, Series 33

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Combined Series 130, The First Trust of Insured Municipal Bonds - Multi-State, Ohio Trust, Series 33 as of January 31, 1999, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1999, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Combined Series 130, The First Trust of Insured Municipal Bonds - Multi-State, Ohio Trust, Series 33 at January 31, 1999, and the results of its operations and changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.



                                                             ERNST & YOUNG LLP
Chicago, Illinois
May 12, 1999

                     THE FIRST TRUST COMBINED SERIES 130
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                            OHIO TRUST, SERIES 33

                     STATEMENT OF ASSETS AND LIABILITIES

                               January 31, 1999


                                    ASSETS

Municipal bonds, at market value (cost $3,833,116)
  (Notes 1 and 3)                                                 $4,019,044
Accrued interest                                                      75,493
                                                                  __________
                                                                   4,094,537

                          LIABILITIES AND NET ASSETS

Liabilities:
  Distributions payable and accrued to unit holders                   11,141
  Cash overdraft                                                       6,228
                                                                  __________
                                                                      17,369
                                                                  __________

Net assets, applicable to 4,274 outstanding units
    of fractional undivided interest:
  Cost of Trust assets (Note 1)                      $3,833,116
  Net unrealized appreciation (Note 2)                  185,928
  Distributable funds                                    58,124
                                                     __________

                                                                  $4,077,168
                                                                  ==========

Net asset value per unit                                             $953.95
                                                                  ==========


               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 130
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                            OHIO TRUST, SERIES 33

                     PORTFOLIO - See notes to portfolio.

                               January 31, 1999


                                                    Coupon
                                                   interest   Date of       Redemption                 Principal     Market
 Name of issuer and title of bond(g)                 rate     maturity    provisions(a)    Rating(b)     amount      value
                                                                                          (Unaudited)

Akron, Bath and Copley Joint Township Hospital
  District, Ohio, Hospital Improvement Revenue,
  Series 1990 (Children's Hospital Medical
  Center of Akron) (AMBAC Insured) (c) (f)           7.45 %   11/15/2020   2000 @ 102         AAA       $630,000     684,502
County of Clermont, Ohio, Hospital Facilities
  Revenue, Series 1989 A (Mercy Health System,
  Province of Cincinnati) (AMBAC Insured) (c) (f)    7.50      9/01/2019   1999 @ 102         AAA        660,000     694,253
Hilliard City School District, Ohio, General
  Obligation (Unlimited Tax), School Improvement,
  Series 1990 (f)                                    7.00     12/01/2013   2000 @ 102         Aa3(e)     580,000     623,854
County of Lucas, Ohio, Hospital Improvement
  Revenue, Series 1990 (St. Vincent Medical                                2000 @ 102
  Center), Series 1990B (MBIA Insured) (c)           6.75      8/15/2020   2011 @ 100 S.F.    AAA        235,000     249,573
City of Maple Heights, Ohio, General
  Obligation (Limited Tax) (Various Capital
  Purposes, Series 1991) (AMBAC Insured) (c) (f)     7.00     12/01/2011   2001 @ 102         AAA        500,000     555,856
Ohio Housing Finance Agency, Single Family
  Mortgage Revenue, 1985 Series A (FGIC
  Insured) (c)                                       -(d)      1/15/2015                      AAA         50,000      10,157
Ohio Water Development Authority, State of Ohio,
  Collateralized Pollution Control Revenue
  Refunding, 1990 Series A (The Toledo Edison
  Company Project) (FSA Insured) (c)                 7.75      5/15/2019   2000 @ 102         AAA        740,000     784,940
County of Summit, Ohio, General Obligation
  (Limited Tax) (Two Series)
  (AMBAC Insured) (c) (f)                            6.90      8/01/2012   2001 @ 102         AAA        375,000     415,909
                                                                                                      ______________________

                                                                                                      $3,770,000   4,019,044
                                                                                                      ======================

                     THE FIRST TRUST COMBINED SERIES 130
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                            OHIO TRUST, SERIES 33

                              NOTES TO PORTFOLIO

                               January 31, 1999


(a) Shown under this heading are the year in which each issue of Bonds is initially redeemable and the redemption price in that year. Unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter (but not below par value). "S.F." indicates a sinking fund is established with respect to an issue of bonds. In addition, certain bonds are sometimes redeemable in whole or in part other than by operation of the stated redemption or sinking fund provisions under specified unusual or extraordinary circumstances. Approximately 99% of the aggregate principal amount of the Bonds in the Trust are subject to call within three years.

(b) The ratings shown are those effective at January 31, 1999. All ratings are by Standard & Poor's Corporation unless otherwise indicated.

(c)   Insurance has been obtained by the Bond issuer.

(d) These Bonds have no stated interest rate ("zero coupon bonds") and, accordingly, will have no periodic interest payments to the Trust. Upon maturity, the holders of these Bonds are entitled to receive 100% of the stated principal amount. The Bonds were issued at an original issue discount on August 6, 1985 at a price of 5.27% of the original principal amount.

(e)   Rating by Moody's Investors Service, Inc.

(f) This issue of Bonds is secured by, and payable from, escrowed U.S. Government securities.

(g) The Trust consists of eight obligations of issuers located in Ohio. Three of the Bonds, representing approximately 39% of the aggregate principal amount of the Bonds in the Trust, are general obligations of a governmental entity. The remaining issues are revenue bonds payable from the income of a specific project or authority and are divided by purpose of issue as follows: Health Care, 3; Single Family Housing, 1; and Water, 1. Approximately 40% and 1% of the aggregate principal amount of the Bonds consist of health care revenue bonds and single family residential mortgage revenue bonds, respectively. Each of five Bond issues represents 10% or more of the aggregate principal amount of the Bonds in the Trust or a total of approximately 82%. The largest such issue represents approximately 20%.

               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 130
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                            OHIO TRUST, SERIES 33

                           STATEMENTS OF OPERATIONS


                                                 Year ended January 31,

                                              1999        1998        1997

Interest income                             $288,348     308,487     320,071

Expenses:
  Trustee's fees and related expenses        (6,497)     (6,879)     (6,870)
  Insurance expense                            (568)       (568)       (568)
  Evaluator's fees                           (1,500)     (1,500)     (1,500)
  Supervisory fees                           (1,128)     (1,185)     (1,223)
                                            ________________________________
      Investment income - net                278,655     298,355     309,910

Net gain (loss) on investments:
  Net realized gain (loss)                    17,111      13,520      11,464
  Change in net unrealized appreciation
    or depreciation                         (83,890)    (41,345)   (130,761)
                                            ________________________________
                                            (66,779)    (27,825)   (119,297)
                                            ________________________________
Net increase (decrease)in net assets
  resulting from operations                 $211,876     270,530     190,613
                                            ================================


               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 130
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                            OHIO TRUST, SERIES 33

                     STATEMENTS OF CHANGES IN NET ASSETS

                                                 Year ended January 31,

                                              1999        1998        1997

Net increase (decrease) in net assets
    resulting from operations:
  Investment income - net                   $278,655     298,355     309,910
  Net realized gain (loss) on investments     17,111      13,520      11,464
  Change in net unrealized appreciation
    or depreciation on investments          (83,890)    (41,345)   (130,761)
                                          __________________________________
                                             211,876     270,530     190,613

Distributions to unit holders:
  Investment income - net                  (277,608)   (295,715)   (308,763)
  Principal from investment transactions   (195,963)     (5,062)     (6,569)
                                          __________________________________
                                           (473,571)   (300,777)   (315,332)

Unit redemptions (240, 224 and 153 in 1999,
    1998 and 1997, respectively):
  Principal portion                        (238,767)   (224,619)   (155,385)
  Net interest accrued                       (4,849)     (5,686)     (2,748)
                                          __________________________________
                                           (243,616)   (230,305)   (158,133)
                                          __________________________________

Total increase (decrease) in net assets    (505,311)   (260,552)   (282,852)

Net assets:
  At the beginning of the year             4,582,479   4,843,031   5,125,883
                                          __________________________________
  At the end of the year (including
    distributable funds applicable to
    Trust units of $58,124, $56,857 and
    $67,024 at January 31, 1999, 1998
    and 1997, respectively)               $4,077,168   4,582,479   4,843,031
                                          ==================================

Trust units outstanding at the end of
  the year                                     4,274       4,514       4,738


               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 130
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                            OHIO TRUST, SERIES 33

                        NOTES TO FINANCIAL STATEMENTS

1.  Significant accounting policies

Security valuation -

Bonds are stated at values as determined by Securities Evaluation Service, Inc. (the Evaluator), certain shareholders of which are officers of the Sponsor. The bond values are based on (1) current bid prices for the bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust, (2) current bid prices for comparable bonds, (3) appraisal or (4) any combination of the above (see Note 3).

Security cost -

The Trust's cost of its portfolio is based on the offering prices of the bonds on the Date of Deposit, March 20, 1991. The premium or discount (including original issue discount) existing at the Date of Deposit is not being amortized. Realized gain (loss) from bond transactions is reported on an identified cost basis. Sales and redemptions of bonds are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

In addition to insurance coverage acquired by the Trust (see Note 3), the Trust pays a fee for Trustee services to The Chase Manhattan Bank which is based on $1.05 and $.55 per $1,000 principal amount of Bonds for those portions of the Trust under the monthly and semi-annual distribution plans, respectively. Additionally, a fee of $1,500 annually is payable to the Evaluator and the Trust pays all related expenses of the Trustee, recurring financial reporting costs and an annual supervisory fee payable to an affiliate of the Sponsor.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at January 31, 1999 follows:

                    Unrealized appreciation                        $192,033
                    Unrealized depreciation                         (6,105)
                                                                   ________

                                                                   $185,928
                                                                   ========

3.  Insurance

The issuers of seven bond issues in the Trust have acquired insurance coverage which provides for the payment, when due, of all principal and interest on those bonds (see Note (c) to Portfolio); the Trust has acquired similar insurance coverage on the other bond in its portfolio. While insurance coverage acquired by an issuer of bonds continues in force so long as the bonds are outstanding and the insurer remains in business, insurance coverage acquired by the Trust is effective only while the bonds are owned by the Trust and, in the event of disposition of such a bond by the Trustee, the insurance terminates as to such bond on the date of disposition. Pursuant to an irrevocable commitment of Financial Guaranty Insurance Company, in the event of a sale of a bond from the portfolio which is covered by the insurance acquired by the Trust, the Trustee has the right to obtain permanent insurance for such bond upon the payment of a single predetermined insurance premium from the proceeds of the sale of such bond. Annual insurance premiums payable by the Trust in future years, assuming no change in the portfolio, will be $568.

The valuation of bonds does not include any amount attributable to the insurance acquired by the Trust as there has been no default in the payment of principal or interest on the bonds in the portfolio as of the date of these financial statements and, in the opinion of the Sponsor, the bonds are being quoted in the market at a value which does not reflect a significant risk of such default.

4.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate offering price of the bonds on the date of an investor's purchase, plus a sales charge of 5.5% of the public offering price which is equivalent to approximately 5.820% of the net amount invested.


Distributions to unit holders -

Distributions of net interest income to unit holders are made monthly or semi-annually. Such income distributions per unit, on an accrual basis, were as follows:

              Type of                            Year ended January 31,
            distribution
                plan                         1999         1998        1997

             Monthly                         $64.02       63.92       63.82
             Semi-annual                      64.56       64.63       64.47

Selected data for a unit of the Trust
  outstanding throughout each year -

                                                 Year ended January 31,

                                             1999         1998       1997

Interest income                              $66.25        66.41      66.33
Expenses                                      (2.23)       (2.18)     (2.11)
                                           ________________________________
      Investment income - net                 64.02        64.23      64.22

Distributions to unit holders:
  Investment income - net                    (64.14)      (64.23)    (64.11)
  Principal from investment transactions     (45.85)       (1.12)     (1.35)

Net gain (loss) on investments               (15.25)       (5.88)    (24.61)
                                           ________________________________
      Total increase (decrease)
       in net assets                         (61.22)       (7.00)    (25.85)

Net assets:
  Beginning of the year                    1,015.17     1,022.17   1,048.02
                                           ________________________________

  End of the year                           $953.95     1,015.17   1,022.17
                                           ================================

                     THE FIRST TRUST COMBINED SERIES 130
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                            OHIO TRUST, SERIES 33

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ____________________
                             P R O S P E C T U S
                             ____________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                     THE FIRST TRUST COMBINED SERIES 130
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                        PENNSYLVANIA TRUST, SERIES 38
                                 2,167 UNITS

PROSPECTUS
Part One
Dated May 26, 1999

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

In the opinion of Counsel, interest income to the Trust and to Unit holders, with certain exceptions, is exempt under existing law from all Federal income taxes. In addition, the interest income is, in the opinion of Special Counsel, exempt to the extent indicated from Pennsylvania State and local income taxes. Capital gains, if any, are subject to tax.

The Trust

The First Trust of Insured Municipal Bonds - Multi-State, Pennsylvania Trust, Series 38 (the "Trust") is an insured and fixed portfolio of interest-bearing obligations issued by or on behalf of municipalities and other governmental authorities within the State of Pennsylvania, counties, municipalities, authorities and political subdivisions thereof, the interest on which is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income taxes and from Pennsylvania State and local income taxes under existing law. At April 16, 1999, each Unit represented a 1/2,167 undivided interest in the principal and net income of the Trust (see "The Fund" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price of the Units is equal to the aggregate value of the Bonds in the Portfolio of the Trust divided by the number of Units outstanding, plus a sales charge of 3.0% of the Public Offering Price (3.093% of the amount invested). At April 16, 1999, the Public Offering Price per Unit was $773.87 plus net interest accrued to date of settlement (three business days after such date) of $8.37 and $23.72 for the monthly and semi-annual distribution plans, respectively (see "Market for Units" in Part Two).

       Please retain all parts of this Prospectus for future reference.
____________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
____________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

Estimated Current Return and Estimated Long-Term Return

Estimated Current Return to Unit holders under the semi-annual distribution plan was 5.94% per annum on April 16, 1999, and 5.88% under the monthly distribution plan. Estimated Long-Term Return to Unit holders under the semi-annual distribution plan was 2.77% per annum on April 16, 1999, and 2.70% under the monthly distribution plan. Estimated Current Return is calculated by dividing the estimated net annual interest income per Unit by the Public Offering Price. Estimated Long-Term Return is calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust and (2) takes into account a compounding factor and the expenses and sales charge associated with each Unit of the Trust. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Current Return and Estimated Long-Term Return indicated above will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. The above figures are based on estimated per Unit cash flows. Estimated cash flows will vary with changes in fees and expenses, with changes in current interest rates, and with the principal prepayment, redemption, maturity, call, exchange or sale of the underlying Bonds. See "What are Estimated Current Return and Estimated Long-Term Return?" in Part Two.

                     THE FIRST TRUST COMBINED SERIES 130
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                        PENNSYLVANIA TRUST, SERIES 38
            SUMMARY OF ESSENTIAL INFORMATION AS OF APRIL 16, 1999
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
                      Trustee:  The Chase Manhattan Bank

GENERAL INFORMATION

Principal Amount of Bonds in the Trust                            $1,650,000
Number of Units                                                        2,167
Fractional Undivided Interest in the Trust per Unit                  1/2,167
Public Offering Price:
  Aggregate Value of Bonds in the Portfolio                       $1,626,666
  Aggregate Value of Bonds per Unit                                  $750.65
  Sales Charge 3.093% (3.0% of Public Offering Price)                 $23.22
  Public Offering Price per Unit                                     $773.87*
Redemption Price and Sponsor's Repurchase Price per Unit
  ($23.22 less than the Public Offering Price per Unit)              $750.65*
Discretionary Liquidation Amount of the Trust (20% of the
  original principal amount of Bonds in the Trust)                  $600,000

Date Trust Established                                         March 20, 1991
Mandatory Termination Date                                 December  31, 2040
Evaluator's Fee: $900 annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate                       Maximum of $.25
  of the Sponsor                                            per Unit annually

*Plus net interest accrued to date of settlement (three business days after purchase) (see "Public Offering Price" herein and "Redemption of Units" and "Purchase of Units by Sponsor" in Part Two).

                     THE FIRST TRUST COMBINED SERIES 130
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                        PENNSYLVANIA TRUST, SERIES 38
            SUMMARY OF ESSENTIAL INFORMATION AS OF APRIL 16, 1999
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
                      Trustee:  The Chase Manhattan Bank

PER UNIT INFORMATION BASED ON VARIOUS DISTRIBUTION PLANS

                                                                      Semi-
                                                           Monthly    Annual

Calculation of Estimated Net Annual Income:
  Estimated Annual Interest Income                          $47.71    $47.71
  Less: Estimated Annual Expense                             $2.24     $1.76
  Estimated Net Annual Interest Income                      $45.47    $45.95
Calculation of Interest Distribution:
  Estimated Net Annual Interest Income                      $45.47    $45.95
  Divided by 12 and 2, Respectively                          $3.79    $22.98
Estimated Daily Rate of Net Interest Accrual                  $.1263    $.1276
Estimated Current Return Based on Public
  Offering Price                                              5.88%     5.94%
Estimated Long-Term Return Based on Public
  Offering Price                                              2.70%     2.77%

Trustee's Annual Fee: $1.05 and $.55 per $1,000 principal amount of Bonds for those portions of the Trust under the monthly and semi-annual distribution plans, respectively.
Computation Dates: Fifteenth day of the month as follows: monthly--each month; semi-annual--June and December.
Distribution Dates: Last day of the month as follows: monthly--each month; semi-annual--June and December.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust
Combined Series 130, The First Trust of
Insured Municipal Bonds - Multi-State,
Pennsylvania Trust, Series 38

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Combined Series 130, The First Trust of Insured Municipal Bonds - Multi-State, Pennsylvania Trust, Series 38 as of January 31, 1999, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1999, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Combined Series 130, The First Trust of Insured Municipal Bonds - Multi-State, Pennsylvania Trust, Series 38 at January 31, 1999, and the results of its operations and changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.



                                                             ERNST & YOUNG LLP
Chicago, Illinois
May 12, 1999

                     THE FIRST TRUST COMBINED SERIES 130
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                        PENNSYLVANIA TRUST, SERIES 38

                     STATEMENT OF ASSETS AND LIABILITIES

                               January 31, 1999


                                    ASSETS

Municipal bonds, at market value (cost $1,499,082)
  (Note 1)                                                        $1,639,634
Accrued interest                                                      34,194
                                                                  __________
                                                                   1,673,828

                          LIABILITIES AND NET ASSETS

Liabilities:
  Distributions payable and accrued to unit holders                    3,382
  Cash overdraft                                                       6,266
                                                                  __________
                                                                       9,648
                                                                  __________

Net assets, applicable to 2,167 outstanding units
    of fractional undivided interest:
  Cost of Trust assets (Note 1)                      $1,499,082
  Net unrealized appreciation (Note 2)                  140,552
  Distributable funds                                    24,546
                                                     __________

                                                                  $1,664,180
                                                                  ==========

Net asset value per unit                                             $767.96
                                                                  ==========


               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 130
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                        PENNSYLVANIA TRUST, SERIES 38

                     PORTFOLIO - See notes to portfolio.

                               January 31, 1999


                                                    Coupon                                  Standard
                                                   interest   Date of       Redemption      & Poor's   Principal     Market
 Name of issuer and title of bond(f)                 rate     maturity    provisions(a)    rating(b)     amount      value
                                                                                          (Unaudited)

Commodore Perry School District, Mercer County,
  Pennsylvania, General Obligation, Series of
  1991 (MBIA Insured) (c) (e)                        7.10 %    2/01/2016   2001 @ 100         AAA       $345,000     368,073
Delaware County Authority (Commonwealth of
  Pennsylvania), Hospital Revenue, Series A, B
  and C of 1990 (Crozer-Chester Medical Center)                            2000 @ 102
  (MBIA Insured) (c) (e)                             7.50     12/15/2020   2008 @ 100 S.F.    AAA        290,000     316,228
Duquesne City School District, Allegheny County,
  Pennsylvania, General Obligation, Series of
  1991 (AMBAC Insured) (c) (e)                       7.00      9/01/2010   1999 @ 100         AAA        215,000     219,399
Erie County, Pennsylvania, Hospital Authority
  Revenue Refunding, Hamot Health System
  Incorporated (AMBAC Insured) (c) (e)               7.10      2/15/2010   2001 @ 102         AAA        350,000     380,355
Pennsbury, Pennsylvania School District (General
  Obligation) (AMBAC Insured) (c)                    -(d)      1/15/2011                     AAA         75,000      42,954
Scranton-Lackawanna Health and Welfare Authority,
  Hospital Facilities Revenue, Series 1989 B
  (Mercy Health System) (MBIA Insured) (c) (e)       6.90      1/01/2023   2000 @ 102         AAA        250,000     262,390
York City Sewer Authority, City of York,
  Pennsylvania, Guaranteed Sewer Revenue, Series of
  1990 (MBIA Insured) (c)                            -(d)     12/01/2016                      AAA        125,000      50,235

                                                                                                      ______________________

                                                                                                      $1,650,000   1,639,634
                                                                                                      ======================

                     THE FIRST TRUST COMBINED SERIES 130
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                        PENNSYLVANIA TRUST, SERIES 38

                              NOTES TO PORTFOLIO

                               January 31, 1999


(a) Shown under this heading are the year in which each issue of Bonds is initially redeemable and the redemption price in that year. Unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter (but not below par value). "S.F." indicates a sinking fund is established with respect to an issue of bonds. In addition, certain bonds are sometimes redeemable in whole or in part other than by operation of the stated redemption or sinking fund provisions under specified unusual or extraordinary circumstances. Approximately 88% of the aggregate principal amount of the Bonds in the Trust is subject to call within three years.

(b)   The ratings shown are those effective at January 31, 1999.

(c)   Insurance has been obtained by the Bond issuer.

(d) These Bonds have no stated interest rate ("zero coupon bonds") and, accordingly, will have no periodic interest payments to the Trust. Upon maturity, the holders of these Bonds are entitled to receive 100% of the stated principal amount. The Bonds were issued at an original issue discount on the following dates and at the following percentages of their original principal amount:

                                                     Date          %

         Pennsbury, Pennsylvania School District     2/21/91     25.188
         York City Sewer Authority                  12/20/90     16.360

(e) This issue of Bonds is secured by, and payable from, escrowed U.S. Government securities.

(f) The Trust consists of seven obligations of issuers located in Pennsylvania. Three of the Bonds in the Trust, aggregating approximately 38% of the aggregate principal amount of Bonds in the Trust, are general obligations of a governmental entity. The remaining issues are revenue bonds payable from the income of a specific project or authority and are divided by purpose of issue as follows: Health Care, 3; and Sewer, 1. Approximately 54% of the aggregate principal amount of the Bonds in the Trust consists of health care revenue bonds. Each of five Bond issues represents 10% or more of the aggregate principal amount of the Bonds in the Trust or a total of approximately 88%. The largest such issue represents approximately 21%.

               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 130
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                        PENNSYLVANIA TRUST, SERIES 38

                           STATEMENTS OF OPERATIONS


                                                 Year ended January 31,

                                              1999        1998        1997

Interest income                             $130,220     164,877     178,885

Expenses:
  Trustee's fees and related expenses        (3,633)     (4,172)     (4,255)
  Evaluator's fees                             (900)       (900)       (900)
  Supervisory fees                             (603)       (650)       (700)
                                            ________________________________
      Investment income - net                125,084     159,155     173,030

Net gain (loss) on investments:
  Net realized gain (loss)                   (9,465)         600       4,047
  Change in net unrealized appreciation
    or depreciation                         (24,160)    (24,827)    (81,145)
                                            ________________________________
                                            (33,625)    (24,227)    (77,098)
                                            ________________________________

Net increase (decrease) in net assets
  resulting from operations                  $91,459     134,928      95,932
                                            ================================


               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 130
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                        PENNSYLVANIA TRUST, SERIES 38

                     STATEMENTS OF CHANGES IN NET ASSETS

                                                 Year ended January 31,

                                              1999        1998        1997

Net increase (decrease) in net assets
    resulting from operations:
  Investment income - net                   $125,084     159,155     173,030
  Net realized gain (loss) on investments    (9,465)         600       4,047
  Change in net unrealized appreciation
    or depreciation on investments          (24,160)    (24,827)    (81,145)
                                          __________________________________
                                              91,459     134,928      95,932

Distributions to unit holders:
  Investment income - net                  (132,633)   (158,360)   (172,041)
  Principal from investment transactions   (523,384)    (11,027)     (3,794)
                                          __________________________________
                                           (656,017)   (169,387)   (175,835)

Unit redemptions (246, 188 and 198 in 1999,
    1998 and 1997, respectively):
  Principal portion                        (208,168)   (188,997)   (201,539)
  Net interest accrued                       (3,442)     (3,676)     (3,760)
                                          __________________________________
                                           (211,610)   (192,673)   (205,299)
                                          __________________________________
Total increase (decrease) in net assets    (776,168)   (227,132)   (285,202)

Net assets:
  At the beginning of the year             2,440,348   2,667,480   2,952,682
                                          __________________________________

  At the end of the year including
    distributable funds applicable to
    Trust units of $24,546, $34,775 and
    $37,373 at January 31, 1999, 1998
    and 1997, respectively)               $1,664,180   2,440,348   2,667,480
                                          ==================================

Trust units outstanding at the end of
  the year                                     2,167       2,413       2,601


               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 130
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                        PENNSYLVANIA TRUST, SERIES 38

                        NOTES TO FINANCIAL STATEMENTS

1.  Significant accounting policies

Security valuation -

Bonds are stated at values as determined by Securities Evaluation Service, Inc. (the Evaluator), certain shareholders of which are officers of the Sponsor. The bond values are based on (1) current bid prices for the bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust, (2) current bid prices for comparable bonds, (3) appraisal or (4) any combination of the above.

Security cost -

The Trust's cost of its portfolio is based on the offering prices of the bonds on the Date of Deposit, March 20, 1991. The premium or discount (including original issue discount) existing at the Date of Deposit is not being amortized. Realized gain (loss) from bond transactions is reported on an identified cost basis. Sales and redemptions of bonds are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank which is based on $1.05 and $.55 per $1,000 principal amount of Bonds for those portions of the Trust under the monthly and semi-annual distribution plans, respectively. Additionally, a fee of $900 annually is payable to the Evaluator and the Trust pays all related expenses of the Trustee, recurring financial reporting costs and an annual supervisory fee payable to an affiliate of the Sponsor.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at January 31, 1999 follows:

               Unrealized appreciation                             $140,552
               Unrealized depreciation                                    -
                                                                   ________

                                                                   $140,552
                                                                   ========


3.  Insurance

The issuers of all bond issues in the Trust have acquired insurance coverage which provides for the payment, when due, of all principal and interest on those bonds (see Note (c) to portfolio). Such insurance coverage acquired by an issuer of bonds continues in force so long as the bonds are outstanding and the insurer remains in business.

4.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate offering price of the bonds on the date of an investor's purchase, plus a sales charge of 5.5% of the public offering price which is equivalent to approximately 5.820% of the net amount invested.

Distributions to unit holders -

Distributions of net interest income to unit holders are made monthly or semi-annually. Such income distributions per unit, on an accrual basis, were as follows:

              Type of                            Year ended January 31,
            distribution
                plan                          1999        1998        1997

             Monthly                         $57.09       63.39       63.88
             Semi-annual                      57.73       64.13       64.54


Selected data for a unit of the Trust
  outstanding throughout each year -

                                                 Year ended January 31,

                                              1999        1998        1997

Interest income                              $56.22        65.73      66.20
Expenses                                      (2.22)       (2.28)     (2.17)
                                           ________________________________
      Investment income - net                 54.00        63.45      64.03

Distributions to unit holders:
  Investment income - net                    (57.44)      (63.52)    (64.00)
  Principal from investment transactions    (225.64)       (4.57)     (1.38)

Net gain (loss) on investments               (14.29)       (9.59)    (28.00)
                                           ________________________________
      Total increase (decrease) in
       net assets                           (243.37)      (14.23)    (29.35)

Net assets:
  Beginning of the year                    1,011.33     1,025.56   1,054.91
                                           ________________________________

  End of the year                           $767.96     1,011.33   1,025.56
                                           ================================

                     THE FIRST TRUST COMBINED SERIES 130
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                        PENNSYLVANIA TRUST, SERIES 38

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                     THE FIRST TRUST COMBINED SERIES 130
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                            TEXAS TRUST, SERIES 9
                                 2,348 UNITS

PROSPECTUS
Part One
Dated May 26, 1999

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

In the opinion of Counsel, interest income to the Trust and to Unit holders, with certain exceptions, is exempt under existing law from all Federal income taxes. In addition, the interest income is, in the opinion of Special Counsel, exempt to the extent indicated from Texas State and local income taxes. Capital gains, if any, are subject to tax.

The Trust

The First Trust of Insured Municipal Bonds - Multi-State, Texas Trust, Series 9 (the "Trust") is an insured and fixed portfolio of interest-bearing obligations issued by or on behalf of municipalities and other governmental authorities within the State of Texas, counties, municipalities, authorities and political subdivisions thereof, the interest on which is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income taxes and from Texas State and local income taxes under existing law. At April 16, 1999, each Unit represented a 1/2,348 undivided interest in the principal and net income of the Trust (see "The Fund" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price of the Units is equal to the aggregate value of the Bonds in the Portfolio of the Trust divided by the number of Units outstanding, plus a sales charge of 3.1% of the Public Offering Price (3.199% of the amount invested). At April 16, 1999, the Public Offering Price per Unit was $786.89 plus net interest accrued to date of settlement (three business days after such date) of $10.16 and $26.22 for the monthly and semi-annual distribution plans, respectively (see "Market for Units" in Part Two).

       Please retain all parts of this Prospectus for future reference.
____________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
____________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

Estimated Current Return and Estimated Long-Term Return

Estimated Current Return to Unit holders under the semi-annual distribution plan was 6.12% per annum on April 16, 1999, and 6.05% under the monthly distribution plan. Estimated Long-Term Return to Unit holders under the semi-annual distribution plan was 2.10% per annum on April 16, 1999, and 2.04% under the monthly distribution plan. Estimated Current Return is calculated by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price. Estimated Long-Term Return is calculated using a formula which (1) takes into consideration and determines and factors in the relative weightings of the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust; and (2) takes into account a compounding factor and the expenses and sales charge associated with each Unit of the Trust. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Current Return and Estimated Long-Term Return indicated above will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. The above figures are based on estimated per Unit cash flows. Estimated cash flows will vary with changes in fees and expenses, with changes in current interest rates, and with the principal prepayment, redemption, maturity, call, exchange or sale of the underlying Bonds. See "What are Estimated Current Return and Estimated Long-Term Return?" in Part Two.

                     THE FIRST TRUST COMBINED SERIES 130
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                            TEXAS TRUST, SERIES 9
            SUMMARY OF ESSENTIAL INFORMATION AS OF APRIL 16, 1999
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Principal Amount of Bonds in the Trust                            $1,845,000
Number of Units                                                        2,348
Fractional Undivided Interest in the Trust per Unit                  1/2,348
Public Offering Price:
  Aggregate Value of Bonds in the Portfolio                       $1,790,342
  Aggregate Value of Bonds per Unit                                  $762.50
  Sales Charge 3.199% (3.1% of Public Offering Price)                 $24.39
  Public Offering Price per Unit                                     $786.89*
Redemption Price and Sponsor's Repurchase Price per Unit
  ($24.39 less than the Public Offering Price per Unit)              $762.50*
Discretionary Liquidation Amount of the Trust (20% of the
  original principal amount of Bonds in the Trust)                  $640,000

Date Trust Established                                        March 20, 1991
Mandatory Termination Date                                 December 31, 2040
Evaluator's Fee: $960 annually. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate                      Maximum of $.25
  of the Sponsor                                           per Unit annually

*Plus net interest accrued to date of settlement (three business days after purchase) (see "Public Offering Price" herein and "Redemption of Units" and "Purchase of Units by Sponsor" in Part Two).

                     THE FIRST TRUST COMBINED SERIES 130
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                            TEXAS TRUST, SERIES 9
            SUMMARY OF ESSENTIAL INFORMATION AS OF APRIL 16, 1999
                        Sponsor:  Nike Securities L.P.
               Evaluator:  Securities Evaluation Service, Inc.
                      Trustee:  The Chase Manhattan Bank

PER UNIT INFORMATION BASED ON VARIOUS DISTRIBUTION PLANS

                                                                      Semi-
                                                           Monthly    Annual

Calculation of Estimated Net Annual Income:
  Estimated Annual Interest Income                          $49.85    $49.85
  Less: Estimated Annual Expense                             $2.23     $1.72
  Estimated Net Annual Interest Income                      $47.62    $48.13
Calculation of Interest Distribution:
  Estimated Net Annual Interest Income                      $47.62    $48.13
  Divided by 12 and 2, Respectively                          $3.97    $24.07
Estimated Daily Rate of Net Interest Accrual                  $.1323    $.1337
Estimated Current Return Based on Public Offering
  Price                                                       6.05%     6.12%
Estimated Long-Term Return Based on Public Offering
  Price                                                       2.04%     2.10%

Trustee's Annual Fee: $1.05 and $.55 per $1,000 principal amount of Bonds for those portions of the Trust under the monthly and semi-annual distribution plans, respectively.
Computation Dates: Fifteenth day of the month as follows: monthly--each month; semi-annual--June and December.
Distribution Dates: Last day of the month as follows: monthly--each month; semi-annual--June and December.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust
Combined Series 130, The First Trust of
Insured Municipal Bonds - Multi-State,
Texas Trust, Series 9

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Combined Series 130, The First Trust of Insured Municipal Bonds - Multi-State, Texas Trust, Series 9 as of January 31, 1999, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1999, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Combined Series 130, The First Trust of Insured Municipal Bonds - Multi-State, Texas Trust, Series 9 at January 31, 1999, and the results of its operations and changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.



                                                             ERNST & YOUNG LLP
Chicago, Illinois
May 12, 1999

                     THE FIRST TRUST COMBINED SERIES 130
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                            TEXAS TRUST, SERIES 9

                     STATEMENT OF ASSETS AND LIABILITIES

                               January 31, 1999

                                    ASSETS

Municipal bonds, at market value (cost $1,704,807)
  (Note 1)                                                        $1,875,372
Accrued interest                                                      25,850
Cash                                                                   8,145
                                                                  __________
                                                                   1,909,367

                          LIABILITIES AND NET ASSETS

Liabilities:
  Distributions payable and accrued to unit holders                    2,315
                                                                  __________

Net assets, applicable to 2,399 outstanding units
    of fractional undivided interest:
  Cost of Trust assets (Note 1)                      $1,704,807
  Net unrealized appreciation (Note 2)                  170,565
  Distributable funds                                    31,680
                                                     __________

                                                                  $1,907,052
                                                                  ==========

Net asset value per unit                                             $794.94
                                                                  ==========


               See accompanying notes to financial statements.

                         THE FIRST TRUST COMBINED SERIES 130
               THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                                TEXAS TRUST, SERIES 9

                         PORTFOLIO - See notes to portfolio.

                                   January 31, 1999


                                                    Coupon                                   Standard
                                                   interest      Date of     Redemption      & Poor's    Principal    Market
 Name of issuer and title of bond(f)                 rate        maturity  provisions(a)    rating(b)      amount     value
                                                                                           (Unaudited)

Gregg County (Texas) Health Facilities
  Development Corporation, Hospital Revenue
  (Good Shepherd Medical Center Project),
  Series 1990A (AMBAC Insured) (c) (e)               7.50 %   10/01/2015    2000 @ 102          AAA       $220,000     237,859
Harris County, Texas, Toll Road Senior Lien,
  Revenue, Series 1989 (AMBAC Insured) (c) (e)          -(d)   8/15/2018    2009 @ 53.836       AAA        200,000      65,676
Harris County (Texas) Health Facilities
  Development Corporation, Hospital Revenue
  (Hermann Hospital Project), Series 1991                                   2001 @ 102
  (FSA Insured) (c)                                  7.00     10/01/2014    2007 @ 100 S.F.     AAA        500,000     553,275
City of Houston, Texas, Senior Lien Hotel
  Occupancy Tax and Parking Facilities, Fixed
  Rate Revenue, Series 1985 (FGIC Insured) (c) (e)   7.00      7/01/2015    2001 @ 100          AAA        460,000     495,857
Matagorda County, Navigation District Number
  One (Texas), Collateralized Revenue Refunding
  (Houston Lighting & Power Company Project),
  Series 1989E (FGIC Insured) (c)                    7.20     12/01/2018    1999 @ 102          AAA        500,000     522,705
                                                                                                        ______________________

                                                                                                        $1,880,000   1,875,372
                                                                                                        ======================

                         THE FIRST TRUST COMBINED SERIES 130
               THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                                TEXAS TRUST, SERIES 9

                                  NOTES TO PORTFOLIO

                                   January 31, 1999


(a) Shown under this heading are the year in which each issue of Bonds is initially redeemable and the redemption price in that year or, if currently redeemable, the redemption price at January 31, 1999. Unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter (but not below par value) except for zero coupon bonds which are redeemable at prices based on the issue price plus the amount of original issue discount accreted to the redemption date plus, if applicable, some premium, the amount of which will decline in subsequent years. "S.F." indicates a sinking fund is established with respect to an issue of bonds. In addition, certain bonds are sometimes redeemable in whole or in part other than by operation of the stated redemption or sinking fund provisions under specified unusual or extraordinary circumstances. Approximately 89% of the aggregate principal amount of the Bonds in the Trust is subject to call within three years.

(b)   The ratings shown are those effective at January 31, 1999.

(c)   Insurance has been obtained by the Bond issuer.

(d) These Bonds have no stated interest rate ("zero coupon bonds") and, accordingly, will have no periodic interest payments to the Trust. Upon maturity, the holders of these Bonds are entitled to receive 100% of the stated principal amount. The Bonds were issued at an original issue discount on August 15, 1989 at a price of 13.597% of their original principal amount.

(e) This issue of Bonds is secured by, and payable from, escrowed U.S. Government securities.

(f) The Trust consists of five obligations of issuers located in Texas. All Bond issues are revenue bonds payable from the income of a specific project or authority and are divided by purpose of issue as follows:
      Electric, 1; Health Care, 2; Transportation, 1; and Miscellaneous, 1. Approximately 27% and 38% of the aggregate principal amount of the Bonds consist of electric revenue bonds and health care revenue bonds, respectively. Each of the Bond issues represents 10% or more of the aggregate principal amount of the Bonds in the Trust. The two largest such issues represent approximately 27% each.

               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 130
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                            TEXAS TRUST, SERIES 9

                           STATEMENTS OF OPERATIONS

                                                 Year ended January 31,

                                              1999         1998       1997

Interest income                             $135,258     181,445     190,824

Expenses:
  Trustee's fees and related expenses        (3,963)     (4,535)     (4,566)
  Evaluator's fees                             (960)       (960)       (960)
  Supervisory fees                             (671)       (692)       (725)
                                            ________________________________
      Investment income - net                129,664     175,258     184,573

Net gain (loss) on investments:
  Net realized gain (loss)                  (13,238)       (815)     (1,663)
Change in net unrealized appreciation
  or depreciation                            (8,475)    (14,235)    (79,552)
                                            ________________________________
                                            (21,713)    (15,050)    (81,215)
                                            ________________________________

Net increase (decrease) in net assets
  resulting from operations                 $107,951     160,208     103,358
                                            ================================


               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 130
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                            TEXAS TRUST, SERIES 9

                     STATEMENTS OF CHANGES IN NET ASSETS

                                                 Year ended January 31,

                                              1999        1998        1997

Net increase (decrease) in net assets
    resulting from operations:
  Investment income - net                   $129,664     175,258     184,573
  Net realized gain (loss) on investments   (13,238)       (815)     (1,663)
  Change in net unrealized appreciation or
    depreciation on investments              (8,475)    (14,235)    (79,552)
                                          __________________________________
                                             107,951     160,208     103,358

Distributions to unit holders:
  Investment income - net                  (137,610)   (174,696)   (183,451)
  Principal from investment transactions   (540,200)           -     (6,786)
                                          __________________________________
                                           (677,810)   (174,696)   (190,237)

Unit redemptions (286, 83 and 134 in 1999,
    1998 and 1997, respectively):
  Principal portion                        (247,102)    (83,174)   (135,888)
  Net interest accrued                       (3,458)     (1,550)     (2,927)
                                          __________________________________
                                           (250,560)    (84,724)   (138,815)
                                          __________________________________

Total increase (decrease) in net assets    (820,419)    (99,212)   (225,694)

Net assets:
  At the beginning of the year             2,727,471   2,826,683   3,052,377
                                          __________________________________
  At the end of the year (including
    distributable funds applicable to
    Trust units of $31,680, $116,573 and
    $43,036 at January 31, 1999, 1998
    and 1997, respectively)               $1,907,052   2,727,471   2,826,683
                                          ==================================

Trust units outstanding at the end
  of the year                                  2,399       2,685       2,768


               See accompanying notes to financial statements.

                     THE FIRST TRUST COMBINED SERIES 130
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                            TEXAS TRUST, SERIES 9

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

Bonds are stated at values as determined by Securities Evaluation Service, Inc. (the Evaluator), certain shareholders of which are officers of the Sponsor. The bond values are based on (1) current bid prices for the bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust, (2) current bid prices for comparable bonds, (3) appraisal or (4) any combination of the above.

Security cost -

The Trust's cost of its portfolio is based on the offering prices of the bonds on the Date of Deposit, March 20, 1991. The premium or discount (including original issue discount) existing at the Date of Deposit is not being amortized. Realized gain (loss) from bond transactions is reported on an identified cost basis. Sales and redemptions of bonds are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank which is based on $1.05 and $.55 per $1,000 principal amount of Bonds for those portions of the Trust under the monthly and semi-annual distribution plans, respectively. Additionally, a fee of $960 annually is payable to the Evaluator and the Trust pays all related expenses of the Trustee, recurring financial reporting costs and an annual supervisory fee payable to an affiliate of the Sponsor.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at January 31, 1999 follows:

               Unrealized appreciation                             $170,565
               Unrealized depreciation                                    -
                                                                   ________

                                                                   $170,565
                                                                   ========


3.  Insurance

The issuers of all bond issues in the Trust have acquired insurance coverage which provides for the payment, when due, of all principal and interest on those bonds (see Note (c) to portfolio). Such insurance coverage acquired by an issuer of bonds continues in force so long as the bonds are outstanding and the insurer remains in business.

4.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate offering price of the bonds on the date of an investor's purchase, plus a sales charge of 5.5% of the public offering price which is equivalent to approximately 5.820% of the net amount invested.

Distributions to unit holders -

Distributions of net interest income to unit holders are made monthly or semi-annually. Such income distributions per unit, on an accrual basis, were as follows:

              Type of                              Year ended January 31,
            distribution
                plan                            1999        1998       1997

             Monthly                          $54.45       64.47      64.96
             Semi-annual                       54.99       65.21      65.63


Selected data for a unit of the Trust
  outstanding throughout each year -

                                                  Year ended January 31,

                                               1999        1998        1997

Interest income                                $54.00       67.02       67.32
Expenses                                        (2.23)      (2.29)      (2.21)
                                             _________________________________
  Investment income - net                       51.77       64.73       65.11

Distributions to unit holders:
  Investment income - net                      (54.62)     (64.61)     (65.02)
  Principal from investment transactions      (209.48)       -          (2.43)

Net gain (loss) on investments                  (8.55)      (5.50)     (28.28)
                                             _________________________________
  Total increase (decrease)
    in net assets                             (220.88)      (5.38)     (30.62)

Net assets:
  Beginning of the year                      1,015.82    1,021.20    1,051.82
                                             _________________________________

  End of the year                             $794.94    1,015.82    1,021.20
                                             =================================

                     THE FIRST TRUST COMBINED SERIES 130
           THE FIRST TRUST OF INSURED MUNICIPAL BONDS - MULTI-STATE
                            TEXAS TRUST, SERIES 9

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ____________________
                             P R O S P E C T U S
                             ____________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.






          The First Trust (registered trademark) Combined Series

PROSPECTUS                           NOTE: THIS PART TWO PROSPECTUS MAY
Part Two                                     ONLY BE USED WITH PART ONE
Dated May 28, 1999                                       AND PART THREE

IN THE OPINION OF COUNSEL, INTEREST INCOME TO THE TRUSTS AND TO THE UNIT HOLDERS, WITH CERTAIN EXCEPTIONS, IS EXEMPT UNDER EXISTING LAW FROM ALL FEDERAL INCOME TAXES. IN ADDITION, THE INTEREST INCOME TO THE TRUSTS IS, IN THE OPINION OF SPECIAL COUNSEL, EXEMPT TO THE EXTENT INDICATED FROM STATE AND LOCAL TAXES WHEN HELD BY RESIDENTS OF THE STATE IN WHICH THE ISSUERS OF THE BONDS IN SUCH TRUSTS ARE LOCATED. CAPITAL GAINS, IF ANY, ARE SUBJECT TO TAX.

THE FIRST TRUST COMBINED SERIES (the "Fund") consists of underlying separate unit investment trusts (the "Trusts"). The various trusts are collectively referred to herein as the "Trusts" while all Trusts that are not designated as "The First Trust Advantage" are sometimes collectively referred to herein as the "Insured Trusts" and a Trust with the name designation of "The First Trust of Insured Municipal Bonds, Discount Trust" or "The First Trust Advantage: Discount Trust" is sometimes referred to herein as a "Discount Trust." Each Trust consists of a portfolio of interest-bearing obligations, issued by or on behalf of states and territories of the United States, and political subdivisions and authorities thereof, the interest on which is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income taxes under existing law although interest on certain Bonds in certain Arkansas, Idaho, Kansas, Maine, Mississippi and Nebraska Trusts will be a preference item for purposes of the Alternative Minimum Tax. In addition, the interest income of each Trust is, in the opinion of Special Counsel, exempt to the extent indicated from state and local income taxes when held by residents of the state in which the issuers of the Bonds in such Trust are located. The securities in a Discount Trust are acquired at prices which result in a Discount Trust portfolio, as a whole, being purchased at a deep discount from the aggregate par value of such Securities although a substantial portion of the Securities in a Discount Trust portfolio may be acquired at a premium over the par value of such Securities. All of the Bonds in an Intermediate Trust mature within 8 to 12 years of the Initial Date of Deposit. All of the Bonds in a Short Intermediate Trust mature within 3 to 6 years of the Initial Date of Deposit. All of the Bonds in a Long Intermediate Trust mature within 10 to 15 years of the Initial Date of Deposit. The portfolio for each Trust, essential information based thereon and financial statements, including a report of independent auditors relating to the series of the Fund offered hereby, are contained in Part One to which reference should be made for such information.

INSURANCE GUARANTEEING THE SCHEDULED PAYMENTS OF PRINCIPAL AND INTEREST ON ALL BONDS IN THE PORTFOLIO OF EACH INSURED TRUST HAS BEEN OBTAINED FROM FINANCIAL GUARANTY INSURANCE COMPANY AND/OR Ambac Assurance CORPORATION (FORMERLY KNOWN AS AMBAC INDEMNITY CORPORATION) BY THE INSURED TRUSTS OR WAS DIRECTLY OBTAINED BY THE BOND ISSUER, THE UNDERWRITERS, THE SPONSOR OR OTHERS PRIOR TO THE INITIAL DATE OF DEPOSIT FROM FINANCIAL GUARANTY INSURANCE COMPANY, Ambac Assurance CORPORATION, OR OTHER INSURERS (THE "PREINSURED BONDS"). INSURANCE OBTAINED BY AN INSURED TRUST APPLIES ONLY WHILE BONDS ARE RETAINED IN SUCH TRUST, WHILE INSURANCE ON PREINSURED BONDS IS EFFECTIVE SO LONG AS SUCH BONDS ARE OUTSTANDING. PURSUANT TO AN IRREVOCABLE COMMITMENT OF FINANCIAL GUARANTY INSURANCE COMPANY, AND/OR Ambac Assurance CORPORATION IN THE EVENT OF A SALE OF A BOND INSURED UNDER AN INSURANCE POLICY OBTAINED BY AN INSURED TRUST, THE TRUSTEE HAS THE RIGHT TO OBTAIN PERMANENT INSURANCE FOR SUCH BOND UPON THE PAYMENT OF A SINGLE PREDETERMINED INSURANCE PREMIUM FROM THE PROCEEDS OF THE SALE OF SUCH BOND. THE INSURANCE, IN EITHER CASE, RELATES ONLY TO THE BONDS IN THE INSURED TRUSTS AND NOT TO THE UNITS OFFERED HEREBY. AS A RESULT OF SUCH INSURANCE, THE UNITS OF EACH INSURED TRUST HAVE RECEIVED A RATING OF "AAA" BY STANDARD & POOR'S RATINGS GROUP, A DIVISION OF MCGRAW-HILL, INC. ("STANDARD & POOR'S"). SEE "WHY AND HOW ARE THE INSURED TRUSTS INSURED?" ON PAGE 10. NO REPRESENTATION IS MADE AS TO ANY INSURER'S ABILITY TO MEET ITS COMMITMENTS.

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

  All Parts of the Prospectus Should be Retained for Future Reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

For convenience the Prospectus is divided into sections which give general information about the Fund and specific information such as the public offering price, distributions and tax status for each Trust.

The Objectives of the Fund are conservation of capital through investment in portfolios of tax-exempt bonds and income exempt from Federal and applicable state and local income taxes although interest on certain Bonds in certain Arkansas, Idaho, Kansas, Maine, Mississippi and Nebraska Trusts will be a preference item for purposes of the Federal Alternative Minimum Tax. ACCORDINGLY, CERTAIN ARKANSAS, IDAHO, KANSAS, MAINE, MISSISSIPPI AND NEBRASKA TRUSTS MAY BE APPROPRIATE ONLY FOR INVESTORS WHO ARE NOT SUBJECT TO THE ALTERNATIVE MINIMUM TAX. CERTAIN BONDS IN THE OKLAHOMA TRUSTS ARE SUBJECT TO OKLAHOMA STATE INCOME TAXES. The payment of interest and the preservation of principal are, of course, dependent upon the continuing ability of the issuers, obligors and/or insurers to meet their respective obligations.

Distributions to Unit holders may be reinvested as described herein. See "Rights of Unit Holders-How Can Distributions to Unit Holders be
Reinvested?"

The Sponsor, although not obligated to do so, intends to maintain a market for the Units at prices based upon the aggregate bid price of the Bonds in the portfolio of each Trust. In the absence of such a market, a Unit holder will nonetheless be able to dispose of the Units through redemption at prices based upon the bid prices of the underlying Bonds. See "Rights of Unit Holders-How May Units be Redeemed?" With respect to each Insured Trust, neither the bid nor offering prices of the underlying Bonds or of the Units, absent situations in which Bonds are in default in payment of principal or interest or in significant risk of such default, include value attributable to the portfolio insurance obtained by such Trust. See "Why and How are the Insured Trusts Insured?"

                     THE FIRST TRUST COMBINED SERIES

What is The First Trust Combined Series?

The First Trust Combined Series (the "Fund") is one of a series of investment companies created by the Sponsor under the name of The First Trust Combined Series, all of which are generally similar but each of which is separate and is designated by a different series number. This Series consists of underlying separate unit investment trusts (such Trusts being collectively referred to herein as the "Fund"). Each Series was created under the laws of the State of New York pursuant to a Trust Agreement (the "Indenture"), dated the Initial Date of Deposit, with Nike Securities L.P., as Sponsor, The Chase Manhattan Bank, as Trustee, Securities Evaluation Service, Inc., as Evaluator and First Trust Advisors L.P., as Portfolio Supervisor. Only Units of a National Trust may be offered for sale to residents of the State of Illinois. Only Units of an Indiana Trust and/or a National Trust may be offered for sale to residents of the State of Indiana. Only Units of a Virginia Trust and/or a National Trust may be offered for sale to residents of the State of Virginia. Only Units of a Washington Trust and/or a National Trust may be offered for sale to residents of Washington. On the Initial Date of Deposit, the Sponsor deposited with the Trustee interest-bearing obligations, including delivery statements relating to contracts for the purchase of certain such obligations and irrevocable letters of credit issued by a financial institution in the amounts required for such purchases (the "Bonds"). The Trustee thereafter credited the account of the Sponsor for Units of each Trust representing the entire ownership of the Fund which Units are being offered hereby.

The objectives of the Fund are Federal tax-exempt income and state and local tax-exempt income and conservation of capital through investment in portfolios of interest-bearing obligations issued by or on behalf of the state for which such Trust is named (collectively, the "State Trusts"), and counties, municipalities, authorities and political subdivisions thereof, the Commonwealth of Puerto Rico and other territories or municipalities of the United States, or authorities or political subdivisions thereof, the interest on which obligations is, in the opinion of recognized bond counsel to the issuing governmental authorities, exempt from all Federal income tax and, where applicable, state and local taxes under existing law although interest on certain Bonds in certain Arkansas, Idaho, Kansas, Maine, Mississippi and Nebraska Trusts will be a preference item for purposes of the Alternative Minimum Tax and certain Bonds in the Oklahoma Trusts are subject to Oklahoma State Income Taxes. The current market value of certain of the obligations in a Discount Trust were significantly below face value when the obligations were acquired by such Trust. The prices at which the obligations are acquired result in a Discount Trust's portfolio, as a whole, being purchased at a deep discount from the aggregate par value of such Securities although a substantial portion of the Securities in a Discount Trust portfolio may be acquired at a premium over the par value of such Securities. Insurance guaranteeing the scheduled payment of all principal and interest on Bonds in the Trusts with the name designation of "The First Trust of Insured Municipal Bonds," "The First Trust of Insured Municipal Bonds-Intermediate" or "The First Trust of Insured Municipal Bonds-Multi-State" (the "Insured Trusts") has been obtained by such Trusts from Financial Guaranty Insurance Company ("Financial Guaranty") and/or Ambac Assurance Corporation ("Ambac Assurance") or was obtained directly by the Bond issuer, the underwriters, the Sponsor or others prior to the Initial Date of Deposit from Financial Guaranty, Ambac Assurance, or other insurers (the "Preinsured Bonds"). NO PORTFOLIO INSURANCE POLICY HAS BEEN OBTAINED BY THE TRUSTS WITH THE NAME DESIGNATION OF "THE FIRST TRUST ADVANTAGE" (THE "ADVANTAGE TRUSTS"). The portfolio insurance obtained by the Insured Trusts is effective only while the Bonds thus insured are held in such Trusts, while insurance on Preinsured Bonds is effective so long as such Bonds are outstanding. See "Why and How are the Insured Trusts Insured?" THERE IS, OF COURSE, NO GUARANTEE THAT THE FUND'S OBJECTIVES WILL BE ACHIEVED. AN INVESTMENT IN THE FUND SHOULD BE MADE WITH AN UNDERSTANDING OF THE RISKS WHICH AN INVESTMENT IN FIXED RATE LONG-TERM DEBT OBLIGATIONS MAY ENTAIL, INCLUDING THE RISK THAT THE VALUE OF THE UNITS WILL DECLINE WITH INCREASES IN INTEREST RATES.

Neither the Public Offering Price of the Units of an Insured Trust nor any evaluation of such Units for purposes of repurchases or redemptions reflects any element of value for the insurance obtained by such Trust unless Bonds are in default in payment of principal or interest or in significant risk of such default. See "Public Offering-How is the Public Offering Price Determined?" On the other hand, the value of insurance obtained by the Bond issuer, the Sponsor or others is reflected and included in the market value of such Bonds.

Insurance obtained by an Insured Trust or by the Bond issuer, the Sponsor or others is not a substitute for the basic credit of an issuer, but supplements the existing credit and provides additional security therefor. If an issue is accepted for insurance, a noncancelable policy for the scheduled payment of interest and principal on the Bonds is issued by the insurer. A single premium is paid by the Bond issuer, the underwriters, the Sponsor or others for Preinsured Bonds and a monthly premium is paid by each Insured Trust for the insurance obtained by such Trust except for Bonds in such Trust which are insured by the Bond issuer, the underwriters, the Sponsor or others in which case no premiums for insurance are paid by such Trust. Upon the sale of a Bond insured under the insurance policy obtained by an Insured Trust, the Trustee has the right to obtain permanent insurance from Financial Guaranty and/or Ambac Assurance with respect to such Bond upon the payment of a single predetermined insurance premium from the proceeds of the sale of such Bond. Accordingly, any Bond in an Insured Trust of the Fund is eligible to be sold on an insured basis. Standard & Poor's and Moody's Investors Service, Inc. have rated the claims-paying ability of Financial Guaranty and Ambac Assurance "AAA" and "Aaa," respectively. See "Why and How are the Insured Trusts Insured?"

In selecting Bonds, the following facts, among others, were considered:
(i) the Standard & Poor's rating or Fitch Investors Service, Inc.'s rating of the Bonds was in no case less than "BBB" in the case of an Insured Trust (or an Arkansas, Kansas or Maine Advantage Trust) and "A-" in the case of other Advantage Trusts, or the Moody's Investors Service, Inc. rating of the Bonds was in no case less than "Baa" in the case of an Insured Trust (or an Arkansas, Kansas or Maine Advantage Trust) and "A" in the case of other Advantage Trusts, including provisional or conditional ratings, respectively, or, if not rated, the Bonds had, in the opinion of the Sponsor, credit characteristics sufficiently similar to the credit characteristics of interest-bearing tax-exempt obligations that were so rated as to be acceptable for acquisition by the Fund (see "Description of Bond Ratings"); (ii) the prices of the Bonds relative to other bonds of comparable quality and maturity; (iii) with respect to the Insured Trusts, the availability and cost of insurance of the principal and interest on the Bonds and (iv) the diversification of Bonds as to purpose of issue and location of issuer. Subsequent to the Initial Date of Deposit, a Bond may cease to be rated or its rating may be reduced below the minimum required as of the Initial Date of Deposit. Neither event requires elimination of such Bond from the portfolio, but may be considered in the Sponsor's determination as to whether or not to direct the Trustee to dispose of the Bond. See "Rights of Unit Holders-How May Bonds be Removed from the Fund?" The Portfolio appearing in Part One contains Bond ratings, when available, for the Bonds listed at the date shown.

Certain of the Bonds in the Trusts may have been acquired at a market discount from par value at maturity. The coupon interest rates on the discount bonds at the time they were purchased and deposited in the Trust were lower than the current market interest rates for newly issued bonds of comparable rating and type. The market discount of previously issued bonds will increase when interest rates for newly issued comparable bonds increase and decrease when such interest rates fall, other things being equal. A discount bond held to maturity will have a larger portion of its total return in the form of taxable income and capital gain and less in the form of tax-exempt interest income than a comparable bond newly issued at current market rates. See "What is the Federal Tax Status of Unit Holders?" appearing in Part Three for each Trust.

Certain of the Bonds in the Trusts may be original issue discount bonds. Under current law, the original issue discount, which is the difference between the stated redemption price at maturity and the issue price of the Bonds, is deemed to accrue on a daily basis and the accrued portion is treated as tax-exempt interest income for Federal income tax purposes. On sale or redemption, any gain realized that is in excess of the earned portion of original issue discount will be taxable as capital gain unless the gain is attributable to market discount in which case the accretion of market discount is taxable as ordinary income. See "What is the Federal Tax Status of Unit Holders?" appearing in Part Three for each Trust. The current value of an original discount bond reflects the present value of its stated redemption price at maturity. The market value tends to increase in greater increments as the Bonds approach maturity.

Certain of the original issue discount bonds may be Zero Coupon Bonds (including bonds known as multiplier bonds, money multiplier bonds, capital appreciation bonds, capital accumulator bonds, compound interest bonds and money discount maturity payment bonds). Zero Coupon Bonds do not provide for the payment of any current interest and generally provide for payment at maturity at face value unless sooner sold or redeemed. Zero Coupon bond features include (1) not paying interest on a semi-annual basis and (2) providing for the reinvestment of the bond's semi-annual earnings at the bond's stated yield to maturity. While Zero Coupon Bonds are frequently marketed on the basis that their fixed rate of return minimizes reinvestment risk, this benefit can be negated in large part by weak call protection.

Certain of the Bonds in the Trusts may have been acquired at a market premium from par value at maturity. The coupon interest rates on the premium bonds at the time they were purchased and deposited in the Trusts were higher than the current market interest rates for newly issued bonds of comparable rating and type. The current returns of bonds trading at a market premium are initially higher than the current returns of comparable bonds of a similar type issued at currently prevailing interest rates because premium bonds tend to decrease in market value as they approach maturity when the face amount becomes payable. Because part of the purchase price is thus returned not at maturity but through current income payments, early redemption of a premium bond at par or early prepayments of principal will result in a reduction in yield. Redemptions are more likely to occur at times when the Bonds have an offering side valuation which represents a premium over par, or for original issue discount Bonds, a premium over the accreted value. To the extent that the Bonds were deposited in the Fund at a price higher than the price at which they are redeemed, this will represent a loss of capital when compared to the original Public Offering Price of the Units. Because premium bonds generally pay a higher rate of interest than bonds priced at or below par, the effect of the redemption of premium bonds would be to reduce Estimated Net Annual Unit Income by a greater percentage than the par amount of such bonds bears to the total par amount of Bonds in the Trust. Although the actual impact of any such redemptions that may occur will depend upon the specific Bonds that are redeemed, it can be anticipated that the Estimated Net Annual Unit Income will be significantly reduced after the dates on which such Bonds are eligible for redemption. The Trust may be required to sell Zero Coupon Bonds prior to maturity (at their current market price which is likely to be less than their par value) in order to pay expenses of the Trust or in case the Trust is terminated. See "Rights of Unit Holders-How May Bonds be Removed from the Fund?" and "Other Information-How May the Indenture be Amended or Terminated?"

Certain of the Bonds in the Trusts may be general obligations of a governmental entity that are backed by the taxing power of such entity. All other Bonds in the Trusts are revenue bonds payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds, on the other hand, are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. There are, of course, variations in the security of the different Bonds in the Fund, both within a particular classification and between classifications, depending on numerous factors.

Certain of the Bonds in the Trusts may be healthcare revenue bonds. Healthcare revenue bonds are obligations of issuers whose revenues are primarily derived from services provided by hospitals or other healthcare facilities, including nursing homes. A healthcare issuer's ability to make debt service payments on these obligations is dependent on various factors, including occupancy levels of the facility, demand, government regulations, wages of employees, overhead expenses, competition from other similar providers, malpractice insurance costs and the degree of governmental competition from other similar providers, malpractice insurance costs and the degree of governmental financial assistance, including Medicare and Medicaid and other similar third-party payer programs.

Certain of the Bonds in the Trusts may be housing revenue bonds. Housing revenue bonds are obligations of issuers whose revenues are primarily derived from mortgage loans on single family residences or housing projects for low to moderate income families. Housing revenue bonds are generally payable at any time and therefore their average life will ordinarily be less than their stated maturities. The ability of such issuers to make debt service payments on these obligations is dependent on various factors, including occupancy levels, rental income, mortgage default rates, taxes, operating expenses, governmental regulations and the appropriation of subsidies.

Certain of the Bonds in the Trusts may be obligations of issuers whose revenues are derived from the sale of water and/or sewerage services. Water and sewerage bonds are generally payable from user fees. Problems faced by such issuers include the ability to obtain timely and adequate rate increases, population decline resulting in decreased user fees, the difficulty of financing large construction programs, the limitations on operations and increased costs and delays attributable to environmental considerations, the increasing difficulty of obtaining or discovering new supplies of fresh water, the effect of conservation programs and the impact of "no-growth" zoning ordinances.

Certain of the Bonds in the Trusts may be obligations of issuers whose revenues are primarily derived from the sale of electric energy. Utilities are generally subject to extensive regulation by state utility commissions which, among other things, establish the rates which may be charged and the appropriate rate of return. The problems faced by such issuers include the difficulty in obtaining approval for timely and adequate rate increases from the governing public utility commission, the difficulty in financing large construction programs, increased federal, state and municipal government regulations, the limitations on operations and increased costs and delays attributable to environmental considerations, increased competition, recent reductions in estimates of future demand for electricity in certain areas of the country, the difficulty of the capital market in absorbing utility debt, the difficulty in obtaining fuel at reasonable prices and the effect of energy conservation.

Certain of the Bonds in the Trusts may be lease obligations issued primarily by governmental authorities that have no taxing power or other means of directly raising revenues. Rather, the governmental authorities are financing vehicles created solely for the construction of buildings (i.e., schools, administrative offices, convention centers and prisons) or the purchase of equipment (i.e., police cars and computer systems) that will be used by a state or local government (the "lessee"). These obligations are subject to the ability and willingness of the lessee government to meet its lease rental payments which include debt service on the obligations. Lease obligations are subject, in almost all cases, to annual appropriation risk, i.e., the lessee government is not legally obligated to budget and appropriate for the rental payments beyond the current fiscal year, or construction and abatement risk-rental obligations cease in the event that delays in building, damage, destruction or condemnation of the project prevents its use by the lessee.

Certain of the Bonds in the Trusts may be industrial revenue bonds ("IRBs"), tax-exempt securities issued by states, municipalities, public authorities or similar entities to finance the cost of acquiring, constructing or improving various industrial projects. Debt service payments on IRBs are dependent on various factors, including the creditworthiness of the corporate operator of the project and, if applicable, corporate guarantor, revenues generated from the project and, if applicable, corporate guarantor, revenues generated from the project and regulatory and environmental restrictions.

Certain of the Bonds in the Trusts may be obligations which are payable from and secured by revenues derived from the ownership and operation of facilities such as airports, bridges, turnpikes, port authorities, convention centers and arenas. The ability of issuers to make debt service payments on airport obligations is dependent on the capability of airlines to meet their obligations under use agreements. Due to increased competition, deregulation, increased fuel costs and other factors, many airlines may have difficulty meeting their obligations under these use agreements. Similarly, payment on Bonds related to other facilities is dependent on revenues from the projects, such as user fees from ports, tolls on turnpikes and bridges and rents from buildings. Therefore, payment may be adversely affected by reduction in revenues due to such factors as increased cost of maintenance, decreased use of a facility, lower cost of alternative modes of transportation, scarcity of fuel and reduction or loss of rents.

Certain of the Bonds in the Trusts may be obligations of issuers which govern the operation of schools, colleges and universities and whose revenues are derived mainly from ad valorem taxes. General problems relating to college and university obligations would include the prospect of a declining percentage of the population consisting of "college" age individuals, possible inability to raise tuitions and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of Federal grants and state funding and new government legislation or regulations which may adversely affect the revenues or costs of such issuers.

Certain of the Bonds in the Trusts may be obligations which are payable from and secured by revenues derived from the operation of resource recovery facilities. Resource recovery facilities are designed to process solid waste, generate steam and convert steam to electricity. Resource recovery bonds may be subject to extraordinary optional redemption at par upon the occurrence of certain circumstances, including but not limited to: destruction or condemnation of a project; contracts relating to a project becoming void, unenforceable or impossible to perform; changes in the economic availability of raw materials, operating supplies or facilities necessary for the operation of a project or technological or other unavoidable changes adversely affecting the operation of a project; administrative or judicial actions which render contracts relating to the projects void, unenforceable or impossible to perform; or impose unreasonable burdens or excessive liabilities.

Certain Trusts may contain Bonds of issuers located in the Commonwealth of Puerto Rico or issuers which will be affected by general economic conditions of Puerto Rico. Puerto Rico's unemployment rate remains significantly higher than the U.S. unemployment rate. Furthermore, the economy is largely dependent for its development upon U.S. policies and programs that are being reviewed and may be eliminated.

Economic activity in Puerto Rico increased again during 1998. The growth in Puerto Rico's gross domestic product (GDP) was 3%, with an additional 2.7% growth expected in 1999. The main driving force behind this growth was manufacturing, Puerto Rico's largest and most quickly developing economic sector, accounting for more than 55% of the territory's GDP during 1998. Manufacturing exports have increased more than 35% during the past five years to $23.4 billion in 1998, due in part to increasing emphasis on rebuilding Puerto Rico's infrastructure, including the upcoming renovation of the Port of San Juan.

Puerto Rico's unemployment, although at relatively low historical levels, remains above the average for the United States. Average total employment increased from 1.01 million in 1993 to 1.14 million in 1998, with 11.4% growth during this five-year period. Non-farm employment (not seasonally adjusted) for January 1999 reached 1,158,138, its highest recorded level. The average unemployment rate decreased from 17.0% in 1993 to 13.3% in 1998 and dropped further to 12.7% in March 1999. The U.S. average in 1998 was 4.5%.

The territory has experienced $1.9 billion in general fund revenue growth during the past five years, totaling a $1.9 billion increase between fiscal 1994 and fiscal 1998. During fiscal 1998, more than 67% of Puerto Rico's $5.9 billion in general fund receipts were due to the income tax, with excise taxes accounting for another 22%. Long-term debt for the territory reached $14.7 billion at the end of fiscal 1998 (ended June 30, 1998). Outstanding general obligation debt accounted for $4.8 billion of this amount, while revenue bonds represented $5.2 billion.

The foregoing information constitutes only a brief summary of some of the financial difficulties which may impact certain issuers of Bonds and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of the Bonds are subject. Additionally, many factors including national economic, social and environmental policies and conditions, which are not within the control of the issuers of Bonds, could affect or could have an adverse impact on the financial condition of Puerto Rico and various agencies and political subdivisions located in Puerto Rico. The Sponsor is unable to predict whether or to what extent such factors or other factors may affect the issuers of Bonds, the market value or marketability of the Bonds or the ability of the respective issuers of the Bonds acquired by the Trusts to pay interest on or principal of the Bonds.

Interest on certain of the Bonds in certain Arkansas, Idaho, Kansas, Maine, Mississippi and Nebraska Trusts will be an item of tax preference for purposes of the Alternative Minimum Tax ("AMT"). The investment by non-AMT individual taxpayers in AMT municipal bonds generally results in a higher yield to such bondholders than non-AMT municipal bonds. Since a portion of the interest from certain Arkansas, Idaho, Kansas, Maine, Mississippi and Nebraska Trusts is an AMT preference item, certain Arkansas, Idaho, Kansas, Maine, Mississippi and Nebraska Trusts may be more appropriate for investors who are not subject to AMT.

Investors should be aware that many of the Bonds in the Trusts are subject to continuing requirements such as the actual use of Bond proceeds or manner of operation of the project financed from Bond proceeds that may affect the exemption of interest on such Bonds from Federal income taxation. Although at the time of issuance of each of the Bonds in the Trusts an opinion of bond counsel was rendered as to the exemption of interest on such obligations from Federal income taxation, there can be no assurance that the respective issuers or other obligors on such obligations will fulfill the various continuing requirements established upon issuance of the Bonds. A failure to comply with such requirements may cause a determination that interest on such obligations is subject to Federal income taxation, perhaps even retroactively from the date of issuance of such Bonds, thereby reducing the value of the Bonds and subjecting Unit holders to unanticipated tax liabilities.

Because certain of the Bonds may from time to time under certain circumstances be sold or redeemed or will mature in accordance with their terms and because the proceeds from such events will be distributed to Unit holders and will not be reinvested, no assurance can be given that a Trust will retain for any length of time its present size and composition. Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any Bond. Certain of the Bonds contained in the Trusts may be subject to being called or redeemed in whole or in part prior to their stated maturities pursuant to optional redemption provisions, sinking fund provisions, special or extraordinary redemption provisions or otherwise. A bond subject to optional call is one which is subject to redemption or refunding prior to maturity at the option of the issuer. A bond subject to sinking fund redemption is one which is subject to partial call from time to time at par or, in the case of a zero coupon bond, at the accreted value from a fund accumulated for the scheduled retirement of a portion of an issue prior to maturity. Special or extraordinary redemption provisions may provide for redemption at par (or for original issue discount bonds at issue price plus the amount of original issue discount accreted to redemption date plus, if applicable, some premium) of all or a portion of an issue upon the occurrence of certain circumstances. The exercise of redemption or call provisions will (except to the extent the proceeds of the called Bonds are used to pay for Unit redemptions) result in the distribution of principal and may result in a reduction in the amount of subsequent interest distributions; it may also affect the long-term return and the current return on Units of each Trust. Redemption pursuant to call provisions is more likely to occur, and redemption pursuant to sinking fund provisions may occur, when the Bonds have an offering side valuation which represents a premium over par or for original issue discount bonds a premium over the accreted value. Unit holders may recognize capital gain or loss upon any redemption or call.

Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Sponsor, Evaluator, Portfolio Supervisor or Trustee or other service providers to the Fund do not properly process and calculate date-related information and data involving dates of January 1, 2000 and thereafter. This is commonly known as the "Year 2000 Problem." The Sponsor, Evaluator, Portfolio Supervisor and Trustee are taking steps that they believe are reasonably designed to address the Year 2000 Problem with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund. The Sponsor is unable to predict what impact, if any, the Year 2000 Problem will have on issuers of the Bonds contained in the Fund.

To the best knowledge of the Sponsor, there is no litigation pending as of the date hereof in respect of any Bonds which might reasonably be expected to have a material adverse effect upon the Trusts. At any time after the date hereof, litigation may be initiated on a variety of grounds with respect to Bonds in a Trust. Such litigation, as for example suits challenging the issuance of pollution control revenue bonds under recently-enacted environmental protection statutes, may affect the validity of such Bonds or the tax-free nature of the interest thereon. While the outcome of litigation of such nature can never be entirely predicted, the Fund has received opinions of bond counsel to the issuing authority of each Bond on the date of issuance to the effect that such Bonds have been validly issued and that the interest thereon is exempt from Federal income taxes and state and local taxes. In addition, other factors may arise from time to time which potentially may impair the ability of issuers to meet obligations undertaken with respect to the Bonds.

What are Estimated Long-Term Return and Estimated Current Return?

At the date of this Prospectus, the Estimated Current Return and the Estimated Long-Term Return, under the monthly, quarterly (if applicable) and semi-annual (if applicable) distribution plans, are as set forth in Part One attached hereto for each Trust. Estimated Current Return is computed by dividing the Estimated Net Annual Interest Income per Unit by the Public Offering Price. Any change in either amount will result in a change in the Estimated Current Return. For each Trust, the Public Offering Price will vary in accordance with fluctuations in the prices of the underlying Bonds and the Net Annual Interest Income per Unit will change as Bonds are redeemed, paid, sold or exchanged in certain refundings or as the expenses of each Trust change. Therefore, there is no assurance that the Estimated Current Return indicated in Part One for each Trust will be realized in the future. Estimated Long-Term Return is calculated using a formula which (1) takes into consideration and determines and factors in the relative weightings of the market values, yields (which take into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust and (2) takes into account a compounding factor, the expenses and sales charge associated with each Unit of a Trust. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the Estimated Long-Term Return indicated in Part One for each Trust will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of Estimated Long-Term Return reflects the estimated date and amount of principal returned while Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price. Neither rate reflects the true return to Unit holders, which is lower, because neither includes the effect of certain delays in distributions to Unit holders.

A comparison of tax-free and equivalent taxable estimated current returns and estimated long-term returns with the returns on various taxable investments is one element to consider in making an investment decision. The Sponsor may from time to time in its advertising and sales materials compare the then current estimated returns on the Trust and returns over specified periods on other similar Trusts sponsored by Nike Securities L.P. with returns on taxable investments such as corporate or U.S. Government bonds, bank CDs and money market accounts or money market funds, each of which has investment characteristics that may differ from those of the Trust.

How are Purchased Interest and Accrued Interest Treated?

Purchased Interest. For The First Trust Combined Series 198-208, each Trust contains an amount of Purchased Interest. Purchased Interest is a portion of the unpaid interest that has accrued on the Bonds from the later of the last payment date on the Bonds or the date of issuance thereof through the First Settlement Date and is included in the calculation of the Public Offering Price. Purchased Interest will be distributed to Unit holders as Units are redeemed or Securities are sold, mature or are called. See "Summary of Essential Information" appearing in Part One for each Trust for the amount of Purchased Interest per Unit for each Trust. Purchased Interest is an element of the determination of the price Unit holders will receive in connection with the sale or redemption of Units prior to the termination of the Trust.

Accrued Interest. Accrued interest is the accumulation of unpaid interest on a bond from the last day on which interest thereon was paid. Interest on Bonds generally is paid semi-annually, although each Trust accrues such interest daily. Because of this, a Trust always has an amount of interest earned but not yet collected by the Trustee. For this reason, with respect to sales settling subsequent to the First Settlement Date, the Public Offering Price of Units will have added to it the proportionate share of accrued interest to the date of settlement. Unit holders will receive on the next distribution date of the Trust the amount, if any, of accrued interest paid on their Units.

For The First Trust Combined Series 1-197, except through an advancement of its own funds, the Trustee has no cash for distribution to Unit holders until it receives interest payments on the Bonds in a Trust. The Trustee will recover its advancements without interest or other costs to such Trust from interest received on the Bonds in the Trust. When these advancements have been recovered, regular distributions of interest to Unit holders will commence. See "Rights of Unit Holders-How are Interest and Principal Distributed?" Interest account balances are established with generally positive cash balances so that it will not be necessary on a regular basis for the Trustee to advance its own funds in connection with interest distributions.

For The First Trust Combined Series 198-208, in an effort to reduce the amount of Purchased Interest which would otherwise have to be paid by Unit holders, the Trustee may advance a portion of the accrued interest to the Sponsor as the Unit holder of record as of the First Settlement Date. Consequently, the amount of accrued interest to be added to the Public Offering Price of Units will include only accrued interest from the First Settlement Date to the date of settlement (other than the Purchased Interest already included therein), less any distributions from the Interest Account subsequent to the First Settlement Date. See "Rights of Unit Holders-How are Interest and Principal Distributed?"

For The First Trust Combined Series 209 and subsequent Series, in an effort to reduce the amount of accrued interest which would otherwise have to be paid in addition to the Public Offering Price in the sale of Units to the public, the Trustee will advance the amount of accrued interest as of the First Settlement Date and the same will be distributed to the Sponsor as the Unit holder of record as of the First Settlement Date. Consequently, the amount of accrued interest to be added to the Public Offering Price of Units will include only accrued interest from the First Settlement Date to the date of settlement, less any distributions from the Interest Account subsequent to the First Settlement Date. See "Rights of Unit Holders-How are Interest and Principal Distributed?"

Because of the varying interest payment dates of the Bonds, accrued interest at any point in time will be greater than the amount of interest actually received by a Trust and distributed to Unit holders. If a Unit holder sells or redeems all or a portion of his Units, he will be entitled to receive his proportionate share of the Purchased Interest (if any) and accrued interest from the purchaser of his Units. Since the Trustee has the use of the funds (including Purchased Interest, if any) held in the Interest Account for distributions to Unit holders and since such Account is non-interest-bearing to Unit holders, the Trustee benefits thereby.

Why and How are the Insured Trusts Insured?

THE FOLLOWING DISCUSSION IS APPLICABLE ONLY TO THE INSURED TRUSTS. THE BONDS IN THE PORTFOLIO OF AN ADVANTAGE TRUST ARE NOT INSURED BY
INSURANCE OBTAINED BY THE FUND.

All Bonds in the portfolio of an Insured Trust are insured as to the scheduled payment of interest and principal by policies obtained by each Insured Trust from Financial Guaranty Insurance Company ("Financial Guaranty" or "FGIC"), a New York stock insurance company, or Ambac Assurance Corporation ("Ambac Assurance" or "Ambac"), a Wisconsin-domiciled stock insurance company, or obtained by the Bond issuer, the underwriters, the Sponsor or others prior to the Initial Date of Deposit directly from Financial Guaranty, Ambac Assurance or other insurers (the "Preinsured Bonds"). The insurance policy obtained by each Insured Trust is noncancellable and will continue in force for such Trust so long as such Trust is in existence and the Bonds described in the policy continue to be held by such Trust (see "Portfolio" for each Insured Trust). The terms governing outstanding and existing policies remain effective regardless of whether the insurer changes its name or sells its assets. Nonpayment of premiums on the policy obtained by each Insured Trust will not result in the cancellation of insurance, but will permit Financial Guaranty and/or Ambac Assurance to take action against the Trustee to recover premium payments due it. Premium rates for each issue of Bonds protected by the policy obtained by each Insured Trust are fixed for the life of such Trust. The premium for any Preinsured
Bonds has been paid in advance by the Bond issuer, the underwriters, the Sponsor or others and any such policy or policies are noncancellable and will continue in force so long as the Bonds so insured are outstanding and the insurer and/or insurers thereof remain in business. If the provider of an original issuance insurance policy is unable to meet its obligations under such policy, or if the rating assigned to the claims-paying ability of such insurer deteriorates, Financial Guaranty and/or Ambac Assurance has no obligation to insure any issue adversely affected by either of the above described events. A monthly premium is paid by each Insured Trust for the insurance obtained by such Trust, which is payable from the interest income received by such Trust. In the case of Preinsured Bonds, no premiums for insurance are paid by the Insured Trust.

Financial Guaranty Insurance Company. Under the provisions of the aforementioned portfolio insurance issued by Financial Guaranty, Financial Guaranty unconditionally and irrevocably agrees to pay to Citibank, N.A., or its successor, as its agent (the "Fiscal Agent"), that portion of the principal of and interest on the Bonds covered by the policy which shall become due for payment but shall be unpaid by reason of nonpayment by the issuer of the Bonds. The term "due for payment" means, when referring to the principal of a Bond, its stated maturity date or the date on which it shall have been called for mandatory sinking fund redemption and does not refer to any earlier date on which payment is due by reason of call for redemption (other than by mandatory sinking fund redemption), acceleration or other advancement of maturity and means, when referring to interest on a Bond, the stated date for payment of interest, except that when the interest on a Bond shall have been determined, as provided in the underlying documentation relating to such Bond, to be subject to Federal income taxation, "due for payment" also means, when referring to the principal of such Bond, the date on which such Bond has been called for mandatory redemption as a result of such determination of taxability, and when referring to interest on such Bond, the accrued interest at the rate provided in such documentation to the date on which such Bond has been called for such mandatory redemption, together with any applicable redemption premium. The term "due for payment" will not include, when referring to either the principal of a Bond or the interest on a Bond, any acceleration of payment unless such acceleration is at the sole option of Financial Guaranty.

Financial Guaranty will make such payments to the Fiscal Agent on the date such principal or interest becomes due for payment or on the business day next following the day on which Financial Guaranty shall have received notice of nonpayment, whichever is later. The Fiscal Agent will disburse to the Trustee the face amount of principal and interest which is then due for payment but is unpaid by reason of nonpayment by the issuer but only upon receipt by the Fiscal Agent of (i) evidence of the Trustee's right to receive payment of the principal or interest due for payment and (ii) evidence, including any appropriate instruments of assignment, that all of the rights to payment of such principal or interest due for payment shall thereupon vest in Financial Guaranty. Upon such disbursement, Financial Guaranty shall become the owner of the Bond, appurtenant coupon or right to payment of principal or interest on such Bond and shall be fully subrogated to all of the Trustee's rights thereunder, including the right to payment thereof.

Pursuant to an irrevocable commitment of Financial Guaranty, the Trustee, upon the sale of a Bond covered under a policy obtained by an Insured Trust has the right to obtain permanent insurance with respect to such Bond (i.e., insurance to maturity of the Bonds regardless of the identity of the holder thereof) (the "Permanent Insurance") upon the payment of a single predetermined insurance premium from the proceeds of the sale of such Bond. Accordingly, any Bond in an Insured Trust is eligible to be sold on an insured basis. It is expected that the Trustee will exercise the right to obtain Permanent Insurance only if upon such exercise the Insured Trust would receive net proceeds (sale of Bond proceeds less the insurance premium attributable to the Permanent Insurance) from such sale in excess of the sale proceeds if such Bonds were sold on an uninsured basis. The insurance premium with respect to each Bond eligible for Permanent Insurance is determined based upon the insurability of each Bond as of the Initial Date of Deposit and will not be increased or decreased for any change in the creditworthiness of such Bond.

Financial Guaranty is a wholly-owned subsidiary of FGIC Corporation (the "Corporation"), a Delaware holding company. The Corporation is a wholly-owned subsidiary of General Electric Capital Corporation ("GECC"). Neither the Corporation nor GECC is obligated to pay the debts of or the claims against Financial Guaranty. Financial Guaranty is a monoline financial guarantee insurer domiciled in the State of New York and is subject to regulation by the State of New York Insurance Department. As of March 31, 1999, the total capital and surplus of Financial Guaranty was approximately $1,274,619,558. Copies of Financial Guaranty's financial statements, prepared on the basis of statutory accounting principles, and the Corporation's financial statements, prepared on the basis of generally accepted accounting principles, may be obtained by writing to Financial Guaranty at 115 Broadway, New York, New York 10006,
Attention: Communications Department (telephone number (212) 312-3000) or to the New York State Insurance Department at 25 Beaver Street, New York, New York 10004-2319, Attention: Financial Condition Property/Casualty Bureau (telephone number (212) 480-5187).

In addition, Financial Guaranty is currently licensed to write insurance in all fifty states and the District of Columbia.

The information relating to Financial Guaranty contained above has been furnished by such corporation. The financial information contained herein with respect to such corporation is unaudited but appears in reports or other materials filed with state insurance regulatory authorities and is subject to audit and review by such authorities. No representation is made herein as to the accuracy or adequacy of such information or as to the absence of material adverse changes in such information subsequent to the date thereof.

Ambac Assurance Corporation ("Ambac Assurance"). Effective July 14, 1997, AMBAC Indemnity Corporation changed its name to Ambac Assurance Corporation. The Insurance Policy of Ambac Assurance obtained by an Insured Trust is noncancellable and will continue in force for so long as the Bonds described in the Insurance Policy are held by an Insured Trust. A monthly premium is paid by an Insured Trust for the Insurance Policy obtained by it. The Trustee will pay, when due, successively, the full amount of each installment of the insurance premium. Pursuant to a binding agreement with Ambac Assurance, in the event of a sale of a Bond covered by the Ambac Assurance Insurance Policy, the Trustee has the right to obtain permanent insurance for such Bond upon payment of a single predetermined premium from the proceeds of the sale of such Bond.

Under the terms of the Insurance Policy, Ambac Assurance agrees to pay to the Trustee that portion of the principal of and interest on the Bonds insured by Ambac Assurance which shall become due for payment but shall be unpaid by reason of nonpayment by the issuer of the Bonds. The term "due for payment" means, when referring to the principal of a Bond so insured, its stated maturity date or the date on which it shall have been called for mandatory sinking fund redemption and does not refer to any earlier date on which payment is due by reason of call for redemption (other than by mandatory sinking fund redemption), acceleration or other advancement of maturity and means, when referring to interest on a Bond, the stated date for payment of interest.

Ambac Assurance will make payment to the Trustee not later than thirty days after notice from the Trustee is received by Ambac Assurance that a nonpayment of principal or of interest on a Bond has occurred, but not earlier than the date on which the Bonds are due for payment. Ambac Assurance will disburse to the Trustee the face amount of principal and interest which is then due for payment but is unpaid by reason of nonpayment by the issuer in exchange for delivery of Bonds, not less in face amount than the amount of the payment in bearer form, free and clear of all liens and encumbrances and uncancelled. In cases where Bonds are issuable only in a form whereby principal is payable to registered holders or their assigns, Ambac Assurance shall pay principal only upon presentation and surrender of the unpaid Bonds uncancelled and free of any adverse claim, together with an instrument of assignment in satisfactory form, so as to permit ownership of such Bonds to be registered in the name of Ambac Assurance or its nominee. In cases where Bonds are issuable only in a form whereby interest is payable to registered holders or their assigns, Ambac Assurance shall pay interest only upon presentation of proof that the claimant is the person entitled to the payment of interest on the Bonds and delivery of an instrument of assignment, in satisfactory form, transferring to Ambac Assurance all right under such Bonds to receive the interest in respect of which the insurance payment was made.

Ambac Assurance is a Wisconsin-domiciled stock insurance corporation regulated by the Office of the Commissioner of Insurance of the State of Wisconsin and licensed to do business in fifty states, the District of Columbia and the Commonwealth of Puerto Rico, with admitted assets of approximately $3,462,875,000 (unaudited) and statutory capital of approximately $1,970,343,000 (unaudited) as of March 31, 1999. Statutory capital consists of Ambac Assurance's policyholders' surplus and statutory contingency reserve. Ambac Assurance is a wholly owned subsidiary of Ambac Inc., a 100% publicly-held company. Moody's Investors Service, Inc. and Standard & Poor's have both assigned a triple-A claims-paying ability rating to Ambac Assurance.

On December 18, 1997, all of the outstanding shares of Construction Loan Insurance Corporation (which previously owned all of the outstanding shares of Connie Lee Insurance Company) were merged into Connie Lee Holdings, Inc. ("Connie Lee"). Connie Lee is a wholly-owned subsidiary of Ambac Assurance Corporation, a Wisconsin-domiciled insurance company.

Copies of Ambac Assurance's financial statements prepared in accordance with statutory accounting standards are available from Ambac Assurance. The address of Ambac Assurance's administrative offices and its telephone number are One State Street Plaza, 17th Floor, New York, New York 10004 and (212) 668-0340.

The information relating to Ambac Assurance contained above has been furnished by Ambac Assurance. No representation is made herein as to the accuracy or adequacy of such information, or as to the existence of any adverse changes in such information, subsequent to the date hereof.

In determining whether to insure bonds, Financial Guaranty and/or Ambac Assurance has applied its own standards which are not necessarily the same as the criteria used in regard to the selection of bonds by the Sponsor. This decision is made prior to the Initial Date of Deposit, as bonds not covered by such insurance are not deposited in an Insured Trust, unless such bonds are Preinsured Bonds. The insurance obtained by an Insured Trust covers Bonds deposited in such Trust and physically delivered to the Trustee in the case of bearer bonds or registered in the name of the Trustee or its nominee or delivered along with an assignment in the case of registered bonds or registered in the name of the Trustee or its nominee in the case of Bonds held in book-entry form.

Contracts to purchase Bonds are not covered by the insurance obtained by an Insured Trust although Bonds underlying such contracts are covered by insurance upon physical delivery to the Trustee.

Insurance obtained by each Insured Trust or by the Bond issuer, the underwriters, the Sponsor or others does not guarantee the market value of the Bonds or the value of the Units of such Trust. The insurance obtained by an Insured Trust is effective only as to Bonds owned by and held in such Trust. In the event of a sale of any such Bond by the Trustee, the insurance terminates as to such Bond on the date of sale. In the event of a sale of a Bond insured by an Insured Trust, the Trustee has the right to obtain Permanent Insurance upon the payment of an insurance premium from the proceeds of the sale of such Bond. Except as indicated below, insurance obtained by an Insured Trust has no effect on the price or redemption value of Units. It is the present intention of the Evaluator to attribute a value to such insurance obtained by an Insured Trust (including the right to obtain Permanent Insurance) for the purpose of computing the price or redemption value of Units only if the Bonds covered by such insurance are in default in payment of principal or interest or, in the Sponsor's opinion, in significant risk of such default. The value of the insurance will be equal to the difference between (i) the market value of a Bond which is in default in payment of principal or interest or in significant risk of such default assuming the exercise of the right to obtain Permanent Insurance (less the insurance premium attributable to the purchase of Permanent Insurance) and (ii) the market value of such Bonds not covered by Permanent Insurance. See "Public Offering-How is the Public Offering Price Determined?" herein for a more complete description of the Evaluator's method of valuing defaulted Bonds and Bonds which have a significant risk of default. Insurance on a Preinsured Bond is effective as long as such Bond is outstanding. Therefore, any such insurance may be considered to represent an element of market value in regard to the Bonds thus insured, but the exact effect, if any, of this insurance on such market value cannot be predicted.

A contract of insurance obtained by an Insured Trust and the negotiations in respect thereof represent the only relationship between Financial Guaranty and/or Ambac Assurance and the Fund. Otherwise neither Financial Guaranty nor its parent, FGIC Corporation, or any affiliate thereof, nor Ambac Assurance nor its parent, Ambac, Inc., or any affiliate thereof has any significant relationship, direct or indirect, with the Fund or the Sponsor, except that the Sponsor has in the past and may from time to time in the future, in the normal course of its business, participate as sole underwriter or as manager or as a member of underwriting syndicates in the distribution of new issues of municipal bonds in which the investors or the affiliates of FGIC Corporation and/or Ambac Inc. have or will be participants or for which a policy of insurance guaranteeing the scheduled payment of interest and principal has been obtained from Financial Guaranty and/or Ambac Assurance. Neither the Fund nor the Units of a Trust nor the portfolio of such Trust is insured directly or indirectly by FGIC Corporation and/or Ambac Inc.

MBIA Insurance Corporation. MBIA Insurance Corporation ("MBIA Corporation" or "MBIA") is the principal operating subsidiary of MBIA, Inc., a New York Stock Exchange listed company. MBIA, Inc. is not obligated to pay the debts of or claims against MBIA Corporation. MBIA Corporation is domiciled in the State of New York and licensed to do business in and subject to regulation under the laws of all fifty states, the District of Columbia, the Commonwealth of Puerto Rico, the Commonwealth of the Northern Mariana Islands, the Virgin Islands of the United States and the Territory of Guam. MBIA has two European branches, one in the Republic of France and the other in the Kingdom of Spain. New York has laws prescribing minimum capital requirements, limiting classes and concentrations of investments and requiring the approval of policy rates and forms. State laws also regulate the amount of both the aggregate and individual risks that may be insured, the payment of dividends by the insurer, changes in control and transactions among affiliates. Additionally, the Insurer is required to maintain contingency reserves on its liabilities in certain amounts and for certain periods of time.

As of December 31, 1998, MBIA had admitted assets of $6.5 billion (audited), total liabilities of $4.2 billion (audited), and total capital and surplus of $2.3 billion (audited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. As of March 31, 1999, MBIA had admitted assets of $6.7 billion (unaudited), total liabilities of $4.4 billion (unaudited), and total capital and surplus of $2.3 billion (unaudited), determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. Copies of MBIA's financial statements prepared in accordance with statutory accounting practices are available from MBIA. The address of MBIA is 113 King Street, Armonk, New York 10504. The telephone number of MBIA is (914) 273-4545.

Effective February 17, 1998 MBIA acquired all of the outstanding stock of Capital Markets Assurance Corporation ("CMAC"), a New York domiciled financial guarantee insurance company, through a merger with its parent, CapMAC Holdings, Inc. Pursuant to a reinsurance agreement, CMAC has ceded all of its net insured risks (including any amounts due but unpaid from third party reinsurers), as well as its unearned premiums and contingency reserves, to MBIA. MBIA is not obligated to pay the debts of or claims against CMAC.

Effective December 31, 1989, MBIA Inc. acquired Bond Investors Group, Inc. On January 5, 1990, MBIA acquired all of the outstanding stock of Bond Investors Group, Inc., the parent of Bond Investors Guaranty Insurance Company (BIG), now known as MBIA Insurance Corp. of Illinois. Through a reinsurance agreement, BIG has ceded all of its net insured risks, as well as its unearned premium and contingency reserves, to MBIA and MBIA has reinsured BIG's net outstanding exposure.

Moody's Investors Service rates all bond issues insured by MBIA "Aaa" and short-term loans "MIG 1," both designated to be of the highest quality. Standard & Poor's rates all new issues insured by MBIA "AAA."

Capital Guaranty Insurance Company. On December 20, 1995, Capital Guaranty Corporation ("CGC") merged with a subsidiary of Financial Security Assurance Holdings Ltd. and Capital Guaranty Insurance Company, CGC's principal operating subsidiary, changed its name to Financial Security Assurance of Maryland Inc. ("FSA Maryland") and became a wholly-owned subsidiary of Financial Security Assurance Inc. On September 30, 1997, Financial Security Assurance Inc. assumed all of the liabilities of FSA Maryland and sold the FSA Maryland "shell company" to American Capital Access, a wholly-owned subsidiary of American Capital Access Holdings, Incorporated.

Financial Security Assurance. Financial Security Assurance Inc.
("Financial Security") is a monoline insurance company incorporated in 1984 under the laws of the State of New York. Financial Security is licensed to engage in the financial guaranty insurance business in all 50 states, the District of Columbia and Puerto Rico.

Financial Security and its subsidiaries are engaged in the business of writing financial guaranty insurance, principally in respect of securities offered in domestic and foreign markets. In general, financial guaranty insurance consists of the issuance of a guaranty of scheduled payments of an issuer's securities, thereby enhancing the credit rating of those securities, in consideration for payment of a premium to the insurer. Financial Security and its subsidiaries principally insure asset-backed, collateralized and municipal securities. Asset-backed securities are generally supported by residential mortgage loans, consumer or trade receivables, securities or other assets having an ascertainable cash flow or market value. Collateralized securities include public utility first mortgage bonds and sale/leaseback obligation bonds. Municipal securities consist largely of general obligation bonds, special revenue bonds and other special obligations of state and local governments. Financial Security insures both newly issued securities sold in the primary market and outstanding securities sold in the secondary market that satisfy Financial Security's underwriting criteria.

Financial Security is a wholly-owned subsidiary of Financial Security Assurance Holdings Ltd. ("Holdings"), a New York Stock Exchange listed company. Major shareholders of Holdings include Fund American Enterprises Holdings, Inc., MediaOne Capital Corporation, XL Capital Ltd. and The Tokio Marine and Fire Insurance Co. Ltd. No shareholder of Financial Security is obligated to pay any debt of Financial Security or its subsidiaries or any claim under any insurance policy issued by Financial Security or its subsidiaries or to make any additional contribution to the capital of Financial Security or its subsidiaries. As of March 31, 1999, the total policyholders' surplus and contingency reserves and the total unearned premium reserve, respectively, of Financial Security and its consolidated subsidiaries were, in accordance with statutory accounting principles, approximately $1,077,088,000 (unaudited) and $607,467,000 (unaudited), and the total shareholders' equity and the unearned premium reserve, respectively, of Financial Security and its consolidated subsidiaries were, in accordance with generally accepted accounting principles, approximately $1,138,741,000 (unaudited), and $512,383,000 (unaudited). Copies of Financial Security's financial statements may be obtained by writing to Financial Security at 350 Park Avenue, New York, New York, 10022, Attention Communications Department. Financial Security's telephone number is
(212) 826-0100.

Pursuant to an intercompany agreement, liabilities on financial guaranty insurance written or reinsured from third parties by Financial Security or any of its operating insurance company subsidiaries are reinsured among such companies on an agreed-upon percentage substantially proportional to their respective capital, surplus and reserves, subject to applicable statutory risk limitations. In addition, Financial Security reinsures a portion of its liabilities under certain of its financial guaranty insurance policies with other reinsurers under various quota share treaties and on a transaction-by-transaction basis. Such reinsurance is utilized as a risk management device and to comply with certain statutory and rating agency requirements; it does not alter or limit the obligations of Financial Security under any financial guaranty insurance policy.

The claims-paying ability of Financial Security is rated "Aaa" by Moody's Investors Service, Inc., and "AAA" by Standard & Poor's Rating Services, Nippon Investors Service Inc. and Standard & Poor's
(Australia) Pty. Ltd. Such ratings reflect only the views of the respective rating agencies, are not recommendations to buy, sell or hold securities and are subject to revision or withdrawal at any time by such rating agencies.

Connie Lee Insurance Company. On December 18, 1997, all of the outstanding shares of Construction Loan Insurance Corporation (which previously owned all of the outstanding shares of Connie Lee Insurance Company) were merged into Connie Lee Holdings, Inc. ("Connie Lee"). Connie Lee is a wholly-owned subsidiary of Ambac Assurance Corporation, a Wisconsin-domiciled insurance company.

As of December 31, 1998, the total policyholders' surplus of Connie Lee was $120,484,617 (unaudited) and total admitted assets were $234,425,505 (unaudited), as reported to the Commissioner of Insurance of the State of Wisconsin in Connie Lee's financial statements prepared in accordance with statutory accounting principles applicable to insurance companies. Copies of these financial statements are available from Connie Lee upon request.

Standard & Poor's has rated the claims-paying ability of Connie Lee "AAA".

Connie Lee makes no representation regarding the Bonds or the advisability of investing in the Bonds. The above rating is not a recommendation to buy, sell or hold the Connie Lee insured Bonds and such rating is subject to the revision or withdrawal at any time by the rating agency. Any downward revision or withdrawal of the rating may have an adverse effect on the market price of the Connie Lee insured Bonds.

The address of Connie Lee's administrative offices and its telephone number are 1299 Pennsylvania Avenue, N.W., Washington, D.C. 20004 and
(800) 221-1854.

Because the Bonds in each Insured Trust are insured as to the scheduled payment of principal and interest and on the basis of the financial condition of the insurance companies referred to above, Standard & Poor's has assigned to units of each Insured Trust its "AAA" investment rating. This is the highest rating assigned to securities by Standard & Poor's. See "Description of Bond Ratings." The obtaining of this rating by each Insured Trust should not be construed as an approval of the offering of the Units by Standard & Poor's or as a guarantee of the market value of each Insured Trust or the Units of such Trust. Standard & Poor's has indicated that this rating is not a recommendation to buy, hold or sell Units nor does it take into account the extent to which expenses of each Trust or sales by each Trust of Bonds for less than the purchase price paid by such Trust will reduce payment to Unit holders of the interest and principal required to be paid on such Bonds. Such rating will be in effect for a period of thirteen months from the Initial Date of Deposit of an Insured Trust and will, unless renewed, terminate at the end of such period. There is no guarantee that the "AAA" investment rating with respect to the Units of an Insured Trust will be maintained.

An objective of portfolio insurance obtained by such Insured Trust is to obtain a higher yield on the Bonds in the portfolio of such Trust than would be available if all the Bonds in such portfolio had the Standard & Poor's "AAA" and/or Moody's Investors Service, Inc. "Aaa" rating(s) and at the same time to have the protection of insurance of scheduled payment of interest and principal on the Bonds. There is, of course, no certainty that this result will be achieved. Bonds in a Trust for which insurance has been obtained by the Bond issuer, the underwriters, the Sponsor or others (all of which were rated "AAA" by Standard & Poor's and/or "Aaa" by Moody's Investors Service, Inc.) may or may not have a higher yield than uninsured bonds rated "AAA" by Standard & Poor's or "Aaa" by Moody's Investors Service, Inc. In selecting Bonds for the portfolio of each Insured Trust, the Sponsor has applied the criteria herein before described.

What is the Federal Tax Status of Unit Holders?

See Part Three for each Trust.

FOR INFORMATION WITH RESPECT TO EXEMPTION FROM STATE OR OTHER LOCAL TAXES, SEE PART THREE FOR EACH TRUST.

What are the Expenses and Charges?

With the exception of bookkeeping and other administrative services provided to the Trusts, for which the Sponsor will be reimbursed in amounts as set forth under "Special Trust Information" in each Part One of this Prospectus, the Sponsor will not receive any fee in connection with its activities relating to the Trusts. For Series 49 and all subsequent Series, First Trust Advisors L.P., an affiliate of the Sponsor, will receive an annual supervisory fee, which is not to exceed the amount set forth in Part One for each Trust, for providing portfolio supervisory services for the Trust. Such fee is based on the number of Units outstanding in each Trust on January 1 of each year except for Trusts which were established subsequent to the last January 1, in which case the fee will be based on the number of Units outstanding in such Trusts as of the respective Initial Dates of Deposit.

For each valuation of the Bonds in a Trust, the Evaluator will receive a fee as indicated in Part One of this Prospectus. The Trustee pays certain expenses of each Trust for which it is reimbursed by such Trust.

The Trustee will receive for its ordinary recurring services to a Trust an annual fee computed as indicated in Part One of this Prospectus. For a discussion of the services performed by the Trustee pursuant to its obligations under the Indenture, reference is made to the material set forth under "Rights of Unit Holders."

The Trustee's and Evaluator's fees are payable monthly on or before each Distribution Date from the Interest Account of each Trust to the extent funds are available and then from the Principal Account of such Trust. Since the Trustee has the use of the funds being held in the Principal and Interest Accounts for future distributions, payment of expenses and redemptions and since such Accounts are non-interest-bearing to Unit holders, the Trustee benefits thereby. Part of the Trustee's compensation for its services to the Fund is expected to result from the use of these funds. However, the Trustee may bear from its own resources certain expenses relating to a Trust.

Each of the above mentioned fees may be increased without approval of the Unit holders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor. In addition, with respect to the fees payable to the Sponsor or an affiliate of the Sponsor for providing bookkeeping and other administrative services and supervisory services, such individual fees may exceed the actual costs of providing such services for a Trust, but at no time will the total amount received for such Services rendered to all unit investment trusts of which Nike Securities L.P. is the Sponsor in any calendar year exceed the actual cost to the Sponsor or its affiliate of supplying such services in such year.

The annualized cost of the portfolio insurance obtained by the Fund for each Insured Trust is indicated in Part One for each Trust in a Series of the Fund. The portfolio insurance continues so long as such Trust retains the Bonds thus insured. Premiums are payable monthly in advance by the Trustee on behalf of such Trust. As Bonds in the portfolio are redeemed by their respective issuers or are sold by the Trustee, the amount of premium will be reduced in respect of those Bonds no longer owned by and held in the Trust which were insured by insurance obtained by such Trust. Preinsured Bonds for which insurance has been obtained from Financial Guaranty and/or Ambac Assurance or, beginning with Series 25 and all subsequent Series, other insurers, are not insured by such Trust. The premium payable for Permanent Insurance will be paid solely from the proceeds of the sale of such Bond in the event the Trustee exercises the right to obtain Permanent Insurance on a Bond. The premiums for such Permanent Insurance with respect to each Bond will decline over the life of the Bond. An Advantage Trust is not insured; accordingly, there are no premiums for insurance payable by such Trust.

The following additional charges are or may be incurred by a Trust: all expenses (including legal and annual auditing expenses) of the Trustee incurred in connection with its responsibilities under the Indenture, except in the event of negligence, bad faith or willful misconduct on its part; the expenses and costs of any action undertaken by the Trustee to protect the Trust and the rights and interests of the Unit holders;

fees of the Trustee for any extraordinary services performed under the Indenture; indemnification of the Trustee for any loss, liability or expense incurred by it without negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trust; indemnification of the Sponsor for any loss, liability or expense incurred without gross negligence, bad faith or willful misconduct in acting as Depositor of the Trust; all taxes and other government charges imposed upon the Bonds or any part of the Trust (no such taxes or charges are being levied or made or, to the knowledge of the Sponsor, are contemplated); and expenditures incurred in contacting Unit holders upon termination of the Trust. The above expenses and the Trustee's annual fee, when paid or owing to the Trustee, are secured by a lien on the Trust. In addition, the Trustee is empowered to sell Bonds of a Trust in order to make funds available to pay all these amounts if funds are not otherwise available in the Interest and Principal Accounts of the Trust.

Unless the Sponsor determines that such an audit is not required, the Indenture requires the accounts of each Trust to be audited on an annual basis at the expense of the Trust by independent auditors selected by the Sponsor. So long as the Sponsor is making a secondary market for Units, the Sponsor shall bear the cost of such annual audits to the extent such cost exceeds $.50 per Unit. Unit holders of a Trust covered by an audit may obtain a copy of the audited financial statements from the Trustee upon request.

                             PUBLIC OFFERING

How is the Public Offering Price Determined?

Although it is not obligated to do so, the Sponsor intends to maintain a market for the Units and continuously to offer to purchase Units at prices, subject to change at any time, based upon the aggregate bid price of the Bonds in the portfolio of each Trust plus the amount of Purchased Interest of a Trust (if any) and interest accrued to the date of settlement. All expenses incurred in maintaining a market, other than the fees of the Evaluator and the costs of the Trustee in transferring and recording the ownership of Units, will be borne by the Sponsor. If the supply of Units exceeds demand, or for some other business reason, the Sponsor may discontinue purchases of Units at such prices. IF A UNIT HOLDER WISHES TO DISPOSE OF HIS UNITS, HE SHOULD INQUIRE OF THE SPONSOR AS TO CURRENT MARKET PRICES PRIOR TO MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE. Prospectuses relating to certain other bond funds indicate an intention, subject to change, on the part of the respective sponsors of such funds to repurchase units of those funds on the basis of a price higher than the bid prices of the securities in the funds. Consequently, depending upon the prices actually paid, the repurchase price of other sponsors for units of their funds may be computed on a somewhat more favorable basis than the repurchase price offered by the Sponsor for Units of a Trust in secondary market transactions. As in the First Trust Combined Series, the purchase price per unit of such bond funds will depend primarily on the value of the securities in the Portfolio of the applicable Trust.

The Public Offering Price of Units of a Trust will be determined by adding to the Evaluator's determination of the aggregate bid price of the Bonds in a Trust plus the amount of Purchased Interest of a Trust (if any) and the appropriate sales charge determined in accordance with the schedule set forth below, based upon the number of years remaining to the maturity of each Bond in the portfolio of the Trust, adjusting the total to reflect the amount of any cash held in or advanced to the principal account of the Trust and dividing the result by the number of Units of such trust then outstanding. The minimum sales charge on Units will be 3% of the Public Offering Price (equivalent to 3.093% of the net amount invested). For purposes of computation, Bonds will be deemed to mature on their expressed maturity dates unless: (a) the Bonds have been called for redemption or funds or securities have been placed in escrow to redeem them on an earlier call date, in which case such call date will be deemed to be the date upon which they mature; or (b) such Bonds are subject to a "mandatory tender," in which case such mandatory tender will be deemed to be the date upon which they mature. The offering price of Bonds in the Trust may be expected to be greater than the bid price of such Bonds by approximately 1-2% of the aggregate principal amount of such Bonds.

The effect of this method of sales charge computation will be that different sales charge rates will be applied to each of the various Bonds in the Trusts based upon the maturities of such bonds, in accordance with the following schedule:

                            Secondary Offering Period Sales Charge
                            ______________________________________
                            Percentage            Percentage
                            of Public             of Net
                            Offering              Amount
Years to Maturity           Price                 Invested
_________________           ___________           ___________
0 Months to 1 Year          1.00%                 1.010%
1 but less than 2           1.50                  1.523
2 but less than 3           2.00                  2.041
3 but less than 4           2.50                  2.564
4 but less than 5           3.00                  3.093
5 but less than 6           3.50                  3.627
6 but less than 7           4.00                  4.167
7 but less than 8           4.50                  4.712
8 but less than 9           5.00                  5.263
9 but less than 10          5.50                  5.820
10 or more                  5.80                  6.157

There will be no reduction of the sales charges for volume purchases. A dealer will receive from the Sponsor a dealer concession of 70% of the total sales charges for Units sold by such dealer and dealers will not be eligible for additional concessions for Units sold pursuant to the above schedule.

An investor may aggregate purchases of Units of two or more consecutive series of a particular State, National, Discount, Intermediate, Long Intermediate or Short Intermediate Trust for purposes of calculating the discount for volume purchases listed above. Additionally, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such person) of the Sponsor and broker/dealers and their subsidiaries and vendors providing services to the Sponsor, may purchase Units of the Trusts during the secondary market at the Public Offering Price less the concession the Sponsor typically allows broker/dealers.

Any such reduced sales charge shall be the responsibility of the selling broker/dealer. The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from the Sponsor or any one broker/dealer and, for purposes of calculating the applicable sales charge, purchases of Units in the Fund will be aggregated with concurrent purchases by the same person from the Sponsor or such broker/dealer of Units in any series of tax-exempt unit investment trusts sponsored by Nike Securities L.P. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser will be deemed, for the purpose of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account.

From time to time the Sponsor may implement programs under which broker/dealers and other selling agents of the Fund may receive nominal awards from the Sponsor for each of their registered representatives who have sold a minimum number of UIT Units during a specified time period. In addition, at various times the Sponsor may implement other programs under which the sales force of broker/dealers and other selling agents may be eligible to win other nominal awards for certain sales efforts, or under which the Sponsor will reallow to any such broker/dealer or other selling agent that sponsors sales contests or recognition programs conforming to criteria established by the Sponsor, or participates in sales programs sponsored by the Sponsor, an amount not exceeding the total applicable sales charges on the sales generated by such person at the public offering price during such programs. Also, the Sponsor in its discretion may from time to time pursuant to objective criteria established by the Sponsor pay fees to qualifying broker/dealers and other selling agents for certain services or activities which are primarily intended to result in sales of Units of the Trusts. Such payments are made by the Sponsor out of its own assets, and not out of the assets of the Trusts. These programs will not change the price Unit holders pay for their Units or the amount that the Trusts will receive from the Units sold.

A comparison of tax-free and equivalent taxable estimated current returns and estimated long-term returns with the returns on various taxable investments is one element to consider in making an investment decision. The Sponsor may from time to time in its advertising and sales materials compare the then current estimated returns on the Trust and returns over specified periods on other similar Trusts sponsored by Nike

Securities L.P. with returns on taxable investments such as corporate or U.S. Government bonds, bank CDs and money market accounts or money market funds, each of which has investment characteristics that may differ from those of the Trust. U.S. Government bonds, for example, are backed by the full faith and credit of the U.S. Government and bank CDs and money market accounts are insured by an agency of the federal government. Money market accounts and money market funds provide stability of principal, but pay interest at rates that vary with the condition of the short-term debt market. The investment characteristics of the Trust are described more fully elsewhere in this Prospectus.

The aggregate price of the Bonds in each Trust is determined by the evaluator (the "Evaluator"), on the basis of bid prices (1) on the basis of current market prices for the Bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by the Trust; (2) if such prices are not available for any of the Bonds, on the basis of current market prices for comparable bonds; (3) by determining the value of the Bonds by appraisal; or (4) by any combination of the above. Unless Bonds are in default in payment of principal or interest or, in the Sponsor's opinion, in significant risk of such default, the Evaluator will not attribute any value to the insurance obtained by an Insured Trust. On the other hand, the value of insurance obtained by the issuer of Bonds in a Trust is reflected and included in the market value of such Bonds.

The Evaluator will consider in its evaluation of Bonds which are in default in payment of principal or interest or, in the Sponsor's opinion, in significant risk of such default (the "Defaulted Bonds") and which are covered by insurance obtained by an Insured Trust, the value of the insurance guaranteeing interest and principal payments. The value of the insurance will be equal to the difference between (i) the market value of Defaulted Bonds assuming the exercise of the right to obtain Permanent Insurance (less the insurance premium attributable to the purchase of Permanent Insurance) and (ii) the market value of such Defaulted Bonds not covered by Permanent Insurance. In addition, the Evaluator will consider the ability of Financial Guaranty and/or Ambac Assurance to meet its commitments under an Insured Trust's insurance policy, including the commitments to issue Permanent Insurance. It is the position of the Sponsor that this is a fair method of valuing the Bonds and the insurance obtained by an Insured Trust and reflects a proper valuation method in accordance with the provisions of the Investment Company Act of 1940.

The Evaluator will be requested to make a determination of the aggregate price of the Bonds in each Trust, on a bid price basis, as of the close of trading on the New York Stock Exchange on each day on which it is open, effective for all sales, purchases or redemptions made subsequent to the last preceding determination.

Although payment is normally made three business days following the order for purchase, payment may be made prior thereto. A person will become owner of the Units on the date of settlement provided payment has been received. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934. Delivery of Certificates representing Units so ordered will be made three business days following such order or shortly thereafter. See "Rights of Unit Holders-How May Units Be Redeemed?" for information regarding the ability to redeem Units ordered for purchase.

How are Units Distributed?

Units repurchased in the secondary market (see "Public Offering-Will There be a Secondary Market?") may be offered by this Prospectus at the secondary market public offering price determined in the manner described above.

It is the intention of the Sponsor to qualify Units of the Fund for sale in a number of states. Sales will be made to dealers and others at prices which represent a concession or agency commission of 4.0% of the Public Offering Price per Unit for each State, Discount or National Trust, 3.0% of the Public Offering Price for an Intermediate or Long Intermediate Trust, and 2.5% of the Public Offering Price per Unit for a Short Intermediate Trust. Notwithstanding the foregoing, broker/dealers or other selling agents who purchase, in the aggregate, $250,000 of the Trusts on any day will receive a volume concession or agency commission of $40.00 per Unit. However, resales of Units of a Trust by such broker/dealers and other selling agents to the public will be made at the Public Offering Price described in this Prospectus. The Sponsor reserves the right to change the amount of the concession or agency commission from time to time. Certain commercial banks are making Units of the Fund available to their customers on an agency basis. A portion of the sales charge paid by these customers is retained by or remitted to the banks in the amounts indicated in the amounts indicated above. Under the Glass-Steagall Act, banks are prohibited from underwriting Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have not indicated that these particular agency transactions are not permitted under such Act. In Texas and in certain other states, any banks making Units available must be registered as broker/dealers under state law.

What are the Sponsor's Profits?

The Sponsor and participating dealers will receive a maximum gross sales commission equal to 5.8% of the Public Offering Price of the Units of each State Trust (equivalent to 6.157% of the net amount invested), 5.8% of the Public Offering Price of the Units of a National or Discount Trust (equivalent to 6.157% of the net amount invested), 4.7% of the Public Offering Price of the Units of an Intermediate or Long Intermediate Trust (equivalent to 4.932% of the net amount invested), and 3.7% of the Public Offering Price of the Units of a Short Intermediate Trust (equivalent to 3.842% of the net amount invested) less any reduced sales charge for quantity purchases as described under "Public Offering-How is the Public Offering Price Determined?"

In maintaining a market for the Units, the Sponsor will also realize profits or sustain losses in the amount of any difference between the price at which Units are purchased (based on the bid prices of the Bonds in each Trust) and the price at which Units are resold (which price is also based on the bid prices of the Bonds in each Trust and includes a maximum sales charge of 5.8% for a State Trust, 5.8% for a National or Discount Trust, 4.7% for an Intermediate or Long Intermediate Trust and 3.7% for a Short Intermediate Trust) or redeemed. The secondary market public offering price of Units may be greater or less than the cost of such Units to the Sponsor.

                         RIGHTS OF UNIT HOLDERS

How are Certificates Issued and Transferred?

The Trustee is authorized to treat as the record owner of Units that person who is registered as such owner on the books of the Trustee. Ownership of Units is evidenced by registered certificates executed by the Trustee and the Sponsor. Delivery of certificates representing Units ordered for purchase is normally made three business days following such order or shortly thereafter. Certificates are transferable by presentation and surrender to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. Certificates to be redeemed must be properly endorsed or accompanied by a written instrument or instruments of transfer. A Unit holder must sign exactly as his name appears on the face of the certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guaranty program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Record ownership may occur before settlement.

Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof, numbered serially for purposes of identification. Certificates for Units will bear an appropriate notation on their face indicating which plan of distribution has been selected in respect thereof. When a change is made, the existing certificate must be surrendered to the Trustee and a new certificate issued to reflect the then currently effective plan of distribution. There is no charge for this service.

Although no such charge is now made or contemplated, a Unit holder may be required to pay $2.00 to the Trustee per certificate reissued or transferred for reasons other than to change the plan of distribution, and to pay any governmental charge that may be imposed in connection with each such transfer or exchange. For new certificates issued to replace destroyed, stolen or lost certificates, the Unit holder may be required to furnish indemnity satisfactory to the Trustee and pay such expenses as the Trustee may incur. Mutilated certificates must be surrendered to the Trustee for replacement.

How are Interest and Principal Distributed?

Record Dates for the distribution of interest under the semi-annual distribution plan are the fifteenth day of June and December with the Distribution Dates being the last day of the month in which the related Record Date occurs. It is anticipated that an amount equal to approximately one-half of the amount of net annual interest income per Unit will be distributed on or shortly after each Distribution Date to Unit holders of record on the preceding Record Date. Record Dates for monthly distributions of interest are the fifteenth day of each month. The Distribution Dates for distributions of interest under the monthly plan is the last day of each month in which the related Record Date occurs. See "Special Trust Information" appearing in each Part I of this Prospectus.

The plan of distribution selected by a Unit holder will remain in effect until changed. Unit holders purchasing Units in the secondary market will initially receive distributions in accordance with the election of the prior owner. Each year, approximately six weeks prior to the end of May, the Trustee will furnish each Unit holder a card to be returned to the Trustee not more than thirty nor less than ten days before the end of such month. Unit holders desiring to change the plan of distribution in which they are participating may so indicate on the card and return same, together with their certificate, to the Trustee. If the card and certificate are returned to the Trustee, the change will become effective as of June 16 of that year. If the card and certificate are not returned to the Trustee, the Unit holder will be deemed to have elected to continue with the same plan for the following twelve months.

The pro rata share of cash in the Principal Account of each Trust will be computed as of the fifteenth day of each month, and distributions to the Unit holders of such Trust as of such Record Date will be made on the dates specified in Part One. Proceeds from the disposition of any of the Bonds of such Trust (less any premiums due with respect to Bonds for which the Trustee has exercised the right to obtain Permanent Insurance) received after such Record Date and prior to the following Distribution Date will be held in the Principal Account of such Trust and not distributed until the next Distribution Date. The Trustee is not required to make a distribution from the Principal Account of a Trust unless the amount available for distribution shall equal at least $1.00 per Unit.

The Trustee will credit to the Interest Account of each Trust all interest received by such Trust, including that part of the proceeds (including insurance proceeds if any, paid to an Insured Trust) of any disposition of Bonds which represents accrued interest. Other receipts will be credited to the Principal Account of such Trust. The distribution to the Unit holders of a Trust as of each Record Date will be made on the following Distribution Date or shortly thereafter and shall consist of an amount substantially equal to such portion of the holder's pro rata share of the estimated annual income of such Trust after deducting estimated expenses. Except through an advancement of its own Funds, the Trustee has no cash for distribution to Unit holders until it receives interest payments on the Bonds in a Trust. The Trustee shall be reimbursed, without interest, for any such advances from funds in the Interest Account of such Trust on the ensuing Record Date. Persons who purchase Units between a Record Date and a Distribution Date will receive their first distribution on the second Distribution Date after the purchase, under the applicable plan of distribution. The Trustee is not required to pay interest on funds held in the Principal or Interest Account of a Trust (but may itself earn interest thereon and therefore benefit from the use of such funds).

As of the fifteenth day of each month, the Trustee will deduct from the Interest Account of each Trust and, to the extent funds are not sufficient therein, from the Principal Account of each Trust, amounts necessary to pay the expenses of such Trust. The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any governmental charges payable out of the Trust. Amounts so withdrawn shall not be considered a part of the Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate account. In addition, the Trustee may withdraw from the Interest Account and the Principal Account of a Trust such amounts as may be necessary to cover redemption of Units of such Trust by the Trustee.

How Can Distributions to Unit Holders be Reinvested?

Universal Distribution Option. Unit holders may elect participation in a Universal Distribution Option which permits a Unit holder to direct the Trustee to distribute principal and interest payments to any other investment vehicle of which the Unit holder has an existing account. For example, at a Unit holder's direction, the Trustee would distribute automatically on the applicable distribution date interest income or principal on the participant's Units to, among other investment vehicles, a Unit holder's checking, bank savings, money market, insurance, reinvestment or any other account. All such distributions, of course, are subject to the minimum investment and sales charges, if any, of the particular investment vehicle to which distributions are directed. The Trustee will notify the participant of each distribution pursuant to the Universal Distribution Option. The Trustee will distribute directly to the Unit holder any distributions which are not accepted by the specified investment vehicle. A participant may at any time, by so notifying the Trustee in writing, elect to terminate his participation in the Universal Distribution Option and receive directly future distributions on his Units.

Distribution Reinvestment Option. The Sponsor has entered into an arrangement with Oppenheimer Management Corporation, which permits any Unit holder of a Trust to elect to have each distribution of interest income or principal on his Units automatically reinvested in shares of either the Oppenheimer Intermediate Tax-Exempt Bond Fund (the "Intermediate Series") or the Oppenheimer Insured Tax-Exempt Bond Fund (the "Insured Series"). Oppenheimer Management Corporation is the investment adviser of each Series which are open-end, diversified management investment companies. The investment objective of the Intermediate Series is to provide a high level of current interest income exempt from Federal income tax through the purchase of investment grade securities. The investment objective of the Insured Series is to provide as high a level of current interest income exempt from Federal income tax as is consistent with the assurance of the scheduled receipt of interest and principal through insurance and the preservation of capital (the income of either Series may constitute an item of preference for determining the Federal alternative minimum tax). The objectives and policies of each Series are presented in more detail in the prospectus for each Series.

Each person who purchases Units of a Trust may contact the Trustee to request a prospectus describing each Series and a form by which such person may elect to become a participant in a Distribution Reinvestment Option with respect to a Series. Each distribution of interest income or principal on the participant's Units will automatically be applied by the Trustee to purchase shares (or fractions thereof) of a Series without a sales charge and with no minimum investment requirements.

The shareholder service agent for each Series will mail to each participant in the Distribution Reinvestment Option confirmations of all transactions undertaken for such participant in connection with the receipt of distributions from The First Trust Combined Series and the purchase of shares (or fractions thereof) of a Series.

A participant may at any time, by so notifying the Trustee in writing, elect to terminate his participation in the Distribution Reinvestment Option and receive future distributions on his Units in cash. There will be no charge or other penalty for such termination. The Sponsor and Oppenheimer Management Corporation each have the right to terminate the Distribution Reinvestment Option, in whole or in part.

It should be remembered that even if distributions are reinvested through the Universal Distribution Option or the Distribution
Reinvestment Option they are still treated as distributions for income tax purposes.

What Reports Will Unit Holders Receive?

The Trustee shall furnish Unit holders of each Trust in connection with each distribution a statement of the amount of interest, if any, and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per Unit. Within a reasonable time after the last business day of each calendar year, the Trustee will furnish to each person who at any time during the calendar year was a Unit holder of a Trust of record, a statement as to (1) the Interest Account: interest received by such Trust (including amounts representing interest received upon any disposition of Bonds of such Trust), the amount of such interest representing insurance proceeds (if applicable), deductions for payment of applicable taxes and for fees and expenses of the Trust, redemption of Units and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (2) the Principal Account: the dates of disposition of any Bonds of such Trust and the net proceeds received therefrom (excluding any portion representing interest and the premium attributable to the exercise of the right, if applicable, to obtain Permanent Insurance), deduction for payment of applicable taxes and for fees and expenses of the Trust, redemptions of Units, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (3) the Bonds held and the number of Units of such Trust outstanding on the last business day of such calendar year; (4) the Redemption Price per Unit based upon the last computation thereof made during such calendar year; and (5) the amounts actually distributed during such calendar year from the Interest Account and from the Principal Account of such Trust, separately stated, expressed both as total dollar amounts and as dollar amounts per Unit outstanding on the Record Date for such distributions.

In order to comply with Federal and state tax reporting requirements, Unit holders will be furnished, upon request to the Trustee, evaluations of the Bonds in their Trust furnished to it by the Evaluator.

Each distribution statement will reflect pertinent information in respect of each plan of distribution so that Unit holders may be informed regarding the results of the other plan or plans of distribution.

How May Units be Redeemed?

A Unit holder may redeem all or a portion of his Units by tender to the Trustee at its unit investment trust office in the City of New York of the certificates representing the Units to be redeemed, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed as explained above (or by providing satisfactory indemnity, as in connection with lost, stolen or destroyed certificates), and payment of applicable governmental charges, if any. No redemption fee will be charged. On the third day following such tender, the Unit holder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed after receipt by the Trustee of such tender of Units. The "date of tender" is deemed to be the date on which Units are received by the Trustee (if such day is a day on which the New York Stock Exchange is open for trading), except that as regards Units received after the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time or as of any earlier closing time on a day on which the New York Stock Exchange is scheduled in advance to close at such earlier time), the date of tender is the next day on which such Exchange is open for trading and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the redemption price computed on that day. Units so redeemed shall be cancelled.

Purchased Interest (if any) and other accrued interest to the settlement date paid on redemption shall be withdrawn from the Interest Account of a Trust or, if the balance therein is insufficient, from the Principal Account of such Trust. All other amounts paid on redemption shall be withdrawn from the Principal Account of the Trust.

The Redemption Price per Unit will be determined on the basis of the bid price of the Bonds in a Trust and the amount of Purchased Interest of the Trust (if any), as of the close of trading on the New York Stock Exchange on the date any such determination is made. The Redemption Price per Unit is the pro rata share of each Unit determined by the Trustee on the basis of (1) the cash on hand in the Trust or moneys in the process of being collected, (2) the value of the Bonds in such Trust based on the bid prices of the Bonds, except for those cases in which the value of the insurance, if applicable, has been added, and (3) Purchased Interest (if any) and any other interest accrued thereon, less
(a) amounts representing taxes or other governmental charges payable out of such Trust, (b) the accrued expenses of such Trust, and (c) cash held for distribution to Unit holders of record as of a date prior to the evaluation then being made. The Evaluator may determine the value of the Bonds in a Trust (1) on the basis of current bid prices of the Bonds obtained from dealers or brokers who customarily deal in bonds comparable to those held by such Trust, (2) on the basis of bid prices for bonds comparable to any Bonds for which bid prices are not available, (3) by determining the value of the Bonds by appraisal, or
(4) by any combination of the above. In determining the Redemption Price per Unit for an Insured Trust, no value will be attributed to the portfolio insurance covering the Bonds in such Trust unless such Bonds are in default in payment of principal or interest or in significant risk of such default. On the other hand, Bonds insured under a policy obtained by the Bond issuer, the underwriters, the Sponsor or others are entitled to the benefits of such insurance at all times and such benefits are reflected and included in the market value of such Bonds. See "Why and How are the Insured Trusts Insured?" For a description of the situations in which the evaluator may value the insurance obtained by an Insured Trust, see "Public Offering-How is the Public Offering Price Determined?"

The difference between the bid and offering prices of such Bonds may be expected to average 1-2% of the principal amount. In the case of actively traded bonds, the difference may be as little as 1/2 of 1% and, in the case of inactively traded bonds, such difference usually will not exceed 3%. Therefore, the price at which Units may be redeemed could be less than the price paid by the Unit holder and may be less than the par value of the Securities represented by the Units so redeemed.

The Trustee is empowered to sell underlying Bonds in a Trust in order to make funds available for redemption. To the extent that Bonds are sold, the size and diversity of such Trust will be reduced. Such sales may be required at a time when Bonds would not otherwise be sold and might result in lower prices than might otherwise be realized.

The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or during which the Securities and Exchange Commission determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Bonds is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. Under certain extreme circumstances, the Sponsor may apply to the Securities and Exchange Commission for an order permitting a full or partial suspension of the right of Unit holders to redeem their Units.

How May Units be Purchased by the Sponsor?

The Trustee shall notify the Sponsor of any tender of Units for redemption. If the Sponsor's bid in the secondary market at that time equals or exceeds the Redemption Price per Unit, which for certain Trusts includes Purchased Interest, it may purchase such Units by notifying the Trustee before 1:00 p.m. Eastern time on the next succeeding business day and by making payment therefor to the Unit holder not later than the day on which the Units would otherwise have been redeemed by the Trustee. Units held by the Sponsor may be tendered to the Trustee for redemption as any other Units. Any profit or loss resulting from the resale or redemption of such Units will belong to the Sponsor.

How May Bonds be Removed from the Fund?

The Trustee is empowered to sell such of the Bonds in each Trust on a list furnished by the Sponsor as the Trustee in its sole discretion may deem necessary to meet redemption requests or pay expenses to the extent funds are unavailable. As described in the following paragraph and in certain other unusual circumstances for which it is determined by the Depositor to be in the best interests of the Unit holders or if there is no alternative, the Trustee is empowered to sell Bonds in a Trust which are in default in payment of principal or interest or in significant risk of such default and for which value has been attributed to the insurance, if any, obtained by the Trust. See "Rights of Unit Holders-How May Units be Redeemed?" The Sponsor is empowered, but not obligated, to direct the Trustee to dispose of Bonds in a Trust in the event of advanced refunding. The Sponsor may from time to time act as agent for a Trust with respect to selling Bonds out of a Trust. From time to time, the Trustee may retain and pay compensation to the Sponsor subject to the restrictions under the Investment Company Act of 1940, as amended.

If any default in the payment of principal or interest on any Bond occurs and no provision for payment is made therefor, either pursuant to the portfolio insurance, if any, or otherwise, within thirty days, the Trustee is required to notify the Sponsor thereof. If the Sponsor fails to instruct the Trustee to sell or to hold such Bond within thirty days after notification by the Trustee to the Sponsor of such default, the Trustee may, in its discretion, sell the defaulted Bond and not be liable for any depreciation or loss thereby incurred.

The Sponsor shall instruct the Trustee to reject any offer made by an issuer of any of the Bonds to issue new obligations in exchange and substitution for any Bonds pursuant to a refunding or refinancing plan, except that the Sponsor may instruct the Trustee to accept such an offer or to take any other action with respect thereto as the Sponsor may deem proper if the issuer is in default with respect to such Bonds or in the written opinion of the Sponsor the issuer will probably default in respect to such Bonds in the foreseeable future. Any obligations so received in exchange or substitution will be held by the Trustee subject to the terms and conditions in the Indenture to the same extent as Bonds originally deposited thereunder. Within five days after the deposit of obligations in exchange or substitution for underlying Bonds, the Trustee is required to give notice thereof to each Unit holder of the affected Trust, identifying the Bonds eliminated and the Bonds substituted therefor. Except as stated in this paragraph and under "What is the First Trust Combined Series?" for Failed Bonds, the acquisition by a Trust of any securities other than the Bonds initially deposited is prohibited.

            INFORMATION AS TO SPONSOR, TRUSTEE AND EVALUATOR

Who is the Sponsor?

Nike Securities L.P., the Sponsor, specializes in the underwriting, trading and distribution of unit investment trusts and other securities. Nike Securities L.P., an Illinois limited partnership formed in 1991, acts as Sponsor for successive series of The First Trust Combined Series, the FT Series (formerly known as The First Trust Special Situations Trust), The First Trust Insured Corporate Trust, The First Trust of Insured Municipal Bonds, The First Trust GNMA, Templeton Growth and Treasury Trust, Templeton Foreign Fund & U.S. Treasury Securities Trust and The Advantage Growth and Treasury Securities Trust. First Trust introduced the first insured unit investment trust in 1974 and to date more than $25 billion in First Trust unit investment trusts have been deposited. The Sponsor's employees include a team of professionals with many years of experience in the unit investment trust industry. The Sponsor is a member of the National Association of Securities Dealers, Inc. and Securities Investor Protection Corporation and has its principal offices at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number (630) 241-4141. As of December 31, 1998, the total partners' capital of Nike Securities L.P. was $18,506,548 (audited). This paragraph relates only to the Sponsor and not to the Trust or to any series thereof or to any other Underwriter. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.

Who is the Trustee?

The Trustee is The Chase Manhattan Bank, with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, 6th floor, New York, New York 10004-2413. Unit holders who have questions regarding the Trusts may call the Customer Service Help Line at 1-800-682-7520. The Trustee is subject to supervision by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor Trustee. The Trustee must be a banking corporation organized under the laws of the United States or any State and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

Limitations on Liabilities of Sponsor and Trustee

The Sponsor and the Trustee shall be under no liability to Unit holders for taking any action or for refraining from taking any action in good faith pursuant to the Indenture, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith, gross negligence (ordinary negligence in the case of the Trustee) or reckless disregard of their obligations and duties. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Bonds. In the event of the failure of the Sponsor to act under the Indenture, the Trustee may act thereunder and shall not be liable for any action taken by it in good faith under the Indenture.

The Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Bonds or upon the interest thereon or upon it as Trustee under the Indenture or upon or in respect of the Fund which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee.

If the Sponsor shall fail to perform any of its duties under the Indenture or become incapable of acting or become bankrupt or its affairs are taken over by public authorities, then the Trustee may (a) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, or (b) terminate the Indenture and liquidate the Trusts as provided herein, or (c) continue to act as Trustee without terminating the Indenture.

Who is the Evaluator?

The Evaluator is Securities Evaluation Service, Inc., 531 East Roosevelt Road, Suite 200, Wheaton, Illinois 60187. The Evaluator may resign or may be removed by the Sponsor and the Trustee, in which event the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Evaluator. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.

The Trustee, Sponsor and Unit holders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Indenture shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor or Unit holders for errors in judgment. This provision shall not protect the Evaluator in any case of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

                            OTHER INFORMATION

How May the Indenture be Amended or Terminated?

The Sponsor and the Trustee have the power to amend the Indenture without the consent of any of the Unit holders when such an amendment is
(1) to cure any ambiguity or to correct or supplement any provision of the Indenture which may be defective or inconsistent with any other provision contained therein, or (2) to make such other provisions as shall not adversely affect the interest of the Unit holders (as determined in good faith by the Sponsor and the Trustee), provided that the Indenture is not amended to increase the number of Units of any Trust issuable thereunder or to permit the deposit or acquisition of securities either in addition to or in substitution for any of the Bonds of any Trust initially deposited in a Trust, except for the substitution of certain refunding securities for Bonds or New Bonds for Failed Bonds. In the event of any amendment, the Trustee is obligated to notify promptly all Unit holders of the substance of such amendment.

Each Trust may be liquidated at any time by consent of 100% of the Unit holders of such Trust or by the Trustee when the value of such Trust, as shown by any evaluation, is less than 20% of the aggregate principal amount of the Bonds initially deposited in the Trust or by the Trustee in the event that Units of a Trust not yet sold aggregating more than 60% of the Units of such Trust are tendered for redemption by the Underwriters, including the Sponsor. If a Trust is liquidated because of the redemption of unsold Units of the Trust by the Underwriters, the Sponsor will refund to each purchaser of Units of such Trust the entire sales charge paid by such purchaser. The Indenture will terminate upon the redemption, sale or other disposition of the last Bond held thereunder, but in no event shall it continue beyond the Mandatory Termination Date as indicated in Part One for each Trust. In the event of termination, written notice thereof will be sent by the Trustee to all Unit holders of such Trust. Within a reasonable period after termination, the Trustee will sell any Bonds remaining in the Trust, and, after paying all expenses and charges incurred by such Trust, will distribute to each Unit holder of such Trust (including the Sponsor if it then holds any Units), upon surrender for cancellation of his Certificate for Units, his pro rata share of the balances remaining in the Interest and Principal Accounts of such Trust, all as provided in the Indenture.

Legal Opinions

The legality of the Units offered hereby and certain matters relating to Federal tax law have been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor. Booth & Baron, 122 East 42nd Street, Suite 1507, New York, New York 10168, acts as special counsel for the Fund for New York tax matters for Series 1, 2 and 3 of the Fund. Winston & Strawn (previously named Cole &

Deitz), 175 Water Street, New York, New York 10038 acts as counsel for the Trustee and as special counsel for the Fund for New York Tax matters for Series 4-125 of the Fund. Carter, Ledyard & Milburn, 2 Wall Street, New York, New York 10005, acts as counsel for the Trustee and as special counsel for the Fund for New York tax matters for Series 126 and subsequent Series of the Fund. For information with respect to state and local tax matters, including the State Trust special counsel for such matters, see Part Three for each Trust.

Experts

The statements of net assets, including the portfolios, of each Trust contained in Part One of the Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere therein and in the Registration Statement, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                      DESCRIPTION OF BOND RATINGS*

Standard & Poor's. A brief description of the applicable Standard & Poor's rating symbols and their meanings follow:

A Standard & Poor's corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific debt obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The bond rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

l. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

ll.  Nature of and provisions of the obligation;

lll. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangements under the laws of bankruptcy and other laws affecting creditors' rights.

AAA-Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.**

AA-Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A-Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB-Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

Plus (+) or Minus (-): The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his/her own judgment with respect to such likelihood and risk.

Credit Watch: Credit Watch highlights potential changes in ratings of bonds and other fixed income securities. It focuses on events and trends which place companies and government units under special surveillance by S&P's 180-member analytical staff. These may include mergers, voter referendums, actions by regulatory authorities, or developments gleaned from analytical reviews. Unless otherwise noted, a rating decision will be made within 90 days. Issues appear on Credit Watch where an event, situation, or deviation from trends occurred and needs to be evaluated as to its impact on credit ratings. A listing, however, does not mean a rating change is inevitable. Since S&P continuously monitors all of its ratings, Credit Watch is not intended to include all issues under review. Thus, rating changes will occur without issues appearing on Credit Watch.

_____________
*As published by the rating companies.

**Bonds insured by Financial Guaranty Insurance Company, Ambac Assurance Corporation, Municipal Bond Investors Assurance Corporation, Connie Lee Insurance Company, Financial Security Assurance and Capital Guaranty Insurance Company are automatically rated "AAA" by Standard & Poor's.

Moody's Investors Service, Inc. A brief description of the applicable Moody's Investors Service, Inc. rating symbols and their meanings follow:

Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Their safety is so absolute that with the occasional exception of oversupply in a few specific instances, characteristically, their market value is affected solely by money market fluctuations.

Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat large than in Aaa securities. Their market value is virtually immune to all but money market influences, with the occasional exception of oversupply in a few specific instances.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. The market value of A-rated bonds may be influenced to some degree by economic performance during a sustained period of depressed business conditions, but, during periods of normalcy, A-rated bonds frequently move in parallel with Aaa and Aa obligations, with the occasional exception of oversupply in a few specific instances.

A 1 and Baa 1-Bonds which are rated A 1 and Baa 1 offer the maximum in security within their quality group, can be bought for possible upgrading in quality, and additionally, afford the investor an opportunity to gauge more precisely the relative attractiveness of offerings in the market place.

Baa-Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. The market value of Baa-rated bonds is more sensitive to changes in economic circumstances, and aside from occasional speculative factors applying to some bonds of this class, Baa market valuations will move in parallel with Aaa, Aa, and A obligations during periods of economic normalcy, except in instances of oversupply.

Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the high end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Con.(---)-Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction,
(b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Fitch Investors Service, Inc. A brief description of the applicable Fitch Investors Service, Inc. rating symbols and their meanings follow:

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments.

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

CONTENTS:

The First Trust Combined Series:
What is The First Trust Combined Series?                  3
What are Estimated Long-Term Return and
   Estimated Current Return?                              8
How are Purchased Interest and Accrued
    Interest Treated?                                     9
Why and How are the Insured Trusts Insured?              10
What is the Federal Tax Status of Unit Holders?          16
What are the Expenses and Charges?                       16
Public Offering:
   How is the Public Offering Price Determined?          17
   How are Units Distributed?                            19
   What are the Sponsor's Profits?                       20
Rights of Unit Holders:
   How are Certificates Issued and Transferred?          20
   How are Interest and Principal Distributed?           21
   How can Distributions to Unit Holders be
      Reinvested?                                        21
   What Reports will Unit Holders Receive?               22
   How May Units be Redeemed?                            23
   How May Units be Purchased by the Sponsor?            24
   How May Bonds be Removed from the Fund?               24
Information as to Sponsor, Trustee and Evaluator:
   Who is the Sponsor?                                   25
   Who is the Trustee?                                   25
   Limitations on Liabilities of Sponsor and Trustee     25
   Who is the Evaluator?                                 26
Other Information:
   How May the Indenture be Amended or
      Terminated?                                        26
   Legal Opinions                                        26
   Experts                                               27
   Description of Bond Ratings                           28

                                __________

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL INFORMATION SET FORTH IN THE
REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE FUND HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

                    FIRST TRUST(REGISTERED TRADEMARK)

                             THE FIRST TRUST
                             COMBINED SERIES

                               Prospectus
                                 Part Two
                               May 28, 1999

                   First Trust (registered trademark)

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                               1-630-241-4141

                                Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                              1-800-682-7520

                          THIS PART TWO MUST BE
                         ACCOMPANIED BY PART ONE
                             AND PART THREE.

                      PLEASE RETAIN THIS PROSPECTUS
                          FOR FUTURE REFERENCE

                            OHIO TRUST SERIES

         The First Trust (registered trademark) Combined Series
         The First Trust of Insured Municipal Bonds-Multi-State

PROSPECTUS                        NOTE: THIS PART THREE PROSPECTUS
Part Three                                   MAY ONLY BE USED WITH
Dated March 31, 1999                         PART ONE AND PART TWO

Federal Tax Status of Unit Holders

At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exclusion of interest thereon from Federal gross income were rendered by bond counsel to the respective issuing authorities. In addition, with respect to State Trusts, where applicable, bond counsel to the issuing authorities rendered opinions as to the exemption of interest on such Bonds when held by residents of the State in which the issuers of such Bonds are located, from State income taxes and certain state or local intangibles and local income taxes. Neither the Sponsor, Chapman and Cutler, nor any of the Special Counsel to the Fund for State tax matters have made any special review for the Fund of the proceedings relating to the issuance of the Bonds or of the bases for the opinions rendered in connection therewith. If the interest on a Bond should be determined to be taxable, the Bond would generally have to be sold at a substantial discount. In addition, investors could be required to pay income tax on interest received prior to the date on which interest is determined to be taxable.

Gain realized on the sale or redemption of the Bonds by the Trustee or of a Unit by a Unit holder is includable in gross income for Federal income tax purposes and may be includable in gross income for state tax purposes. (Such gain does not include any amounts received in respect of accrued interest or accrued original issue discount, if any.) If a Bond is acquired with accrued interest, that portion of the price paid for the accrued interest is added to the tax basis of the Bond. When this accrued interest is received, it is treated as a return of capital and reduces the tax basis of the Bond. If a Bond is purchased for a premium, the amount of the premium is added to the tax basis of the Bond. Bond premium is amortized over the remaining term of the Bond, and the tax basis of the Bond is reduced each tax year by the amount of the premium amortized in that tax year.

For purposes of the following opinions, it is assumed that each asset of the Trust is debt the interest on which is excluded from gross income for Federal income tax purposes. At the time of the closing for each Trust, Chapman and Cutler, Counsel for the Sponsor, rendered an opinion under then existing law substantially to the effect that:

(1) the Trusts are not associations taxable as corporations for Federal income tax purposes and interest and accrued original issue discount on Bonds which is excludable from gross income under the Internal Revenue Code of 1986 (the "Code") will retain its status for Federal income tax purposes, when received by the Trusts and distributed to a Unit holder; however, such interest may be taken into account in computing the alternative minimum tax and the additional tax on branches of foreign corporations and the environmental tax if extended by Congress (the "Superfund Tax"), as noted below. See "Certain Tax Matters Applicable to Corporate Unit Holders";

   ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

(2) each Unit holder is considered to be the owner of a pro rata portion of each asset of the respective Trust under subpart E, subchapter J of chapter 1 of the Code and will have a taxable event when the Trust disposes of a Bond, or when the Unit holder redeems or sells his or her Units. If the Unit holder disposes of a Unit, he or she is deemed thereby to have disposed of his or her entire pro rata interest in all assets of the Trust involved including his or her pro rata portion of all the Bonds represented by the Unit. The Taxpayer Relief Act of 1997 (the "1997 Act") includes provisions that treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g. short sales, offsetting notional principal contracts, futures or forward contracts or similar transactions) as constructive sales for purposes of recognition of gain (but not loss) and for purposes of determining the holding period. Unit holders should consult their own tax advisors with regard to any such constructive sale rules. Unit holders must reduce the tax basis of their Units for their share of accrued interest received by the respective Trust, if any, on Bonds before the date the Trust acquired ownership of the Bonds (and the amount of this reduction may exceed the amount of accrued interest paid to the seller) and, consequently, such Unit holders may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units. Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of Bonds (whether by sale, payment on maturity, redemption or otherwise), gain or loss is recognized to the Unit holder (subject to various non-recognition provisions of the Code). The amount of any such gain or loss is measured by comparing the Unit holder's pro rata share of the total proceeds from such disposition with the Unit holder's basis for his or her fractional interest in the asset disposed of. In the case of a Unit holder who purchases Units, such basis (before adjustment for accrued original issue discount and amortized bond premium, if any) is determined by apportioning the cost of the Units among each of the Trust assets ratably according to value as of the valuation date nearest the date of acquisition of the Units. Unit holders should consult their own tax advisors with regard to the calculation of basis. The tax basis reduction requirements of the Code relating to amortization of bond premium may, under some circumstances, result in the Unit holder realizing a taxable gain when his or her Units are sold or redeemed for an amount equal to or less than his or her original cost; and

(3) any insurance proceeds paid under individual policies obtained by issuers of Bonds which represent maturing interest on defaulted Bonds held by the Trustee will be excludable from Federal gross income if, and to the same extent as, such interest would have been so excludable if paid in the normal course by the issuer of the defaulted Bonds provided that, at the time such policies are purchased, the amounts paid for such policies are reasonable, customary and consistent with the reasonable expectation that the issuer of the Bonds, rather than the insurer, will pay debt service on the Bonds.

Sections 1288 and 1272 of the Code provide a complex set of rules governing the accrual of original issue discount. These rules provide that original issue discount accrues either on the basis of a constant compound interest rate or ratably over the term of the Bond, depending on the date the Bond was issued. In addition, special rules apply if the purchase price of a Bond exceeds the original issue price plus the amount of original issue discount which would have previously accrued based upon its issue price (its "adjusted issue price") to prior owners. If a Bond is acquired with accrued interest, that portion of the price paid for the accrued interest is added to the tax basis of the Bond. When this accrued interest is received, it is treated as a return of capital and reduces the tax basis of the Bond. If a Bond is purchased for a premium, the amount of the premium is added to the tax basis of the Bond. Bond premium is amortized over the remaining term of the Bond, and the tax basis of the Bond is reduced each tax year by the amount of the premium amortized in that tax year. The application of these rules will also vary depending on the value of the Bond on the date a Unit holder acquires his or her Unit, and the price the Unit holder pays for his or her Unit. Unit holders should consult their tax advisors regarding these rules and their application. See "Portfolio" appearing in Part One for each Trust for information relating to Bonds, if any, issued at an original issue discount.

The Revenue Reconciliation Act of 1993 (the "1993 Tax Act") subjects tax-exempt bonds to the market discount rules of the Code effective for bonds purchased after April 30, 1993. In general, market discount is the amount (if any) by which the stated redemption price at maturity exceeds an investor's purchase price (except to the extent that such difference, if any, is attributable to original issue discount not yet accrued), subject to statutory de minimis rule. Market discount can arise based on the price a Trust pays for Bonds or the price a Unit holder pays for his or her Units. Under the 1993 Tax Act, accretion of market discount is taxable as ordinary income; under prior law the accretion had been treated as capital gain. Market discount that accretes while a Trust holds a Bond would be recognized as ordinary income by the Unit holders when principal payments are received on the Bond, upon sale or at redemption (including early redemption) or upon the sale or redemption of his or her Units, unless a Unit holder elects to include market discount in taxable income as it accrues. The market discount rules are complex and Unit holders should consult their tax advisors regarding these rules and their application.

Counsel for the Sponsor has also advised that under Section 265 of the Code, interest on indebtedness incurred or continued to purchase or carry Units of a Trust is not deductible for Federal income tax purposes. The Internal Revenue Service has taken the position that such indebtedness need not be directly traceable to the purchase or carrying of Units (however, these rules generally do not apply to interest paid on indebtedness incurred to purchase or improve a personal residence). Also, under Section 265 of the Code, certain financial institutions that acquire Units generally would not be able to deduct any of the interest expense attributable to ownership of Units. Legislative proposals have been made that would extend the financial institution rules to certain other corporations including securities dealers and other financial intermediaries. Investors with questions regarding these issues should consult with their tax advisors.

In the case of certain of the Bonds in a Trust, the opinions of bond counsel indicate that interest on such Bonds received by a "substantial user" of the facilities being financed with the proceeds of these Bonds, or persons related thereto, for periods while such Bonds are held by such a user or related person, will not be excludable from Federal gross income, although interest on such Bonds received by others would be excludable from Federal gross income. "Substantial user" and "related person" are defined under the Code and U.S. Treasury Regulations. Any person who believes he or she may be a substantial user or related person as so defined should contact his or her tax advisor.

ALL STATEMENTS OF LAW IN THE PROSPECTUS CONCERNING EXCLUSION FROM GROSS INCOME FOR FEDERAL, STATE OR OTHER TAX PURPOSES ARE THE OPINIONS OF COUNSEL AND ARE TO BE SO CONSTRUED.

At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exclusion of interest thereon from Federal gross income are rendered by bond counsel to the respective issuing authorities. Neither the Sponsor nor Chapman and Cutler has made any special review for the Fund of the proceedings relating to the issuance of the Bonds or of the basis for such opinions.

In general, Section 86 of the Code provides that 50% of Social Security benefits are includable in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of the Social Security benefits received exceeds the "base amount." The base amount is $25,000 for unmarried taxpayers, $32,000 for married taxpayers filing a joint return and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns. Modified adjusted gross income is adjusted gross income determined without regard to certain otherwise allowable deductions and exclusions from gross income and by including tax-exempt interest. To the extent that Social Security benefits are includible in gross income, they will be treated as any other item of gross income.

In addition, under the 1993 Tax Act, for taxable years beginning after December 31 1993, up to 85% of Social Security benefits are includible in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of Social Security benefits received exceeds an "adjusted base amount." The adjusted base amount is $34,000 for unmarried taxpayers, $44,000 for married taxpayers filing a joint return, and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns.

Although tax-exempt interest is included in modified adjusted gross income solely for the purpose of determining what portion, if any, of Social Security benefits will be included in gross income, no tax-exempt interest, including that received from a Trust, will be subject to tax. A taxpayer whose adjusted gross income already exceeds the base amount or the adjusted base amount must include 50% or 85%, respectively, of his or her Social Security benefits in gross income whether or not he or she receives any tax-exempt interest. A taxpayer whose modified adjusted gross income (after inclusion of tax-exempt interest) does not exceed the base amount need not include any Social Security benefits in gross income.

For purposes of computing the alternative minimum tax for individuals and corporations and the Superfund Tax for corporations, interest on certain private activity bonds (which includes most industrial and housing revenue bonds) issued on or after August 8, 1986 is included as an item of tax preference. EXCEPT AS OTHERWISE NOTED IN PART ONE FOR CERTAIN TRUSTS, THE TRUSTS DO NOT INCLUDE ANY SUCH PRIVATE ACTIVITY BONDS ISSUED ON OR AFTER THAT DATE.

The Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Tax Act") provides that for taxpayers other than corporations, net capital gain (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) realized from property (with certain exclusions) is subject to a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. The date on which a Unit is acquired (i.e., the "trade date") is excluded for purposes of determining the holding period of the unit. Capital gains realized from assets held for one year or less are taxed at the same rates as ordinary income.

In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are considered "conversion transactions" effective for transactions entered into after April 30, 1993. Unit holders and prospective investors should consult with their tax advisors regarding the potential effect of this provision on their investment in Units.

Under the Code, taxpayers must disclose to the Internal Revenue Service the amount of tax-exempt interest earned during the year.

Certain Tax Matters Applicable to Corporate Unit Holders. In the case of certain corporations, the alternative minimum tax and the Superfund Tax for taxable years beginning after December 31, 1986 depend upon the corporation's alternative minimum taxable income ("AMTI"), which is the corporation's taxable income with certain adjustments. One of the adjustment items used in computing AMTI of a corporation (other than an S Corporation, Regulated Investment Company, Real Estate Investment Trust, REMIC or FASIT) is an amount equal to 75% of the excess of such corporation's "adjusted current earnings" over an amount equal to its AMTI (before such adjustment item and the alternative tax net operating loss deduction). "Adjusted current earnings" includes all tax-exempt interest, including interest on all of the Bonds in the Trusts. Under current Code provisions, the Superfund Tax does not apply to tax years beginning on or after January 1, 1996. Legislative proposals have been introduced that would reinstate the Superfund Tax for taxable years beginning after December 31, 1997 and before January 1, 2009. Under the provisions of Section 884 of the Code, a branch profits tax is levied on the "effectively connected earnings and profits" of certain foreign corporations which include tax-exempt interest such as interest on the Bonds in the Trust. Unit holders should consult their tax advisors with respect to the particular tax consequences to them, including the corporate alternative minimum tax, the Superfund Tax and the branch profits tax imposed by Section 884 of the Code.

Ownership of the Units may result in collateral federal income tax consequences to certain taxpayers, including, without limitation, corporations, subject to the branch profits tax, financial institutions, certain insurance companies, certain S corporations, individual recipients of Social Security or Railroad Retirement benefits and taxpayers who may be deemed to have incurred (or continued) indebtedness to purchase or carry tax-exempt obligations. Prospective investors should consult their tax advisors as to the applicability of any such collateral consequences.

At the time of the closing, Winston & Strawn (previously named Cole & Deitz), Special Counsel to Series 4-125 of the Fund for New York tax matters, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust in Series 4-125 of the Fund is not an association taxable as a corporation and the income of each Trust in Series 4-125 of the Fund will be treated as the income of the Unit holder in the same manner as for Federal income tax purposes (subject to differences in accounting for discount and premium to the extent the State and/or City of New York do not conform to current Federal law).

At the time of the closing, Carter, Ledyard & Milburn, Special Counsel to the Fund for New York tax matters for Series 126 and subsequent Series of the Fund, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust will not constitute an association taxable as a corporation under New York law, and accordingly will not be subject to the New York State franchise tax or the New York City general corporation tax. Under the income tax laws of the State and City of New York, the income of each Trust will be considered the income of the holders of the Units.

All statements in the Prospectus concerning exclusion from gross income for Federal, state or other are the opinions of Counsel and are to be so construed.

Ohio Tax Status of Unit Holders

Each Ohio Insured Trust is comprised of interest-bearing obligations issued by or on behalf of the State of Ohio, political subdivisions thereof, or agencies or instrumentalities thereof ("Ohio Obligations"), or by the governments of Puerto Rico, the Virgin Islands or Guam (collectively, "Territorial Obligations"). At the time of the closing for each Ohio Trust, Special Counsel to the Fund for Ohio tax matters rendered an opinion under then existing Ohio income tax law applicable to taxpayers whose income is subject to Ohio income taxation substantially to the effect that:

Each Ohio Insured Trust is not taxable as a corporation or otherwise for purposes of the Ohio personal income tax, Ohio school district income taxes, the Ohio corporation franchise tax, or the Ohio dealers in intangibles tax.

Income of an Ohio Insured Trust will be treated as the income of the Unit holders for purposes of the Ohio personal income tax, Ohio school district income taxes, Ohio municipal income taxes and the Ohio corporation franchise tax in proportion to the respective interest therein of each Unit holder.

Interest on Ohio Obligations and Territorial Obligations held by an Ohio Insured Trust is exempt from the Ohio personal income tax, Ohio municipal income taxes and Ohio school district income taxes and is excluded from the net income base of the Ohio corporation franchise tax when distributed or deemed distributed to Unit holders.

Proceeds paid under insurance policies, if any, to the Trustee of an Ohio Insured Trust, representing maturing interest on defaulted obligations held by an Ohio Insured Trust will be exempt from the Ohio personal income tax, Ohio school district income taxes, Ohio municipal income taxes and the net income base of the Ohio corporation franchise tax if, and to the same extent as, such interest would be exempt from such taxes if paid directly by the issuer of such obligations.

Gains and losses realized on the sale, exchange or other disposition by an Ohio Insured Trust of Ohio Obligations are excluded in determining adjusted gross and taxable income for purposes of the Ohio personal income tax, Ohio municipal income taxes and Ohio school district income taxes and are excluded from the net income base of the Ohio corporation franchise tax when distributed or deemed distributed to Unit holders.

FOR INFORMATION WITH RESPECT TO THE FEDERAL INCOME TAX STATUS AND OTHER TAX MATTERS, SEE "WHAT IS THE FEDERAL TAX STATUS OF UNIT HOLDERS?"

Certain Considerations

The Ohio Trusts will invest most of their net assets in securities issued by or on behalf of (or in certificates of participation in lease-purchase obligations of) the State of Ohio, political subdivisions of the state, or agencies or instrumentalities of the state or its political subdivisions ("Ohio Obligations"). The Ohio Trusts are therefore susceptible to general or particular economic, political or regulatory factors that may affect issuers of Ohio Obligations. The following information constitutes only a brief summary of some of the many complex factors that may have an effect. The information does not apply to "conduit" obligations on which the public issuer itself has no financial responsibility. This information is derived from official statements of certain Ohio issuers published in connection with their issuance of securities and from other publicly available information, and is believed to be accurate. No independent verification has been made of any of the following information.

Generally, creditworthiness of Ohio Obligations of local issuers is unrelated to that of obligations of the state itself, and the state has no responsibility to make payments on those local obligations. There may be specific factors that at particular times apply in connection with investment in particular Ohio Obligations or in those obligations of particular Ohio issuers. However, the information below is intended only as a general summary, and is not intended as a discussion of any specific factors that may affect any particular obligation or issuer.

The timely payment of principal of and interest on Ohio Obligations has been guaranteed by bond insurance purchased by the issuers, the Ohio Trusts or other parties.

Economic Outlook. While seeking diversification by expanding services and other non-manufacturing sectors, the Ohio economy continues to rely on durable goods manufacturing, concentrated largely in the production of motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity tends to be more cyclical than in more economically diversified states and in the nation as a whole.

During 1998, Ohio's total payroll employment dropped by 0.1% (7,900 jobs), compared with growth in the 1% to 1.5% range during 1995-97. Services and trade, the state's largest areas of employment, created over 53,000 new jobs combined. Among all sectors, however, the finance, real estate and insurance sector showed the highest percentage gains, at 3.5% or 10,200 new positions. Yet one of the most important areas of the state's economy exhibited very slow growth again in 1998. With nearly
1.1 million residents employed in this area, Ohio is the third largest manufacturing state in the nation. The state's factories lead the nation in the production of steel, plastics and fabricated metals, as well as autos and trucks. Like manufacturing sectors across the country, Ohio's manufacturing sector experienced very slow growth, generating only 2,800 jobs in 1998 (following a loss of 2,100 jobs in 1997). Despite slowing employment growth, manufacturing still leads all Ohio industries in terms of total income, with $27.2 billion in durable and nondurable manufactured exports during 1997.

Agriculture is another important segment of the economy, with over half the state's land devoted to farming and with approximately 16% of total employment in farming and agribusiness. The state's most important agricultural products are chickens, eggs, and dairy products.

Before the 1990s, Ohio's unemployment rate was commonly higher than the national average. For the past eight years, however, the state's rates were below the national rates. During 1998, Ohio's average unemployment rate was 4.3% (down from 4.6% in 1997), while nationally the average was 4.5%. The state's drop in unemployment is affected in part by its slow rate of population growth. Ohio's population of 11.2 million managed to grow only 0.1% during 1998.

As high-paying manufacturing jobs are replaced by lower-paying service sector positions, Ohio's personal income growth is slowing. During 1997, the state's per capita personal income grew 3.9% to $24,203, but it is still only 96% of the national figure ($25,298). Nevertheless, Ohio's per capita personal income is at a comparable level to three of the other four states in the Great Lakes region (Illinois is about $3,500 higher).

Calendar 1999 should see Ohio experience continued but slowing economic growth. Personal income in the state and the nation is projected to increase by 5.2%, and Ohio's unemployment rate is expected to be approximately 5.0%. Slight declines in the sales of cars and trucks will impact durable goods manufacturing, but growth in services and trade should offset employment losses in those industries.

There can be no assurance that future national, regional or state-wide economic difficulties, and the resulting impact on state or local government finances generally, will not adversely affect the market value of Ohio Obligations held in the Ohio Trusts or the ability of particular obligors to make timely payments of debt service on (or lease payments relating to) those Obligations.

Revenues and Expenditures. The State of Ohio operates on the basis of a fiscal biennium for its appropriations and expenditures and is precluded by law from ending its July 1 to June 30 fiscal year or fiscal biennium in a deficit position. Most state operations are financed through the General Revenue Fund ("GRF"), for which personal income and sales and use taxes are the major sources. Growth and depletion of GRF ending balances show a consistent pattern related to national economic conditions, with the ending balances reduced during less favorable and increased during more favorable economic periods. The state has well-established procedures for, and has taken in a timely manner, necessary actions to ensure positive balances during less favorable economic periods. Those procedures include general and selected reductions in appropriations spending.

The current biennial budget includes fiscal years 1998 and 1999. During FY 1998, total GRF revenues reached $17.8 billion, with the individual income tax generating $5.6 billion (32.7%) and sales and use taxes generating $5.2 billion (29.2%) of this amount. GRF spending in FY 1998 totaled $17.6 billion, 7.4% higher than FY 1997. Of this amount, Medicaid and primary and secondary education appropriations were $5.2 billion and $4.3 billion, respectively. Because revenues were higher than anticipated, Ohio tax payers received an "economic performance and good management" bonus in the form of a one-time income tax reduction of 3.98%. This reduction was paid for using $262.9 million deposited into the Income Tax Reduction Fund at the end of FY 1997. Another issue which impacted state revenues was the continued phasing-in of personal exemption increases. During tax year 1998, the state personal exemption was increased from $850 to $950, and the exemption for dependents was raised from $850 to $1,050. At the end of FY 1998, Ohio's Budget Stabilization ("rainy day") Fund, targeted to be 5% of the previous year's GRF revenues, grew by 2.9% to $887.9 million.

GRF revenues for the final year of the biennium, FY 1999, are projected to total $18.4 billion, a 3.8% increase over FY 1998 receipts. Income tax collections are expected to grow by 10.0%, while the sales and use tax will generate an additional 4.6% in revenue. Total GRF appropriations for FY 1999 are estimated at $18.5 billion, up 5.2%. At the end of FY 1999, the Budget Stabilization Fund balance is projected to be $922.1 million (up 3.9%).

Debt Management. Ohio's incurrence or assumption of debt without a vote of the people is, with limited exceptions, prohibited by current state constitutional provisions. The state may incur debt, limited in amount to $750,000, to cover casual deficits or failures in revenues or to meet expenses not otherwise provided for. The Constitution expressly precludes the state from assuming the debts of any local government or corporation. (An exception is made in both cases for any debt incurred to repel invasion, suppress insurrection or defend the state in war.)

By 14 constitutional amendments, approved from 1921 to date (the latest adopted in 1995), Ohio voters authorized the incurrence of state debt and the pledge to taxes or excises to its payment. As of May 6, 1998, $1.06 billion (excluding certain highway bonds payable primarily from highway use receipts) of this debt was outstanding. The only such state debt at that date still authorized to be incurred were portions of the highway bonds, and the following: (a) up to $100 million of obligations for coal research and development may be outstanding at any one time ($28.2 million outstanding); (b) $240 million of obligations previously authorized for local infrastructure improvements, no more than $120 million of which may be issued in any calendar year ($945.5 million outstanding); and (c) up to $200 million in general obligation bonds for parks, recreation and natural resources purposes which may be outstanding at any one time ($88.6 million outstanding, with no more than $50 million to be issued in any one year).

The electors in 1995 approved a constitutional amendment extending the local infrastructure bond program (authorizing an additional $1.2 billion of state full faith and credit obligations to be issued over 10 years), and authorizing additional highway bonds (expected to be payable primarily from highway use receipts). The latter supersedes the prior $500 million outstanding authorization and authorizes not more than $1.2 billion to be outstanding at any time and not more than $220 million to be issued in a fiscal year.

The Constitution also authorizes the issuance of state obligations for certain purposes, the owners of which do not have the right to have excises or taxes levied to pay debt service. Those special obligations include obligations issued by the Ohio Public Facilities Commission and the Ohio Building Authority, and certain obligations issued by the State Treasurer, over $5.1 billion of which were outstanding as of May 6, 1998.

The state's aggregate FY 1998 rental payments under various capital lease and lease purchase agreements were approximately $9.1 million. In recent years, state agencies have also participated in transportation and office building projects that may have some local as well as state use and benefit, in connection with which the state enters into lease purchase agreements with terms ranging from 7 to 20 years. Certificates of participation, or special obligation bonds of the state or a local agency, are issued that represent fractionalized interests in or are payable from the state's anticipated payments. The state estimates highest future fiscal year payments under those agreements (as of May 6, 1998) to be approximately $30.7 million (of which $27.2 million is payable from sources other than the GRF, such as federal highway money distributions). State payments under all those agreements are subject to biennial appropriations, with the lease terms being two years subject to renewal if appropriations are made.

A 1990 constitutional amendment authorizes greater state and political subdivision participation (including financing) in the provision of housing. The General Assembly may for that purpose authorize the issuance of state obligations secured by a pledge of all or such portion as it authorizes of state revenues or receipts (but not by a pledge of the state's full faith and credit).

A 1994 constitutional amendment pledges the full faith and credit and taxing power of the state to meeting certain guarantees under the state's tuition credit program which provides for purchase of tuition credits, for the benefit of state residents, guaranteed to cover a specified amount when applied to the cost of higher education tuition.

 (A 1965 constitutional provision that authorized student loan guarantees payable from available state moneys has never been implemented, apart from a "guarantee fund" approach funded especially from program revenues.)

State and local agencies issue obligations that are payable from revenues from or relating to certain facilities (but not from taxes). By judicial interpretation, these obligations are not "debt" within constitutional provisions. In general, payment obligations under lease-purchase agreements of Ohio public agencies (in which certificates of participation may be issued) are limited in duration to the agency's fiscal period and are renewable only upon appropriations being made available for the subsequent fiscal period.

Local school districts in Ohio receive a major portion (statewide aggregate approximately 44% in recent years) of their operating moneys from state subsidies but are dependent on local property taxes, and in 119 districts (as of May 6, 1998) from voter-authorized income taxes, for significant portions of their budgets. Litigation similar to that in other states has been pending questioning the constitutionality of Ohio's system of school funding. The Ohio Supreme Court has concluded that aspects of the system (including basic operating assistance and the loan program referred to below) are unconstitutional and ordered the state to provide for and fund a system complying with the Ohio Constitution, staying its order for a year (to March 1998) to permit time for responsive corrective actions. A small number of the state's 612 local school districts have in any year required special assistance to avoid year-end deficits. A program has provided for school district cash need borrowing directly from commercial lenders, with diversion of state subsidy distributions to repayment if needed. Recent borrowings under this program totaled $41.1 million for 28 districts in FY 1994, $71.1 million for 29 districts in FY 1995 (including $29.5 million for one), $87.2 million for 20 districts in FY 1996 (including $42.1 million for one), and $113.2 million for 12 districts in 1997 (including $90 million to one for restructuring its prior loans).

Ohio's 943 incorporated cities and villages rely primarily on property and municipal income taxes for their operations. With other subdivisions, they also receive local government support and property tax relief moneys distributed by the state. For those few municipalities and school districts that on occasion have faced significant financial problems, there are statutory procedures for a joint state/local commission to monitor the fiscal affairs and for development of a financial plan to eliminate deficits and cure any defaults. (Similar procedures have recently been extended to counties and townships.) Since inception for municipalities in 1979, these "fiscal emergency" procedures have been applied to 24 cities and villages; for 18 of them, the fiscal situation was resolved and the procedures terminated (two villages and two cities are in preliminary "fiscal watch status"). As of May 6, 1998, the 1996 school district "fiscal emergency" provision was applied to five districts and 11 were on preliminary "fiscal watch" status.

At present, the state itself does not levy ad valorem taxes on real or tangible personal property. Those taxes are levied by political subdivisions and other local taxing districts. The Constitution has since 1934 limited to 1% of true value in money the amount of the aggregate levy (including a levy for unvoted general obligations) of property taxes by all overlapping subdivisions, without a vote of the electors or a municipal charter provision, and statutes limit the amount of that aggregate levy to 10 mills per $1 of assessed valuation (commonly referred to as the "ten-mill limitation"). Voted general obligations of subdivisions are payable from property taxes that are unlimited as to amount or rate.

Ratings. Standard & Poor's Ratings Services and Fitch IBCA, Inc. both rate State of Ohio general obligation bonds as AA. Moody's Investors Service, Inc. gives these bonds a Aa3 rating.

The foregoing information constitutes only a brief summary of some of the general factors which may impact certain issuers of Bonds and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of Bonds held by the Ohio Trusts are subject. Additionally, many factors including national economic, social and environmental policies and conditions, which are not within the control of the issuers of the Bonds, could affect or could have an adverse impact on the financial condition of the issuers. The Sponsor is unable to predict whether or to what extent such factors or other factors may affect the issuers of the Bonds, the market value or marketability of the Bonds or the ability of the respective issuers of the Bonds acquired by the Ohio Trusts to pay interest on or principal of the Bonds.

                            OHIO TRUST SERIES

         The First Trust (registered trademark) Combined Series
         The First Trust of Insured Municipal Bonds-Multi-State

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                        PENNSYLVANIA TRUST SERIES

         The First Trust (registered trademark) Combined Series
     The First Trust of Insured Municipal Bonds-Pennsylvania Series
         The First Trust of Insured Municipal Bonds-Multi-State

PROSPECTUS                           NOTE: THIS PART THREE PROSPECTUS
Part Three                                      MAY ONLY BE USED WITH
Dated March 31, 1999                            PART ONE AND PART TWO

Federal Tax Status of Unit Holders

At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exclusion of interest thereon from Federal gross income were rendered by bond counsel to the respective issuing authorities. In addition, with respect to State Trusts, where applicable, bond counsel to the issuing authorities rendered opinions as to the exemption of interest on such Bonds when held by residents of the State in which the issuers of such Bonds are located, from State income taxes and certain state or local intangibles and local income taxes. Neither the Sponsor, Chapman and Cutler, nor any of the Special Counsel to the Fund for State tax matters have made any special review for the Fund of the proceedings relating to the issuance of the Bonds or of the bases for the opinions rendered in connection therewith. If the interest on a Bond should be determined to be taxable, the Bond would generally have to be sold at a substantial discount. In addition, investors could be required to pay income tax on interest received prior to the date on which interest is determined to be taxable.

Gain realized on the sale or redemption of the Bonds by the Trustee or of a Unit by a Unit holder is includable in gross income for Federal income tax purposes and may be includable in gross income for state tax purposes. (Such gain does not include any amounts received in respect of accrued interest or accrued original issue discount, if any.) If a Bond is acquired with accrued interest, that portion of the price paid for the accrued interest is added to the tax basis of the Bond. When this accrued interest is received, it is treated as a return of capital and reduces the tax basis of the Bond. If a Bond is purchased for a premium, the amount of the premium is added to the tax basis of the Bond. Bond premium is amortized over the remaining term of the Bond, and the tax basis of the Bond is reduced each tax year by the amount of the premium amortized in that tax year.

For purposes of the following opinions, it is assumed that each asset of the Trust is debt the interest on which is excluded from gross income for Federal income tax purposes. At the time of the closing for each Trust, Chapman and Cutler, Counsel for the Sponsor, rendered an opinion under then existing law substantially to the effect that:

(1) the Trusts are not associations taxable as corporations for Federal income tax purposes and interest and accrued original issue discount on Bonds which is excludable from gross income under the Internal Revenue Code of 1986 (the "Code") will retain its status for Federal income tax purposes, when received by the Trusts and distributed to a Unit holder; however, such interest may be taken into account in computing the alternative minimum tax and the additional tax on branches of foreign corporations and the environmental tax if extended by Congress (the "Superfund Tax"), as noted below. See "Certain Tax Matters Applicable to Corporate Unit Holders";

   ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

(2) each Unit holder is considered to be the owner of a pro rata portion of each asset of the respective Trust under subpart E, subchapter J of chapter 1 of the Code and will have a taxable event when the Trust disposes of a Bond, or when the Unit holder redeems or sells his or her Units. If the Unit holder disposes of a Unit, he or she is deemed thereby to have disposed of his or her entire pro rata interest in all assets of the Trust involved including his or her pro rata portion of all the Bonds represented by the Unit. The Taxpayer Relief Act of 1997 (the "1997 Act") includes provisions that treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g. short sales, offsetting notional principal contracts, futures or forward contracts or similar transactions) as constructive sales for purposes of recognition of gain (but not loss) and for purposes of determining the holding period. Unit holders should consult their own tax advisors with regard to any such constructive sale rules. Unit holders must reduce the tax basis of their Units for their share of accrued interest received by the respective Trust, if any, on Bonds before the date the Trust acquired ownership of the Bonds (and the amount of this reduction may exceed the amount of accrued interest paid to the seller) and, consequently, such Unit holders may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units. Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of Bonds (whether by sale, payment on maturity, redemption or otherwise), gain or loss is recognized to the Unit holder (subject to various non-recognition provisions of the Code). The amount of any such gain or loss is measured by comparing the Unit holder's pro rata share of the total proceeds from such disposition with the Unit holder's basis for his or her fractional interest in the asset disposed of. In the case of a Unit holder who purchases Units, such basis (before adjustment for accrued original issue discount and amortized bond premium, if any) is determined by apportioning the cost of the Units among each of the Trust assets ratably according to value as of the valuation date nearest the date of acquisition of the Units. Unit holders should consult their own tax advisors with regard to the calculation of basis. The tax basis reduction requirements of the Code relating to amortization of bond premium may, under some circumstances, result in the Unit holder realizing a taxable gain when his or her Units are sold or redeemed for an amount equal to or less than his or her original cost; and

(3) any insurance proceeds paid under individual policies obtained by issuers of Bonds which represent maturing interest on defaulted Bonds held by the Trustee will be excludable from Federal gross income if, and to the same extent as, such interest would have been so excludable if paid in the normal course by the issuer of the defaulted Bonds provided that, at the time such policies are purchased, the amounts paid for such policies are reasonable, customary and consistent with the reasonable expectation that the issuer of the Bonds, rather than the insurer, will pay debt service on the Bonds.

Sections 1288 and 1272 of the Code provide a complex set of rules governing the accrual of original issue discount. These rules provide that original issue discount accrues either on the basis of a constant compound interest rate or ratably over the term of the Bond, depending on the date the Bond was issued. In addition, special rules apply if the purchase price of a Bond exceeds the original issue price plus the amount of original issue discount which would have previously accrued based upon its issue price (its "adjusted issue price") to prior owners. If a Bond is acquired with accrued interest, that portion of the price paid for the accrued interest is added to the tax basis of the Bond. When this accrued interest is received, it is treated as a return of capital and reduces the tax basis of the Bond. If a Bond is purchased for a premium, the amount of the premium is added to the tax basis of the Bond. Bond premium is amortized over the remaining term of the Bond, and the tax basis of the Bond is reduced each tax year by the amount of the premium amortized in that tax year. The application of these rules will also vary depending on the value of the Bond on the date a Unit holder acquires his or her Unit, and the price the Unit holder pays for his or her Unit. Unit holders should consult their tax advisors regarding these rules and their application. See "Portfolio" appearing in Part One for each Trust for information relating to Bonds, if any, issued at an original issue discount.

The Revenue Reconciliation Act of 1993 (the "1993 Tax Act") subjects tax-exempt bonds to the market discount rules of the Code effective for bonds purchased after April 30, 1993. In general, market discount is the amount (if any) by which the stated redemption price at maturity exceeds an investor's purchase price (except to the extent that such difference, if any, is attributable to original issue discount not yet accrued), subject to statutory de minimis rule. Market discount can arise based on the price a Trust pays for Bonds or the price a Unit holder pays for his or her Units. Under the 1993 Tax Act, accretion of market discount is taxable as ordinary income; under prior law the accretion had been treated as capital gain. Market discount that accretes while a Trust holds a Bond would be recognized as ordinary income by the Unit holders when principal payments are received on the Bond, upon sale or at redemption (including early redemption) or upon the sale or redemption of his or her Units, unless a Unit holder elects to include market discount in taxable income as it accrues. The market discount rules are complex and Unit holders should consult their tax advisors regarding these rules and their application.

Counsel for the Sponsor has also advised that under Section 265 of the Code, interest on indebtedness incurred or continued to purchase or carry Units of a Trust is not deductible for Federal income tax purposes. The Internal Revenue Service has taken the position that such indebtedness need not be directly traceable to the purchase or carrying of Units (however, these rules generally do not apply to interest paid on indebtedness incurred to purchase or improve a personal residence). Also, under Section 265 of the Code, certain financial institutions that acquire Units generally would not be able to deduct any of the interest expense attributable to ownership of Units. Legislative proposals have been made that would extend the financial institution rules to certain other corporations including securities dealers and other financial intermediaries. Investors with questions regarding these issues should consult with their tax advisors.

In the case of certain of the Bonds in a Trust, the opinions of bond counsel indicate that interest on such Bonds received by a "substantial user" of the facilities being financed with the proceeds of these Bonds, or persons related thereto, for periods while such Bonds are held by such a user or related person, will not be excludable from Federal gross income, although interest on such Bonds received by others would be excludable from Federal gross income. "Substantial user" and "related person" are defined under the Code and U.S. Treasury Regulations. Any person who believes he or she may be a substantial user or related person as so defined should contact his or her tax advisor.

ALL STATEMENTS OF LAW IN THE PROSPECTUS CONCERNING EXCLUSION FROM GROSS INCOME FOR FEDERAL, STATE OR OTHER TAX PURPOSES ARE THE OPINIONS OF COUNSEL AND ARE TO BE SO CONSTRUED.

At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exclusion of interest thereon from Federal gross income are rendered by bond counsel to the respective issuing authorities. Neither the Sponsor nor Chapman and Cutler has made any special review for the Fund of the proceedings relating to the issuance of the Bonds or of the basis for such opinions.

In general, Section 86 of the Code provides that 50% of Social Security benefits are includable in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of the Social Security benefits received exceeds the "base amount." The base amount is $25,000 for unmarried taxpayers, $32,000 for married taxpayers filing a joint return and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns. Modified adjusted gross income is adjusted gross income determined without regard to certain otherwise allowable deductions and exclusions from gross income and by including tax-exempt interest. To the extent that Social Security benefits are includible in gross income, they will be treated as any other item of gross income.

In addition, under the 1993 Tax Act, for taxable years beginning after December 31 1993, up to 85% of Social Security benefits are includible in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of Social Security benefits received exceeds an "adjusted base amount." The adjusted base amount is $34,000 for unmarried taxpayers, $44,000 for married taxpayers filing a joint return, and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns.

Although tax-exempt interest is included in modified adjusted gross income solely for the purpose of determining what portion, if any, of Social Security benefits will be included in gross income, no tax-exempt interest, including that received from a Trust, will be subject to tax. A taxpayer whose adjusted gross income already exceeds the base amount or the adjusted base amount must include 50% or 85%, respectively, of his or her Social Security benefits in gross income whether or not he or she receives any tax-exempt interest. A taxpayer whose modified adjusted gross income (after inclusion of tax-exempt interest) does not exceed the base amount need not include any Social Security benefits in gross income.

For purposes of computing the alternative minimum tax for individuals and corporations and the Superfund Tax for corporations, interest on certain private activity bonds (which includes most industrial and housing revenue bonds) issued on or after August 8, 1986 is included as an item of tax preference. EXCEPT AS OTHERWISE NOTED IN PART ONE FOR CERTAIN TRUSTS, THE TRUSTS DO NOT INCLUDE ANY SUCH PRIVATE ACTIVITY BONDS ISSUED ON OR AFTER THAT DATE.

The Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Tax Act") provides that for taxpayers other than corporations, net capital gain (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) realized from property (with certain exclusions) is subject to a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. The date on which a Unit is acquired (i.e., the "trade date") is excluded for purposes of determining the holding period of the unit. Capital gains realized from assets held for one year or less are taxed at the same rates as ordinary income.

In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are considered "conversion transactions" effective for transactions entered into after April 30, 1993. Unit holders and prospective investors should consult with their tax advisors regarding the potential effect of this provision on their investment in Units.

Under the Code, taxpayers must disclose to the Internal Revenue Service the amount of tax-exempt interest earned during the year.

Certain Tax Matters Applicable to Corporate Unit Holders. In the case of certain corporations, the alternative minimum tax and the Superfund Tax for taxable years beginning after December 31, 1986 depend upon the corporation's alternative minimum taxable income ("AMTI"), which is the corporation's taxable income with certain adjustments. One of the adjustment items used in computing AMTI of a corporation (other than an S Corporation, Regulated Investment Company, Real Estate Investment Trust, REMIC or FASIT) is an amount equal to 75% of the excess of such corporation's "adjusted current earnings" over an amount equal to its AMTI (before such adjustment item and the alternative tax net operating loss deduction). "Adjusted current earnings" includes all tax-exempt interest, including interest on all of the Bonds in the Trusts. Under current Code provisions, the Superfund Tax does not apply to tax years beginning on or after January 1, 1996. Legislative proposals have been introduced that would reinstate the Superfund Tax for taxable years beginning after December 31, 1997 and before January 1, 2009. Under the provisions of Section 884 of the Code, a branch profits tax is levied on the "effectively connected earnings and profits" of certain foreign corporations which include tax-exempt interest such as interest on the Bonds in the Trust. Unit holders should consult their tax advisors with respect to the particular tax consequences to them, including the corporate alternative minimum tax, the Superfund Tax and the branch profits tax imposed by Section 884 of the Code.

Ownership of the Units may result in collateral federal income tax consequences to certain taxpayers, including, without limitation, corporations, subject to the branch profits tax, financial institutions, certain insurance companies, certain S corporations, individual recipients of Social Security or Railroad Retirement benefits and taxpayers who may be deemed to have incurred (or continued) indebtedness to purchase or carry tax-exempt obligations. Prospective investors should consult their tax advisors as to the applicability of any such collateral consequences.

At the time of the closing, Winston & Strawn (previously named Cole & Deitz), Special Counsel to Series 4-125 of the Fund for New York tax matters, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust in Series 4-125 of the Fund is not an association taxable as a corporation and the income of each Trust in Series 4-125 of the Fund will be treated as the income of the Unit holder in the same manner as for Federal income tax purposes (subject to differences in accounting for discount and premium to the extent the State and/or City of New York do not conform to current Federal law).

At the time of the closing, Carter, Ledyard & Milburn, Special Counsel to the Fund for New York tax matters for Series 126 and subsequent

Series of the Fund, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust will not constitute an association taxable as a corporation under New York law, and accordingly will not be subject to the New York State franchise tax or the New York City general corporation tax. Under the income tax laws of the State and City of New York, the income of each Trust will be considered the income of the holders of the Units.

All statements in the Prospectus concerning exclusion from gross income for Federal, state or other are the opinions of Counsel and are to be so construed.

Pennsylvania Tax Status of Unit Holders

In rendering its opinion, Special Counsel has not, for timing reasons, made an independent review of proceedings related to the issuance of the Bonds. It has relied on the Sponsor for assurance that the Bonds have been issued by the Commonwealth of Pennsylvania or by or on behalf of municipalities or other governmental agencies within the Commonwealth.

At the time of the closing for each Pennsylvania Trust, Special Counsel to the Fund for Pennsylvania tax matters rendered an opinion under then existing Pennsylvania income tax law applicable to taxpayers whose income is subject to Pennsylvania income taxation substantially to the effect that:

Units evidencing fractional undivided interests in a Pennsylvania Trust, which are represented by obligations issued by the Commonwealth of Pennsylvania, any public authority, commission, board or other agency created by the Commonwealth of Pennsylvania, any political subdivision of the Commonwealth of Pennsylvania or any public authority created by any such political subdivision, are not taxable under any of the personal property taxes presently in effect in Pennsylvania;

Distributions of interest income to Unit holders that would not be taxable if received directly by a Pennsylvania resident are not subject to personal income tax under the Pennsylvania Tax Reform Code of 1971; nor will such interest be taxable under the Philadelphia School District Investment Income Tax imposed on Philadelphia resident individuals;

A Unit holder will have a taxable event under the Pennsylvania state and local income taxes referred to in the preceding paragraph upon the redemption or sale of his Units. Units will be taxable under the Pennsylvania inheritance and estate taxes;

A Unit holder which is a corporation will have a taxable event under the Pennsylvania Corporate Net Income Tax when it redeems or sells its Units. Interest income distributed to Unit holders which are corporations is not subject to Pennsylvania Corporate Net Income Tax or Mutual Thrift Institutions Tax. However, banks, title insurance companies and trust companies may be required to take the value of the Units into account in determining the taxable value of their shares subject to the Shares tax;

Under Act No. 68 of December 3, 1993, gains derived by a Pennsylvania Trust from the sale, exchange or other disposition of Bonds may be subject to Pennsylvania personal or corporate income taxes. Those gains which are distributed by a Pennsylvania Trust to Unit holders who are individuals may be subject to Pennsylvania Personal Income Tax. For Unit holders which are corporations, the distributed gains may be subject to Corporate Net Income Tax or Mutual Thrift Institutions Tax. Gains which are not distributed by a Pennsylvania Trust may nevertheless be taxable to Unit holders if derived by a Pennsylvania Trust from the sale, exchange or other disposition of Bonds issued on or after February 1, 1994. Gains which are not distributed by a Pennsylvania Trust will remain nontaxable to Unit holders if derived by a Pennsylvania Trust from the sale, exchange or other disposition of Bonds issued prior to February 1, 1994.

Any proceeds paid under insurance policies issued to the Trustee or obtained by issuers of the Bonds with respect to the Bonds which represent maturing interest on defaulted obligations held by the Trustee will be excludable from Pennsylvania gross income if, and to the same extent as, such interest would have been so excludable if paid by the issuer of the defaulted obligations;

A Pennsylvania Trust is not taxable as a corporation under Pennsylvania tax laws applicable to corporations.

On December 3, 1993, changes to Pennsylvania laws affecting taxation of income and gains from the sale of Pennsylvania and local obligations were enacted. Among these changes was the repeal of the exemption from tax of gains realized upon the sale or other disposition of such obligations. The Pennsylvania Department of Revenue has issued proposed regulations concerning these changes. The opinions expressed above are based on Special Counsel's analysis of the law and proposed regulations, but are subject to modification upon review of final regulations or other guidance that may be issued by the Department of Revenue or future court decisions.

FOR INFORMATION WITH RESPECT TO THE FEDERAL INCOME TAX STATUS AND OTHER TAX MATTERS, SEE "WHAT IS THE FEDERAL TAX STATUS OF UNIT HOLDERS?"

Certain Considerations

Economic Outlook. The Commonwealth of Pennsylvania historically has been identified as a heavy industry state, although that reputation has been changing as the industrial composition of the Commonwealth's economy diversified when the coal, steel and railroad industries began to decline. A more diversified economy is necessary as the traditionally strong industries in the Commonwealth decline due to a long-term shift in jobs, investment and workers away from the northeast part of the nation. The major sources of growth in Pennsylvania are in the service sector, including trade, medical and health services, education and financial institutions. Pennsylvania's agricultural industries are also an important component of the Commonwealth's economic structure, particularly in crop and livestock products as well as agribusiness and food related industries.

The strong growth experienced in Pennsylvania in 1997 was unanticipated and did not continue at such a high level during 1998. Nevertheless, the Commonwealth is still enjoying its longest period of economic growth, most sectors have created new jobs, and unemployment rates are comparable to the national average.

Although service producing employment is gaining ground in Pennsylvania, goods producing employment is declining steadily. The combination of these two factors resulted in a 1.1% drop in overall employment during 1998, after a 1.4% gain in 1997. The service sector gained about 60,000 jobs in 1998, further increasing the share of non-manufacturing employment in the state to approximately 83%. Construction employment also experienced strong growth, due in part to unseasonably mild weather conditions during the year. Manufacturing payrolls as a whole grew by 0.9% in 1998, but several large durable and nondurable goods producing industries continued to suffer losses, including metal production, industrial machinery, transportation equipment, apparel and textiles, and paper products.

Despite employment losses, Pennsylvania's unemployment rate dropped during 1998, due in part to a 0.1% decline in the state's population of 12 million. The population loss is almost wholly dependent on rapid outward migration by Pennsylvania's residents to other states. During 1998, Pennsylvania posted an annual unemployment rate of 4.6% (4.5% in the U.S. as a whole), with the state's unemployment rate recorded as low as 3.8% during the course of the year. The 1998 rate is the first time unemployment in Pennsylvania has fallen below 5.0% since 1989.

Personal income growth in Pennsylvania slowed a bit in 1997 but still equals the national growth rate. The state's per capita personal income rose 4.7% to $25,678. This average is 102% of the U.S. average of $25,298, giving Pennsylvania a 17th place ranking among all the states.

Pennsylvania's economy is projected to continue its expansion during 1999, but at a slower rate than the national economy. Gains in the stock market will cause personal income to continue rising, but overall employment will be stagnant, with continued losses in durable and nondurable manufacturing.

Revenues and Expenditures. Financial information for the principal operating funds of the Commonwealth of Pennsylvania is maintained on a budgetary basis of accounting. A budgetary basis of accounting is used for the purpose of ensuring compliance with the enacted operating budget and is governed by applicable statutes of the Commonwealth and by administrative procedures. The Commonwealth also prepares annual financial statements in accordance with generally accepted accounting principles ("GAAP"). The budgetary basis financial information maintained by the Commonwealth to monitor and enforce budgetary control is adjusted at fiscal year-end to reflect appropriate accruals for financial reporting in conformity with GAAP.

At the end of fiscal year 1998 (ending June 30, 1998), the Commonwealth reported an unreserved/undesignated fund balance (budgetary basis) of $488.7 million in the General Fund, up 21.4% from a budgetary basis fund balance of $402.7 million in FY 1997. The FY 1998 fund balance resulted from total revenue collections of $27.8 billion less appropriation authorizations totaling $25.9 billion, less other net financing uses equaling $1.3 billion. The appropriation authorizations, which grew only

0.1% in FY 1998, include $13.6 billion for public health and welfare and $7.7 billion for education. General Fund revenues, more than 70% of which are generated from taxes, increased by 6.3% over FY 1997 figures.

Like most other states, Pennsylvania maintains a Tax Stabilization ("rainy day") Fund to ensure against depressed revenues during future economic crises. During FY 1998, a record $209.5 million was transferred into the fund, including a one time $150 million transfer above the annual deposit. Currently, the minimum annual contribution to the Tax Stabilization Fund is 15% of the General Fund's closing balance. At the end of FY 1998, the Tax Stabilization Fund's balance surpassed $675 million.

Although Pennsylvania ranks 49th among the 50 states in the number of state employees per capita, the Commonwealth plans to reduce salaried positions by approximately 1,000 during 1999 in order to hold down the cost of government operations. Total General Fund spending of $17.99 billion is budgeted for FY 1999, up 4.4% from the prior fiscal year. Also included in the FY 1999 enacted budget is $221.8 million in tax reductions, including a drop in the capital stock and franchise tax as well as an increase in the income limit for eligibility for tax forgiveness which is expected to benefit about 400,000 residents.

General Fund revenues are projected to grow more slowly than FY 1999 appropriations, gaining 4.2% to total $17.95 billion. Pennsylvania's unreserved/undesignated General Fund balance at the end of FY 1999 is estimated to be $52.2 million. With the $54 million projected transfer at the end of FY 99, the reserve balance in the Commonwealth's Rainy Day Fund will exceed $725 million, more than eleven times the $66 million balance at the end of FY 95.

More than $273 million in tax reductions are proposed in the FY 2000 budget. Including the reductions, General Fund revenues are estimated to grow to $18.65 billion, while appropriations of $18.63 billion are anticipated. A General Fund closing balance of $22 million is anticipated for the end of FY 2000, leaving $3 million for transfer to the Tax Stabilization Fund.

Debt Management. The Constitution of the Commonwealth of Pennsylvania permits the incurrence of debt, without approval of the electorate, for capital projects specifically authorized in a capital budget. Capital project debt outstanding cannot exceed one and three quarters (1.75) times the average of the annual tax revenues deposited in all funds during the previous five fiscal years. The certified constitutional debt limit at August 29, 1997 was $34.3 billion. Outstanding capital project debt at August 29, 1997 amounted to $3.7 billion.

In addition to constitutionally authorized capital project debt, the Commonwealth may incur debt for electorate approved programs, such as economic revitalization, land and water development, and water facilities restoration; and for special purposes approved by the General Assembly, such as disaster relief. The total general obligation bond indebtedness outstanding at June 30, 1997 was $4.8 billion. Total debt service transfers paid from General Fund and Motor License Fund appropriations during the fiscal year ended June 30, 1997 amounted to $781.5 million.

In addition to general obligation bonds, the Commonwealth issues tax anticipation notes ("TANS") to meet operating cash needs during certain months of the fiscal year. The Commonwealth anticipates issuance of $225 million in General Fund TANS during the 1997-98 fiscal year. During fiscal year 1996-97, $550 million TANS were issued.

The City of Philadelphia is the largest city in the Commonwealth, with an estimated 1997 population of 1.48 million according to the U.S. Bureau of the Census. Philadelphia functions both as a city of the first class and a county for the purpose of administering various governmental programs.

Legislation providing for the establishment of the Pennsylvania Intergovernmental Cooperation Authority ("PICA") to assist first class cities in remedying fiscal emergencies was enacted by the General Assembly and approved by the Governor in June 1991. PICA is designed to provide assistance through the issuance of funding debt to liquidate budget deficits and to make factual findings and recommendations to the assisted city concerning its budgetary and fiscal affairs. An intergovernmental cooperation agreement between Philadelphia and PICA was approved by City Council on January 3, 1992, and approved by the PICA Board and signed by the Mayor on January 8, 1992. At this time, Philadelphia is operating under a five-year fiscal plan approved by PICA on April 30, 1996.

As of February 28, 1997, PICA has issued approximately $1,761.7 million of its Special Tax Revenue Bonds to provide financial assistance to Philadelphia, to liquidate the cumulative General Fund balance deficit, to refund certain general obligation bonds of the City and to fund additional capital projects. No further PICA bonds are to be issued by

PICA for the purpose of financing a capital project or deficit as the authority for such bond sales expired on December 31, 1994. PICA's authority to issue debt for the purpose of financing a cash flow deficit expired on December 31, 1996. Its ability to refund existing outstanding debt is unrestricted. PICA had $1,102.4 million in Special Tax Revenue Bonds outstanding as of June 30, 1997.

The audited General fund balance of the City as of June 30, 1995, 1996, and 1997 showed a surplus of approximately $80.5 million, $118.5 million, and $128.8 million, respectively.

Ratings. All outstanding general obligation bonds of the Commonwealth of Pennsylvania are rated AA by Standard & Poor's Ratings Services; Aa3 by Moody's Investor's Service, Inc.; and AA by Fitch IBCA, Inc. Standard & Poor's rating on City of Philadelphia general obligation bonds is BBB, and Moody's rating is Baa2. Any explanation concerning the significance of such ratings must be obtained from the rating agencies. There is no assurance that any ratings will continue for any period of time or that they will not be revised or withdrawn.

It should be noted that the creditworthiness of obligations issued by local Pennsylvania issuers may be unrelated to the creditworthiness of obligations issued by the Commonwealth of Pennsylvania, and there is no obligation on the part of the Commonwealth to make payment on such local obligations in the event of default.

The foregoing information constitutes only a brief summary of some of the general factors which may impact certain issuers of Bonds and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of Bonds held by the Pennsylvania Trusts are subject. Additionally, many factors including national economic, social and environmental policies and conditions, which are not within the control of the issuers of the Bonds, could affect or could have an adverse impact on the financial condition of the issuers. The Sponsor is unable to predict whether or to what extent such factors or other factors may affect the issuers of the Bonds, the market value or marketability of the Bonds or the ability of the respective issuers of the Bonds acquired by the Pennsylvania Trusts to pay interest on or principal of the Bonds.

                        PENNSYLVANIA TRUST SERIES

         The First Trust (registered trademark) Combined Series
     The First Trust of Insured Municipal Bonds-Pennsylvania Series
         The First Trust of Insured Municipal Bonds-Multi-State

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                           TEXAS TRUST SERIES

      The First Trust(registered trademark) Combined Series
     The First Trust of Insured Municipal Bonds-Multi-State

PROSPECTUS                         NOTE: THIS PART THREE PROSPECTUS
Part Three                                    MAY ONLY BE USED WITH
Dated December 31, 1998                       PART ONE AND PART TWO

Federal Tax Status of Unit Holders

At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exclusion of interest thereon from Federal gross income were rendered by bond counsel to the respective issuing authorities. In addition, with respect to State Trusts, where applicable, bond counsel to the issuing authorities rendered opinions as to the exemption of interest on such Bonds when held by residents of the State in which the issuers of such Bonds are located, from State income taxes and certain state or local intangibles and local income taxes. Neither the Sponsor, Chapman and Cutler, nor any of the Special Counsel to the Fund for State tax matters have made any special review for the Fund of the proceedings relating to the issuance of the Bonds or of the bases for the opinions rendered in connection therewith. If the interest on a Bond should be determined to be taxable, the Bond would generally have to be sold at a substantial discount. In addition, investors could be required to pay income tax on interest received prior to the date on which interest is determined to be taxable.

Gain realized on the sale or redemption of the Bonds by the Trustee or of a Unit by a Unit holder is includable in gross income for Federal income tax purposes and may be includable in gross income for state tax purposes. (Such gain does not include any amounts received in respect of accrued interest or accrued original issue discount, if any.) If a Bond is acquired with accrued interest, that portion of the price paid for the accrued interest is added to the tax basis of the Bond. When this accrued interest is received, it is treated as a return of capital and reduces the tax basis of the Bond. If a Bond is purchased for a premium, the amount of the premium is added to the tax basis of the Bond. Bond premium is amortized over the remaining term of the Bond, and the tax basis of the Bond is reduced each tax year by the amount of the premium amortized in that tax year.

For purposes of the following opinions, it is assumed that each asset of the Trust is debt the interest on which is excluded from gross income for Federal income tax purposes. At the time of the closing for each Trust, Chapman and Cutler, Counsel for the Sponsor, rendered an opinion under then existing law substantially to the effect that:

(1) the Trusts are not associations taxable as corporations for Federal income tax purposes and interest and accrued original issue discount on Bonds which is excludable from gross income under the Internal Revenue Code of 1986 (the "Code") will retain its status for Federal income tax purposes, when received by the Trusts and distributed to a Unit holder; however, such interest may be taken into account in computing the alternative minimum tax and the additional tax on branches of foreign corporations and the environmental tax if extended by Congress (the "Superfund Tax"), as noted below. See "Certain Tax Matters Applicable to Corporate Unit Holders";

  ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

(2) each Unit holder is considered to be the owner of a pro rata portion of each asset of the respective Trust under subpart E, subchapter J of chapter 1 of the Code and will have a taxable event when the Trust disposes of a Bond, or when the Unit holder redeems or sells his Units. If the Unit holder disposes of a Unit, he is deemed thereby to have disposed of his entire pro rata interest in all assets of the Trust involved including his pro rata portion of all the Bonds represented by the Unit. The Taxpayer Relief Act of 1997 (the "1997 Act") includes provisions that treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g. short sales, offsetting notional principal contracts, futures or forward contracts or similar transactions) as constructive sales for purposes of recognition of gain (but not loss) and for purposes of determining the holding period. Unit holders should consult their own tax advisors with regard to any such constructive sale rules. Unit holders must reduce the tax basis of their Units for their share of accrued interest received by the respective Trust, if any, on Bonds before the date the Trust acquired ownership of the Bonds (and the amount of this reduction may exceed the amount of accrued interest paid to the seller) and, consequently, such Unit holders may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units. Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of Bonds (whether by sale, payment on maturity, redemption or otherwise), gain or loss is recognized to the Unit holder (subject to various non-recognition provisions of the Code). The amount of any such gain or loss is measured by comparing the Unit holder's pro rata share of the total proceeds from such disposition with the Unit holder's basis for his or her fractional interest in the asset disposed of. In the case of a Unit holder who purchases Units, such basis (before adjustment for accrued original issue discount and amortized bond premium, if any) is determined by apportioning the cost of the Units among each of the Trust assets ratably according to value as of the valuation date nearest the date of acquisition of the Units. Unit holders should consult their own tax advisers with regard to the calculation of basis. The tax basis reduction requirements of the Code relating to amortization of bond premium may, under some circumstances, result in the Unit holder realizing a taxable gain when his Units are sold or redeemed for an amount equal to or less than his original cost; and

(3) any insurance proceeds paid under individual policies obtained by issuers of Bonds which represent maturing interest on defaulted Bonds held by the Trustee will be excludable from Federal gross income if, and to the same extent as, such interest would have been so excludable if paid in the normal course by the issuer of the defaulted Bonds provided that, at the time such policies are purchased, the amounts paid for such policies are reasonable, customary and consistent with the reasonable expectation that the issuer of the Bonds, rather than the insurer, will pay debt service on the Bonds.

Sections 1288 and 1272 of the Code provide a complex set of rules governing the accrual of original issue discount. These rules provide that original issue discount accrues either on the basis of a constant compound interest rate or ratably over the term of the Bond, depending on the date the Bond was issued. In addition, special rules apply if the purchase price of a Bond exceeds the original issue price plus the amount of original issue discount which would have previously accrued based upon its issue price (its "adjusted issue price") to prior owners. If a Bond is acquired with accrued interest, that portion of the price paid for the accrued interest is added to the tax basis of the Bond. When this accrued interest is received, it is treated as a return of capital and reduces the tax basis of the Bond. If a Bond is purchased for a premium, the amount of the premium is added to the tax basis of the Bond. Bond premium is amortized over the remaining term of the Bond, and the tax basis of the Bond is reduced each tax year by the amount of the premium amortized in that tax year. The application of these rules will also vary depending on the value of the Bond on the date a Unit holder acquires his Unit, and the price the Unit holder pays for his Unit. Unit holders should consult their tax advisers regarding these rules and their application. See "Portfolio" appearing in Part One for each Trust for information relating to Bonds, if any, issued at an original issue discount.

The Revenue Reconciliation Act of 1993 (the "1993 Tax Act") subjects tax-exempt bonds to the market discount rules of the Code effective for bonds purchased after April 30, 1993. In general, market discount is the amount (if any) by which the stated redemption price at maturity exceeds an investor's purchase price (except to the extent that such difference, if any, is attributable to original issue discount not yet accrued), subject to statutory de minimis rule. Market discount can arise based on the price a Trust pays for Bonds or the price a Unit holder pays for his or her Units. Under the 1993 Tax Act, accretion of market discount is taxable as ordinary income; under prior law the accretion had been treated as capital gain. Market discount that accretes while a Trust holds a Bond would be recognized as ordinary income by the Unit holders when principal payments are received on the Bond, upon sale or at redemption (including early redemption) or upon the sale or redemption of his or her Units, unless a Unit holder elects to include market discount in taxable income as it accrues. The market discount rules are complex and Unit holders should consult their tax advisers regarding these rules and their application.

Counsel for the Sponsor has also advised that under Section 265 of the Code, interest on indebtedness incurred or continued to purchase or carry Units of a Trust is not deductible for Federal income tax purposes. The Internal Revenue Service has taken the position that such indebtedness need not be directly traceable to the purchase or carrying of Units (however, these rules generally do not apply to interest paid on indebtedness incurred to purchase or improve a personal residence). Also, under Section 265 of the Code, certain financial institutions that acquire Units generally would not be able to deduct any of the interest expense attributable to ownership of Units. Legislative proposals have been made that would extend the financial institution rules to certain other corporations including securities dealers and other financial intermediaries. Investors with questions regarding these issues should consult with their tax advisers.

In the case of certain of the Bonds in a Trust, the opinions of bond counsel indicate that interest on such Bonds received by a "substantial user" of the facilities being financed with the proceeds of these Bonds, or persons related thereto, for periods while such Bonds are held by such a user or related person, will not be excludable from Federal gross income, although interest on such Bonds received by others would be excludable from Federal gross income. "Substantial user" and "related person" are defined under the Code and U.S. Treasury Regulations. Any person who believes he or she may be a substantial user or related person as so defined should contact his tax adviser.

ALL STATEMENTS OF LAW IN THE PROSPECTUS CONCERNING EXCLUSION FROM GROSS INCOME FOR FEDERAL, STATE OR OTHER TAX PURPOSES ARE THE OPINIONS OF COUNSEL AND ARE TO BE SO CONSTRUED.

At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exclusion of interest thereon from Federal gross income are rendered by bond counsel to the respective issuing authorities. Neither the Sponsor nor Chapman and Cutler has made any special review for the Fund of the proceedings relating to the issuance of the Bonds or of the basis for such opinions.

In general, Section 86 of the Code provides that 50% of Social Security benefits are includable in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of the Social Security benefits received exceeds the "base amount." The base amount is $25,000 for unmarried taxpayers, $32,000 for married taxpayers filing a joint return and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns. Modified adjusted gross income is adjusted gross income determined without regard to certain otherwise allowable deductions and exclusions from gross income and by including tax-exempt interest. To the extent that Social Security benefits are includible in gross income, they will be treated as any other item of gross income.

In addition, under the 1993 Tax Act, for taxable years beginning after December 31 1993, up to 85% of Social Security benefits are includible in gross income to the extent that the sum of "modified adjusted gross income" plus 50% of Social Security benefits received exceeds an "adjusted base amount." The adjusted base amount is $34,000 for unmarried taxpayers, $44,000 for married taxpayers filing a joint return, and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns.

Although tax-exempt interest is included in modified adjusted gross income solely for the purpose of determining what portion, if any, of Social Security benefits will be included in gross income, no tax-exempt interest, including that received from a Trust, will be subject to tax. A taxpayer whose adjusted gross income already exceeds the base amount or the adjusted base amount must include 50% or 85%, respectively, of his Social Security benefits in gross income whether or not he receives any tax-exempt interest. A taxpayer whose modified adjusted gross income (after inclusion of tax-exempt interest) does not exceed the base amount need not include any Social Security benefits in gross income.

For purposes of computing the alternative minimum tax for individuals and corporations and the Superfund Tax for corporations, interest on certain private activity bonds (which includes most industrial and housing revenue bonds) issued on or after August 8, 1986 is included as an item of tax preference. EXCEPT AS OTHERWISE NOTED IN PART ONE FOR CERTAIN TRUSTS, THE TRUSTS DO NOT INCLUDE ANY SUCH PRIVATE ACTIVITY BONDS ISSUED ON OR AFTER THAT DATE.

The Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Tax Act") provides that for taxpayers other than corporations, net capital gain (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) realized from property (with certain exclusions) is subject to a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. The date on which a Unit is acquired (i.e., the "trade date") is excluded for purposes of determining the holding period of the unit. Capital gains realized from assets held for one year or less are taxed at the same rates as ordinary income.

In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are considered "conversion transactions" effective for transactions entered into after April 30, 1993. Unit holders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.

Under the Code, taxpayers must disclose to the Internal Revenue Service the amount of tax-exempt interest earned during the year.

Certain Tax Matters Applicable to Corporate Unit Holders. In the case of certain corporations, the alternative minimum tax and the Superfund Tax for taxable years beginning after December 31, 1986 depend upon the corporation's alternative minimum taxable income ("AMTI"), which is the corporation's taxable income with certain adjustments. One of the adjustment items used in computing AMTI of a corporation (other than an S Corporation, Regulated Investment Company, Real Estate Investment Trust, REMIC or FASIT) is an amount equal to 75% of the excess of such corporation's "adjusted current earnings" over an amount equal to its AMTI (before such adjustment item and the alternative tax net operating loss deduction). "Adjusted current earnings" includes all tax-exempt interest, including interest on all of the Bonds in the Trusts. Under current Code provisions, the Superfund Tax does not apply to tax years beginning on or after January 1, 1996. Legislative proposals have been introduced that would reinstate the Superfund Tax for taxable years beginning after December 31, 1997 and before January 1, 2009. Under the provisions of Section 884 of the Code, a branch profits tax is levied on the "effectively connected earnings and profits" of certain foreign corporations which include tax-exempt interest such as interest on the Bonds in the Trust. Unit holders should consult their tax advisers with respect to the particular tax consequences to them, including the corporate alternative minimum tax, the Superfund Tax and the branch profits tax imposed by Section 884 of the Code.

Ownership of the Units may result in collateral federal income tax consequences to certain taxpayers, including, without limitation, corporations, subject to the branch profits tax, financial institutions, certain insurance companies, certain S corporations, individual recipients of Social Security or Railroad Retirement benefits and taxpayers who may be deemed to have incurred (or continued) indebtedness to purchase or carry tax-exempt obligations. Prospective investors should consult their tax advisers as to the applicability of any such collateral consequences.

At the time of the closing, Winston & Strawn (previously named Cole & Deitz), Special Counsel to Series 4-125 of the Fund for New York tax matters, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust in Series 4-125 of the Fund is not an association taxable as a corporation and the income of each Trust in Series 4-125 of the Fund will be treated as the income of the Unit holder in the same manner as for Federal income tax purposes (subject to differences in accounting for discount and premium to the extent the State and/or City of New York do not conform to current Federal law).

At the time of the closing, Carter, Ledyard & Milburn, Special Counsel to the Fund for New York tax matters for Series 126 and subsequent Series of the Fund, rendered an opinion under then existing income tax laws of the State and City of New York, substantially to the effect that each Trust will not constitute an association taxable as a corporation under New York law, and accordingly will not be subject to the New York State franchise tax or the New York City general corporation tax. Under the income tax laws of the State and City of New York, the income of each Trust will be considered the income of the holders of the Units.

All statements in the Prospectus concerning exclusion from gross income for Federal, state or other are the opinions of Counsel and are to be so construed.

Texas Tax Status of Unit Holders

At the time of the closing for each Texas Trust, Special Counsel to the Fund for Texas tax matters rendered an opinion under then existing Texas income tax law applicable to taxpayers whose income is subject to Texas income taxation substantially to the effect that:

(1) Neither the State nor any political subdivision of the State currently imposes an income tax on individuals. Therefore, no portion of any distribution received by an individual Unit holder of the Trust in respect of his Units, including a distribution of the proceeds of insurance in respect of such Units, is subject to income taxation by the State or any political subdivision of the State;

(2) Except in the case of certain transportation businesses, savings and loan associations and insurance companies, no Unit of a Trust is taxable under any property tax levied in the State;

(3) The "inheritance tax" of the State, imposed upon certain transfers of property of a deceased resident individual Unit holder, may be measured in part upon the value of Units of a Trust included in the estate of such Unit holder; and

(4) With respect to any Unit holder which is subject to the State corporate franchise tax, Units in a Trust held by such Unit holder, and distributions received thereon, will be taken into account in computing the "taxable capital" of the Unit holder allocated to the State, one of the bases by which such franchise tax is currently measured (the other being a corporation's "net capital earned surplus," which is, generally, its net corporate income plus officers and directors income).

The opinion set forth in clause (2), above, is limited to the extent that Units of a Trust may be subject to property taxes levied in the State if held on the relevant date: (i) by a transportation business described in V.T.C.A., Tax Code, Subchapter A, Chapter 24; (ii) by a savings and loan association formed under the laws of the State (but only to the extent described in section 11.09 of the Texas Savings and Loan Act, Vernon's Ann. Civ. St. Art. 852a); or (iii), by an insurance company incorporated under the laws of the State (but only to the extent described in V.A.T.S., Insurance Code, Art. 4.01). Each Unit holder described in the preceding sentence should consult its own tax advisor with respect to such matters.

Corporations subject to the State franchise tax should be aware that in its first called 1991 session, the Texas Legislature adopted, and the Governor has signed into law, certain substantial amendments to the State corporate franchise tax, the effect of which may be subject to taxation all or a portion of any gains realized by such a corporate Unit holder upon the sale, exchange or other disposition of a Unit. The amendments are applicable to taxable periods commencing January 1991, and to each taxable period thereafter. Because no authoritative judicial, legislative or administrative interpretation of these amendments has issued, and there remain many unresolved questions regarding its potential effect on corporate franchise taxpayers, each corporation which is subject to the State franchise tax and which is considering the purchase of Units should consult its tax advisor regarding the effect of these amendments.

For information with respect to the Federal income tax status and other tax matters, see "What is the Federal Tax Status of Unit Holders?"

Certain Considerations

Economic Outlook. Texas's economic growth in general has paralleled U.S. growth since 1995. The State's Comptroller has forecasted slower economic expansion in 1999, but it should continue to outpace the growth of the national economy. Although the U.S. economy shows signs of renewed strength, a retrenchment in the high-technology industry has restrained vigorous economic recovery in Texas. Nevertheless, a growing State economy, healthy gains in employment and personal income, and unspent cash from the 1996-97 biennium should combine to increase the amount of State revenue available for general spending through the 1998-99 fiscal biennium.

Texas's real gross state product has outpaced national economic growth in every year of the 1990s, with average annual growth rates exceeding the nation's by nearly one percentage point each year. In fiscal 1995, Texas's gross state product grew by 5.3%. In fiscal 1996, the gross product grew by only 3.5%, but it picked back up to 5.2% growth in 1997.

The United States experienced 2.0%, 2.8% and 3.8% growth during those years. This pattern should continue throughout the 1998-99 biennium, with the State's gross state product increasing at an annual rate of 5.2% during 1998 (compared to 2.7% for national gross domestic product), but then dropping to 4.3% growth in 1999.

The three industries in Texas with the highest employment concentration are oil and gas extraction, pipelines, and petroleum production. However, Bureau of Economic Analysis data for 1970, 1980 and 1990 show a decreasing concentration in these industries, indicating that the State's economy has become more like the country's. Increasing economic diversity helps protect Texas from business cycles associated with the energy industry, but concentration in these industries allows the State to reap greater rewards when they prosper, as oil and gas extraction did in 1996 and 1997.

Texas's largest industries in terms of employment have traditionally been services, trade and government. In September 1997, they represented 28.0%, 23.7%, and 17.1% of all employment, respectively. In the eleven months following September 1997, the major industries experiencing the greatest employment growth are construction (5.1%), transportation (4.8%) and services (4.1%). Trade and manufacturing were stable, but mining and production suffered a small loss in jobs (1.0%). During 1999, the electronic equipment and industrial machinery industries will become more important to the Texas economy. In 1997, exports of high-tech items such as semiconductors, communications equipment and computers reached more than 40% of the State's total exports. High-tech firms with established plants in Texas, such as Dell Computer, Texas Instruments, Compaq, Intel and Motorola, have driven much of this growth.

Mexico is Texas's largest market, thanks in part to its proximity, trade liberalization and the peso recovery. Beginning in 1997, the economic picture for border areas has brightened in the aftermath of the 1994 peso devaluation. Mexico's fiscal crisis had spilled over to Texas border retailers. With Mexico's economy continuing to improve, retail activity along the border is increasing and feeding job growth and construction. Texas has also increased its investments in basic infrastructure along the Mexican border in order to take advantage of its location and further increase exports. The State's exports totaled $84 billion in 1997 and are expected to reach $90 billion in 1998, $98 billion in 1999 and $107 billion in 2000.

Over the past ten years, per capita personal income growth in Texas has trailed behind the United States as a whole. Since 1986, Texas has experienced an average of 4.7% annual income growth, compared to the national average annual increase of 4.9%. In 1997, per capita personal income in the State reached $23,647 or 93.5% of the national average ($25,298). Texas ranked 28th among the fifty states in per capita personal income in both 1996 and 1997. Total personal income in the State increased 8.0% in 1997 (the national change was 5.6%), following a 6.7% rise in 1996. The State Comptroller's Office estimates that personal income will increase by 5.6% in 1999, with about half of the growth attributable to inflation.

During fiscal 1997, Texas nonfarm employment registered 2.6% annual growth and reached a record 8.45 million, including over 200,000 new jobs. In the twelve months ending in September 1998, Texas added about 258,000 new jobs for an increase of 3.0%. The service sector experienced the bulk of these gains (228,000 jobs) with a 3.3% increase from September 1997. Construction employment grew at an annualized rate of 5.4%, an increase of roughly 25,000 new jobs in 1998. Manufacturing employment has increased by only about 9,000 jobs or 0.8%. The State Comptroller's economic forecast estimates 2.2% total employment growth in fiscal 1998 and again in fiscal 1999. Currently, the service-producing sectors (i.e., transportation and public utilities, insurance and real estate, government, and trade) are the major sources of job growth in Texas, accounting for 80% of total non-farm employment and over 90% of employment growth since 1990. In 1997, Texas experienced its lowest unemployment rate in ten years, reaching 5.4%. This rate has further decreased to 4.3% in April and May 1998 and has risen only slightly through November 1998. The unemployment rate for the United States in 1997 was 4.9%, decreasing to 4.6% in April and May 1998 (and 4.6% in November 1998).

Revenue and Expenditures. Historically, the primary sources of the State's revenues have been sales taxes, mineral severance taxes and federal grants. Due to the State's expansion in Medicaid spending and other Health and Human Services programs requiring federal matching revenues, federal receipts were the State's largest source of income in fiscal 1998, increasing 2.7% compared to 1997 and totaling 29.0% of total revenue. Federal income is expected to increase by 3.8% in fiscal 1999. Sales tax, which had been the main source of revenue between 1981 and 1993, was second, accounting for 27.5% of total revenues in fiscal

1998 (up 4.1%). For the past 11 years, the sales tax has produced more revenue each year than all other taxes combined. Total sales tax collections for the fiscal 1999 are expected to grow by 4.0% and reach $12.3 billion, an increase of $474 million over fiscal 1998. While the growth in sales tax collections slackened in 1996-97, a jump in consumer confidence and spending has enabled a moderate increase in 1998 receipts.

Oil production and regulation tax receipts in fiscal 1998 are expected to reach $366.5 million, down 14.6% from collections in fiscal 1997. Even though 1997 collections were bolstered by a spike in prices, the long-term price outlook is relatively flat, and taxable production is expected to continue to fall, including an additional 4.2% estimated drop in fiscal 1999. Natural gas tax receipts in fiscal 1998 are expected to reach $500.9 million, down dramatically (29.7%) from $712.2 million in fiscal 1997. Like the oil industry, the strong fiscal 1997 collections are attributable to a sustained rise in prices. However, long-term natural gas prices are expected to remain flat in response to supply increases from Canada and the Gulf of Mexico.

Heavy reliance on the energy and agricultural sectors for jobs and income resulted in a general downturn in the Texas economy beginning in 1982 when those industries suffered significantly. The effects of this downturn continued to affect the State's real estate industry and its financial institutions for several years. As a result of these problems, the general revenue fund had a $231 million cash deficit at the beginning of the 1987 fiscal year that grew to a $745 million cash deficit by the end of that fiscal year. After 1987, the Texas economy did begin to move toward a period of recovery. Expansion has continued, and the State ended fiscal 1997 with a general revenue fund cash surplus of $2.4 billion.

Net revenues for general and special funds at the end of fiscal 1998 totaled $42.9 billion, or 0.6% over fiscal 1997. The two largest increases in revenue were a $2.7 million (42.5%) rise in claims settlements, and a $273.7 million (14.7%) increase in lottery proceeds. Expenditures at the end of fiscal 1998 increased by $1.76 billion, or 4.3% over fiscal 1997. Capital outlay experienced the largest expenditure increase, $187 million or 32.3% over 1997, while health and human services expenses were down by $326.7 million or 2.2% from 1997.

The State's Comptroller's Office estimates that revenues in 1999 are expected to total $44.35 billion. The State of Texas will have $22.54 billion in funds available to finance general revenue-related operations during fiscal 1999 (estimated general fund appropriations are $21.58 billion). Available funds will come from three main sources. The ending balance available for certification carried forward from fiscal 1998 is expected to be $2.4 billion. Total tax revenue will be $22.1 billion, and total non-tax revenue will contribute an additional $10.8 billion. Of the non-tax revenue, the single largest portion will be $12.9 billion in federal revenue. The revenue estimate for fiscal 1999 is based on an assumption that the Texas economy will show a steady growth.

With certain specific exceptions, the Texas Constitution generally prohibits the creation of debt by or on behalf of the State unless the voters of the State, by constitutional amendment, authorize the issuance of debt (including general obligation indebtedness backed by the State's taxing power and full faith and credit). In excess of $9.0 billion of general obligation bonds have been authorized in Texas and almost $5.4 billion of such bonds, including revenue bonds, are currently outstanding. Many of these were issued by the Veterans' Land Board and the Texas Public Finance Authority.

Though the full faith and credit of the State are pledged for the payment of all general obligations issued by the State, much of that indebtedness is designed to be eventually self-supporting from fees, payments and other sources of revenues; in some instances, the receipt of such revenues by certain issuing agencies has been in sufficient amounts to pay the principal of and interest on the issuer's outstanding bonds without requiring the use of appropriated funds.

Pursuant to Article 717k-2, Texas Revised Civil Statutes, as presently amended, the net effective interest rate for any issue or series of Bonds in a Texas Trust is limited to 15%. In March, 1993, the Legislature passed a proposed constitutional amendment which would allow a limited amount of money to be "recaptured" from wealthy school districts and redistributed to property-poor school districts. However, the amendment was rejected by the voters on May 1, 1993, requiring the Legislature to develop a new school finance plan. At the end of May, 1993, the Legislature passed a new school finance bill that provides school districts with certain choices to achieve funding equalization. The Texas Supreme Court upheld this school finance law in January, 1995.

The same economic and other factors affecting the State of Texas and its agencies also have affected cities, counties, school districts and other issuers of bonds located throughout the State. Declining revenues caused by the downturn in the Texas economy in the mid-1980s forced these various other issuers to raise taxes and cut services to achieve the balanced budget mandated by their respective charters or applicable State law requirements. Standard & Poor's and Moody's Investors Service, Inc. assign separate ratings to each issue of bonds sold by these other issuers. Such ratings may be significantly lower than the ratings assigned by such rating agencies to Texas general obligation bonds.

A wide variety of Texas laws, rules and regulations affect, directly or indirectly, the payment of interest on, or the repayment of the principal of, Bonds in a Texas Trust. The impact of such laws and regulations on particular Bonds may vary depending upon numerous factors including, among others, the particular type of Bonds involved, the public purpose funded by the Bonds and the nature and extent of insurance or other security for payment of principal and interest on the Bonds. For example, Bonds in a Texas Trust which are payable only from the revenues derived from a particular facility may be adversely affected by Texas laws or regulations which make it more difficult for the particular facility to generate revenues sufficient to pay such interest and principal, including, among others, laws and regulations which limit the amount of fees, rates or other charges which may be imposed for use of the facility or which increase competition among facilities of that type or which limit or otherwise have the effect of reducing the use of such facilities generally, thereby reducing the revenues generated by the particular facility. Bonds in a Texas Trust, the payment of interest and principal on which is payable from annual appropriations, may be adversely affected by local laws or regulations that restrict the availability of monies with which to make such appropriations. Similarly, Bonds in a Texas Trust, the payment of interest and principal on which is secured, in whole or in part, by an interest in real property may be adversely affected by declines in real estate values and by Texas laws that limit the availability of remedies or the scope of remedies available in the event of a default on such Bonds. Because of the diverse nature of such laws and regulations and the impossibility of predicting the nature or extent of future changes in existing laws or regulations or the future enactment or adoption of additional laws or regulations, it is not presently possible to determine the impact of such laws and regulations on the Bonds in a Texas Trust and, therefore, on the Units.

From the time Standard & Poor's began rating Texas general obligation bonds in 1956 until early 1986, that firm gave these bonds its highest rating, AAA. In April 1986, in response to the State's economic problems, Standard & Poor's downgraded its rating of Texas general obligation bonds to AA+. Standard & Poor's further downgraded the general obligation debt rating in July 1987 to its current AA rating. Moody's Investors Service, Inc. has rated Texas bonds since prior to the Great Depression. Moody's upgraded its rating of Texas general obligation bonds in 1962 from Aa to Aaa, its highest rating, following the imposition of a statewide sales tax by the Legislature. Moody's downgraded such rating to Aa in March 1987 and currently publishes a Aa2 rating for Texas general obligation bonds. Fitch IBCA, Inc. rates Texas general obligation bonds AA+. No prediction can be made concerning future changes in ratings by national rating agencies for Texas general obligation bonds or concerning the effect of such ratings changes on the market for such issues.

This summary is derived from sources that are generally available to investors and is believed to be accurate. It is based in part on information obtained from various State and local agencies in Texas, including information provided in official statements of recent Texas State issues. Historical data on economic conditions in Texas is presented for background information only, and should not be relied on to suggest future economic conditions in the State.

The foregoing information constitutes only a brief summary of some of the general factors which may impact certain issuers of Bonds and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of Bonds held by the Texas Trusts are subject. Additionally, many factors including national economic, social and environmental policies and conditions, which are not within the control of the issuers of the Bonds, could affect or could have an adverse impact on the financial condition of the issuers. The Sponsor is unable to predict whether or to what extent such factors or other factors may affect the issuers of the Bonds, the market value or marketability of the Bonds or the ability of the respective issuers of the Bonds acquired by the Texas Trusts to pay interest on or principal of the Bonds.

                           TEXAS TRUST SERIES

          The First Trust(registered trademark) Combined Series
         The First Trust of Insured Municipal Bonds-Multi-State

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005
              INDEPENDENT    Ernst & Young LLP

                AUDITORS:    Sears Tower

                             233 South Wacker Drive

                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors


                               S-1
                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, The First Trust Combined Series 130, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on May 28, 1999.

                           THE FIRST TRUST COMBINED SERIES 130
                                   (Registrant)
                           By NIKE SECURITIES L.P.
                                   (Depositor)


                           By Robert M. Porcellino
                                 Senior Vice President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                  Title*                  Date

Robert D. Van Kampen    Director of        )
                      Nike Securities      )
                        Corporation,       )   May 28, 1999
                    the General Partner    )
                  of Nike Securities L.P.  )
                                           )
David J. Allen        Director of Nike     ) Robert M. Porcellino
                  Securities Corporation,  )   Attorney-in-Fact**
                   the General Partner of
                    Nike Securities L.P.

* The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of The First Trust Combined Series 258 (File No. 33-63483) and the same is hereby incorporated herein by this reference.



                               S-2
                 CONSENT OF INDEPENDENT AUDITORS


We consent to the reference to our firm under the caption "Experts" and to the use of our report dated May 12, 1999 in this Post-Effective Amendment to the Registration Statement and related Prospectus of The First Trust Combined Series dated May 26, 1999.



                                        ERNST & YOUNG LLP





Chicago, Illinois
May 25, 1999